FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05583
                                   ---------

              FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
            ---------------------------------------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

        MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        -------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (650) 312-2000
                                                           --------------

Date of fiscal year end: 12/31
                         -----

Date of reporting period: 3/31/05
                          --------

ITEM 1. SCHEDULE OF INVESTMENTS.



FRANKLIN TEMPLETON

VARIABLE INSURANCE PRODUCTS TRUST

QUARTERLY STATEMENTS OF INVESTMENTS
MARCH 31, 2005
--------------------------------------------------------------------------------

CONTENTS

Franklin Flex Cap Growth Securities Fund ..................................   3
Franklin Global Communications Securities Fund ............................   7
Franklin Growth and Income Securities Fund ................................  11
Franklin High Income Fund .................................................  15
Franklin Income Securities Fund ...........................................  21
Franklin Large Cap Growth Securities Fund .................................  29
Franklin Large Cap Value Securities Fund ..................................  33
Franklin Money Market Fund ................................................  35
Franklin Real Estate Fund .................................................  37
Franklin Rising Dividends Securities Fund .................................  41
Franklin Small Cap Fund ...................................................  43
Franklin Small Cap Value Securities Fund ..................................  49
Franklin Strategic Income Securities Fund .................................  53
Franklin U.S. Government Fund .............................................  65
Franklin Zero Coupon Fund - 2005 ..........................................  69
Franklin Zero Coupon Fund - 2010 ..........................................  71
Mutual Discovery Securities Fund ..........................................  73
Mutual Shares Securities Fund .............................................  85
Templeton Developing Markets Securities Fund ..............................  95
Templeton Foreign Securities Fund ......................................... 101
Templeton Global Asset Allocation Fund .................................... 107
Templeton Global Income Securities Fund ................................... 115
Templeton Growth Securities Fund .......................................... 121
Notes to Statements of Investments ........................................ 129

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o TEMPLETON o MUTUAL SERIES


                                         Quarterly Statements of Investments | 1
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

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN FLEX CAP GROWTH SECURITIES FUND                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS 93.5%
       COMMERCIAL SERVICES 2.0%
       Moody's Corp. ...........................................................                               140   $      11,320
       Robert Half International Inc. ..........................................                               280           7,549
                                                                                                                     -------------
                                                                                                                            18,869
                                                                                                                     -------------
       COMMUNICATIONS 0.9%
       Vodafone Group PLC, ADR (United Kingdom) ................................                               320           8,499
                                                                                                                     -------------
       CONSUMER DURABLES 0.5%
    (a)Electronic Arts Inc. ....................................................                               100           5,178
                                                                                                                     -------------
       CONSUMER NON-DURABLES 3.8%
       Clorox Co. ..............................................................                               140           8,819
       PepsiCo Inc. ............................................................                               140           7,424
       Procter & Gamble Co. ....................................................                               200          10,600
    (a)Quiksilver Inc. .........................................................                               350          10,160
                                                                                                                     -------------
                                                                                                                            37,003
                                                                                                                     -------------
       CONSUMER SERVICES 4.5%
    (a)eBay Inc. ...............................................................                               320          11,923
    (a)Entravision Communications Corp. ........................................                               580           5,145
    (a)Las Vegas Sands Corp. ...................................................                                90           4,050
    (a)Pixar ...................................................................                                30           2,927
    (a)Univision Communications Inc., A ........................................                               400          11,076
       The Walt Disney Co. .....................................................                               280           8,044
                                                                                                                     -------------
                                                                                                                            43,165
                                                                                                                     -------------
       ELECTRONIC TECHNOLOGY 16.3%
    (a)Altera Corp. ............................................................                               460           9,099
    (a)Apple Computer Inc. .....................................................                               120           5,000
    (a)Applied Materials Inc. ..................................................                               370           6,012
    (a)Cisco Systems Inc. ......................................................                               500           8,945
    (a)Dell Inc. ...............................................................                               400          15,368
       Intel Corp. .............................................................                               300           6,969
    (a)KLA-Tencor Corp. ........................................................                               150           6,901
       L-3 Communications Holdings Inc. ........................................                               100           7,102
    (a)Lam Research Corp. ......................................................                               400          11,544
       Linear Technology Corp. .................................................                               250           9,578
    (a)Network Appliance Inc. ..................................................                               200           5,532
       QUALCOMM Inc. ...........................................................                               300          10,995
       Rockwell Automation Inc. ................................................                               300          16,992
       Rockwell Collins Inc. ...................................................                               120           5,711
    (a)Varian Inc. .............................................................                               350          13,262
    (a)Varian Semiconductor Equipment Associates Inc. ..........................                               230           8,742
    (a)Vitesse Semiconductor Corp. .............................................                             2,070           5,548
       Xilinx Inc. .............................................................                               140           4,092
                                                                                                                     -------------
                                                                                                                           157,392
                                                                                                                     -------------


                                         Quarterly Statements of Investments | 3

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN FLEX CAP GROWTH SECURITIES FUND                                                           SHARES         VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       ENERGY MINERALS 3.6%
       Apache Corp. ............................................................                               230   $      14,083
       ExxonMobil Corp. ........................................................                               200          11,920
       Peabody Energy Corp. ....................................................                               200           9,272
                                                                                                                     -------------
                                                                                                                            35,275
                                                                                                                     -------------
       FINANCE 13.9%
       Alexandria Real Estate Equities Inc. ....................................                               140           9,013
       Calamos Asset Management Inc., A ........................................                               230           6,192
    (a)CapitalSource Inc. ......................................................                               460          10,580
       Catellus Development Corp. ..............................................                               250           6,663
       City National Corp. .....................................................                               200          13,964
       Countrywide Financial Corp. .............................................                               320          10,387
    (a)E*TRADE Financial Corp. .................................................                               830           9,960
       Freddie Mac .............................................................                               170          10,744
       Golden West Financial Corp. .............................................                               170          10,285
       Investors Financial Services Corp. ......................................                               300          14,673
       The PMI Group Inc. ......................................................                               120           4,561
       UCBH Holdings Inc. ......................................................                               230           9,177
       Wells Fargo & Co. .......................................................                               300          17,940
                                                                                                                     -------------
                                                                                                                           134,139
                                                                                                                     -------------
       EALTH SERVICES 3.4%
    (a)Community Health Systems Inc. ...........................................                               150           5,236
       Quest Diagnostics Inc. ..................................................                                90           9,462
    (a)VCA Antech Inc. .........................................................                               900          18,207
                                                                                                                     -------------
                                                                                                                            32,905
                                                                                                                     -------------
       HEALTH TECHNOLOGY 19.0%
    (a)Amgen Inc. ..............................................................                               410          23,866
       Beckman Coulter Inc. ....................................................                               200          13,290
    (a)Biogen Idec Inc. ........................................................                               210           7,247
       Biomet Inc. .............................................................                               200           7,260
       Cooper Cos. Inc. ........................................................                               200          14,580
    (a)Gen-Probe Inc. ..........................................................                               120           5,347
    (a)Genentech Inc. ..........................................................                               200          11,322
    (a)Gilead Sciences Inc. ....................................................                               320          11,456
    (a)Invitrogen Corp. ........................................................                               200          13,840
       Johnson & Johnson .......................................................                               300          20,148
       Medtronic Inc. ..........................................................                               160           8,152
       Pfizer Inc. .............................................................                               370           9,720
    (a)ResMed Inc. .............................................................                               140           7,896
    (a)Varian Medical Systems Inc. .............................................                               400          13,712
    (a)Zimmer Holdings Inc. ....................................................                               200          15,562
                                                                                                                     -------------
                                                                                                                           183,398
                                                                                                                     -------------


4 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN FLEX CAP GROWTH SECURITIES FUND                                                           SHARES         VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       INDUSTRIAL SERVICES 2.2%
    (a)Jacobs Engineering Group Inc. ...........................................                               150   $       7,788
       Smith International Inc. ................................................                               210          13,173
                                                                                                                     -------------
                                                                                                                            20,961
                                                                                                                     -------------
       PROCESS INDUSTRIES 4.6%
       Air Products & Chemicals Inc. ...........................................                               300          18,987
       Bunge Ltd. ..............................................................                               230          12,392
       Ecolab Inc. .............................................................                               180           5,949
    (a)Headwaters Inc. .........................................................                               230           7,549
                                                                                                                     -------------
                                                                                                                            44,877
                                                                                                                     -------------
       PRODUCER MANUFACTURING 1.5%
       Masco Corp. .............................................................                               230           7,974
       PACCAR Inc. .............................................................                                90           6,515
                                                                                                                     -------------
                                                                                                                            14,489
                                                                                                                     -------------
       RETAIL TRADE 3.0%
    (a)Aeropostale Inc. ........................................................                               250           8,188
       Big 5 Sporting Goods Corp. ..............................................                               180           4,446
    (a)Chico's FAS Inc. ........................................................                               140           3,956
    (a)Hot Topic Inc. ..........................................................                               230           5,026
       Lowe's Cos. Inc. ........................................................                                80           4,567
    (a)Tuesday Morning Corp. ...................................................                               100           2,887
                                                                                                                     -------------
                                                                                                                            29,070
                                                                                                                     -------------
       TECHNOLOGY SERVICES 12.1%
    (a)Accenture Ltd., A (Bermuda) .............................................                               350           8,453
       Adobe Systems Inc. ......................................................                               140           9,404
    (a)Ask Jeeves Inc. .........................................................                               180           5,054
    (a)Cognizant Technology Solutions Corp., A .................................                               350          16,170
    (a)Cognos Inc. (Canada) ....................................................                               240          10,066
       Fair Isaac Corp. ........................................................                               230           7,921
       First Data Corp. ........................................................                               230           9,041
    (a)Google Inc., A ..........................................................                                40           7,220
    (a)Intuit Inc. .............................................................                               140           6,128
       Paychex Inc. ............................................................                               230           7,549
    (a)VeriSign Inc. ...........................................................                               350          10,045
    (a)Yahoo! Inc. .............................................................                               600          20,340
                                                                                                                     -------------
                                                                                                                           117,391
                                                                                                                     -------------
       TRANSPORTATION 2.2%
       Expeditors International of Washington Inc. .............................                               400          21,420
                                                                                                                     -------------
       TOTAL COMMON STOCKS (COST $937,538)......................................                                           904,031
                                                                                                                     -------------


                                         Quarterly Statements of Investments | 5

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN FLEX CAP GROWTH SECURITIES FUND                                                          SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------------
       SHORT TERM INVESTMENT (COST $62,907) 6.5%
       MONEY FUND 6.5%
    (b)Franklin Institutional Fiduciary Trust Money Market Portfolio ...........                            62,907   $      62,907
                                                                                                                     -------------
       TOTAL INVESTMENTS (COST $1,000,445) 100.0%...............................                                           966,938
       OTHER ASSETS, LESS LIABILITIES 0.0%(c )..................................                                              (411)
                                                                                                                     -------------
       NET ASSETS 100.0%........................................................                                     $     966,527
                                                                                                                     =============

See Selected Portfolio Abbreviations on page 127.

(a)   Non-income producing.

(b) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

(c)   Rounds to less than 0.05% of net assets.


6 | See Notes to Statements of Investments.
  | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN GLOBAL COMMUNICATIONS SECURITIES FUND                                 COUNTRY           SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS 94.2%
       AEROSPACE & DEFENSE 0.7%
    (a)Essex Corp. .............................................................   United States            66,100   $   1,079,413
                                                                                                                     -------------
       BROADCASTING 13.3%
    (a)Cumulus Media Inc., A ...................................................   United States           162,600       2,317,050
    (a)Entravision Communications Corp. ........................................   United States           102,600         910,062
       Grupo Televisa SA, ADR ..................................................       Mexico              106,200       6,244,560
    (a)Radio One Inc., D .......................................................   United States           231,900       3,420,525
    (a)Sirius Satellite Radio Inc. .............................................   United States           135,900         763,758
    (a)Univision Communications Inc., A ........................................   United States           131,100       3,630,159
    (a)Westwood One Inc. .......................................................   United States            36,200         736,670
    (a)XM Satellite Radio Holdings Inc., A .....................................   United States            60,700       1,912,050
                                                                                                                     -------------
                                                                                                                        19,934,834
                                                                                                                     -------------
       COMPUTER COMMUNICATIONS 1.4%
    (a)Avaya Inc. ..............................................................   United States            29,700         346,896
    (a)F5 Networks Inc. ........................................................   United States            35,300       1,782,297
                                                                                                                     -------------
                                                                                                                         2,129,193
                                                                                                                     -------------
       COMPUTER PERIPHERALS 2.9%
    (a)Advanced Digital Information Corp. ......................................   United States            20,700         169,740
    (a)ATI Technologies Inc. ...................................................       Canada              179,300       3,094,718
    (a)EMC Corp. ...............................................................   United States            91,500       1,127,280
                                                                                                                     -------------
                                                                                                                         4,391,738
                                                                                                                     -------------
       COMPUTER PROCESSING HARDWARE 1.5%
    (a)Sun Microsystems Inc. ...................................................   United States           547,500       2,211,900
                                                                                                                     -------------
       ELECTRONIC EQUIPMENT/INSTRUMENTS 0.2%
    (a)Dolby Laboratories Inc., A ..............................................   United States            10,000         235,000
                                                                                                                     -------------
       INTERNET SOFTWARE/SERVICES 7.3%
    (a)Ask Jeeves Inc. .........................................................   United States            95,200       2,673,216
    (a)Google Inc., A ..........................................................   United States             5,600       1,010,856
    (a)JAMDAT Mobile Inc. ......................................................   United States            46,900         808,556
    (a)RealNetworks Inc. .......................................................   United States           327,200       1,891,216
    (a)VeriSign Inc. ...........................................................   United States            69,500       1,994,650
    (a)Websense Inc. ...........................................................   United States            19,100       1,027,580
    (a)Yahoo! Inc. .............................................................   United States            45,300       1,535,670
                                                                                                                     -------------
                                                                                                                        10,941,744
                                                                                                                     -------------
       MAJOR TELECOMMUNICATIONS 14.4%
       Alltel Corp. ............................................................   United States            58,100       3,186,785
       BellSouth Corp. .........................................................   United States            88,400       2,324,036
       PT Telekomunikasi Indonesia, B ..........................................     Indonesia           2,289,500       1,081,777


                                         Quarterly Statements of Investments | 7

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN GLOBAL COMMUNICATIONS SECURITIES FUND                                 COUNTRY           SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       MAJOR TELECOMMUNICATIONS (CONT.)
       Sprint Corp. ............................................................   United States           252,000   $   5,733,000
       Telecom Corp. of New Zealand Ltd. .......................................    New Zealand            665,447       2,868,796
       Telefonica SA, ADR ......................................................       Spain                42,356       2,201,242
       Telus Corp. .............................................................       Canada              138,000       4,267,383
                                                                                                                     -------------
                                                                                                                        21,663,019
                                                                                                                     -------------
       MEDIA CONGLOMERATES 8.2%
       News Corp. Ltd., A ......................................................   United States           136,100       2,302,812
    (a)Time Warner Inc. ........................................................   United States           152,300       2,672,865
       Viacom Inc., B ..........................................................   United States           105,300       3,667,599
       The Walt Disney Co. .....................................................   United States           128,400       3,688,932
                                                                                                                     -------------
                                                                                                                        12,332,208
                                                                                                                     -------------
       MISCELLANEOUS COMMERCIAL SERVICES 2.1%
    (a)AFK Sistema, GDR, 144A ..................................................       Russia              191,500       3,102,300
                                                                                                                     -------------
       SEMICONDUCTORS 1.1%
    (a)Marvell Technology Group Ltd. ...........................................      Bermuda               41,800       1,602,612
                                                                                                                     -------------
       SPECIALTY TELECOMMUNICATIONS 7.4%
    (a)American Tower Corp., A .................................................   United States           176,000       3,208,480
       Citizens Communications Co. .............................................   United States           114,000       1,475,160
    (a)Crown Castle International Corp. ........................................   United States           148,090       2,378,325
    (a)Orascom Telecom, GDR ....................................................       Egypt                29,700       1,049,895
    (a)SpectraSite Inc. ........................................................   United States            50,200       2,910,094
                                                                                                                     -------------
                                                                                                                        11,021,954
                                                                                                                     -------------
       TELECOMMUNICATIONS EQUIPMENT 14.6%
    (a)Comverse Technology Inc. ................................................   United States           114,100       2,877,602
    (a)Lucent Technologies Inc. ................................................   United States           549,300       1,510,575
       Nokia Corp., ADR ........................................................      Finland              407,700       6,290,811
       QUALCOMM Inc. ...........................................................   United States           199,100       7,297,015
    (a)Research in Motion Ltd. .................................................       Canada               28,400       2,170,328
    (a)Trimble Navigation Ltd. .................................................   United States            51,500       1,741,215
                                                                                                                     -------------
                                                                                                                        21,887,546
                                                                                                                     -------------
       WIRELESS COMMUNICATIONS 19.1%
       America Movil SA de CV, L, ADR ..........................................       Mexico              157,500       8,127,000
    (a)Europolitan Holdings AB .................................................       Sweden              273,500       1,914,779
    (a)InPhonic Inc. ...........................................................   United States            64,900       1,474,203
    (a)Nextel Communications Inc., A ...........................................   United States            79,300       2,253,706
    (a)NII Holdings Inc., B ....................................................   United States           108,900       6,261,750
       Rogers Communications Inc., B ...........................................       Canada               72,100       1,963,299


8 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN GLOBAL COMMUNICATIONS SECURITIES FUND                                 COUNTRY           SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       WIRELESS COMMUNICATIONS (CONT.)
       Turkcell Iletisim Hizmetleri AS, ADR ....................................       Turkey               87,481   $   1,494,175
    (a)UbiquiTel Inc. ..........................................................   United States           269,100       1,802,970
    (a)U.S. Unwired Inc., A ....................................................   United States           336,100       1,411,621
       Vodafone Group PLC, ADR .................................................   United Kingdom           74,800       1,986,688
                                                                                                                     -------------
                                                                                                                        28,690,191
                                                                                                                     -------------
       TOTAL COMMON STOCKS (COST $119,679,866)..................................                                       141,223,652
                                                                                                                     -------------
       PREFERRED STOCK (COST $820,897) 0.6%
       SPECIALTY TELECOMMUNICATIONS 0.6%
    (a)Tele Norte Leste Participacoes SA, ADR, pfd. ............................       Brazil               59,200         915,824
                                                                                                                     -------------
       TOTAL LONG TERM INVESTMENTS (COST $120,500,763)..........................                                       142,139,476
                                                                                                                     -------------

                                                                                                   ----------------
                                                                                                   PRINCIPAL AMOUNT
                                                                                                   ----------------
       SHORT TERM INVESTMENT (COST $4,675,419) 3.1%
       REPURCHASE AGREEMENT 3.1%
    (b)Joint Repurchase Agreement, 2.721%, 4/01/05
       (Maturity Value $4,675,772) .............................................   United States    $    4,675,419       4,675,419
         ABN AMRO Bank, N.V., New York Branch (Maturity Value $440,317)
         Banc of America Securities LLC (Maturity Value $440,317)
         Barclays Capital Inc. (Maturity Value $440,317)
         Bear, Stearns & Co. Inc. (Maturity Value $270,918)
         BNP Paribas Securities Corp. (Maturity Value $440,317)
         Deutsche Bank Securities Inc. (Maturity Value $270,914)
         Goldman, Sachs & Co. (Maturity Value $203,162)
         Greenwich Capital Markets Inc. (Maturity Value $440,317)
         Lehman Brothers Inc. (Maturity Value $408,242)
         Merrill Lynch Government Securities Inc. (Maturity Value $440,317)
         Morgan Stanley & Co. Inc. (Maturity Value $440,317)
         UBS Securities LLC (Maturity Value $440,317)
          Collateralized by (c)U.S. Government Agency Securities, 0.00 - 7.00%,
           4/05/05 - 3/15/10; and (c)U.S. Treasury Bills, 6/30/05 - 9/22/05
                                                                                                                     -------------
       TOTAL INVESTMENTS (COST $125,176,182) 97.9%..............................                                       146,814,895
       OTHER ASSETS, LESS LIABILITIES 2.1%......................................                                         3,134,058
                                                                                                                     -------------
       NET ASSETS 100.0%........................................................                                     $ 149,948,953
                                                                                                                     =============

See Selected Portfolio Abbreviations on page 127.

(a)   Non-income producing.

(b) Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2005, all repurchase agreements had been entered into on that date.

(c) A portion or all of the security is traded on a discount basis with no stated coupon rate.


                                         Quarterly Statements of Investments |
                                     See Notes to Statements of Investments. | 9

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10 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN GROWTH AND INCOME SECURITIES FUND                                     COUNTRY           SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS 93.3%
       COMMERCIAL SERVICES 2.7%
       Dex Media Inc. ..........................................................   United States           299,900   $   6,192,935
       R.R. Donnelley & Sons Co. ...............................................   United States           425,600      13,457,472
                                                                                                                     -------------
                                                                                                                        19,650,407
                                                                                                                     -------------
       COMMUNICATIONS 6.6%
       Alltel Corp. ............................................................   United States           131,100       7,190,835
       BellSouth Corp. .........................................................   United States           385,800      10,142,682
       Citizens Communications Co. .............................................   United States           134,700       1,743,018
       SBC Communications Inc. .................................................   United States           447,472      10,600,612
       Sprint Corp. ............................................................   United States           238,300       5,421,325
       Verizon Communications Inc. .............................................   United States           370,722      13,160,631
                                                                                                                     -------------
                                                                                                                        48,259,103
                                                                                                                     -------------
       CONSUMER NON-DURABLES 7.5%
       Altria Group Inc. .......................................................   United States           241,800      15,811,302
       British American Tobacco PLC ............................................   United Kingdom          421,000       7,423,374
       Coca-Cola Co. ...........................................................   United States           269,900      11,246,733
       General Mills Inc. ......................................................   United States           106,400       5,229,560
       Kimberly-Clark Corp. ....................................................   United States            84,700       5,567,331
       Unilever NV, N.Y. shs. ..................................................    Netherlands            134,400       9,195,648
                                                                                                                     -------------
                                                                                                                        54,473,948
                                                                                                                     -------------
       CONSUMER SERVICES 2.3%
       Dow Jones & Co. Inc. ....................................................   United States           168,800       6,308,056
       Viacom Inc., B ..........................................................   United States           191,100       6,656,013
       The Walt Disney Co. .....................................................   United States           131,800       3,786,614
                                                                                                                     -------------
                                                                                                                        16,750,683
                                                                                                                     -------------
       ELECTRONIC TECHNOLOGY 6.8%
       Embraer-Empresa Brasileira de Aeronautica SA, ADR .......................       Brazil              180,600       5,652,780
       Hewlett-Packard Co. .....................................................   United States           368,200       8,078,308
       Lockheed Martin Corp. ...................................................   United States            94,200       5,751,852
       Nokia Corp., ADR ........................................................      Finland              487,800       7,526,754
       Raytheon Co. ............................................................   United States           339,700      13,146,390
       Rockwell Automation Inc. ................................................   United States           158,700       8,988,768
                                                                                                                     -------------
                                                                                                                        49,144,852
                                                                                                                     -------------
       ENERGY MINERALS 12.8%
       BP PLC, ADR .............................................................   United Kingdom          125,600       7,837,440
       ChevronTexaco Corp. .....................................................   United States           421,116      24,555,274
       ExxonMobil Corp. ........................................................   United States           596,244      35,536,142
       Kerr-McGee Corp. ........................................................   United States           118,800       9,305,604
       Shell Transport & Trading Co. PLC, ADR ..................................   United Kingdom          287,900      15,650,244
                                                                                                                     -------------
                                                                                                                        92,884,704
                                                                                                                     -------------


                                        Quarterly Statements of Investments | 11

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN GROWTH AND INCOME SECURITIES FUND                                     COUNTRY           SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       FINANCE 23.8%
       Bank of America Corp. ...................................................   United States           656,412   $  28,947,769
       Citigroup Inc. ..........................................................   United States           698,200      31,377,108
       Fifth Third Bancorp .....................................................   United States           191,400       8,226,372
       Freddie Mac .............................................................   United States           119,800       7,571,360
       JPMorgan Chase & Co. ....................................................   United States           438,870      15,184,902
       Montpelier Re Holdings Ltd. .............................................      Bermuda              116,300       4,087,945
       Morgan Stanley ..........................................................   United States           227,200      13,007,200
       Old Republic International Corp. ........................................   United States           264,500       6,160,205
       Prudential Financial Inc. ...............................................   United States            71,860       4,124,764
       St. Paul Travelers Cos. Inc. ............................................   United States           300,100      11,022,673
       U.S. Bancorp ............................................................   United States           407,500      11,744,150
       Wachovia Corp. ..........................................................   United States           202,700      10,319,457
       Washington Mutual Inc. ..................................................   United States           262,800      10,380,600
       Wells Fargo & Co. .......................................................   United States           184,500      11,033,100
                                                                                                                     -------------
                                                                                                                       173,187,605
                                                                                                                     -------------
       HEALTH TECHNOLOGY 7.4%
       Bristol-Myers Squibb Co. ................................................   United States           204,000       5,193,840
       GlaxoSmithKline PLC, ADR ................................................   United Kingdom          197,400       9,064,608
       Hillenbrand Industries Inc. .............................................   United States            69,500       3,855,165
       Merck & Co. Inc. ........................................................   United States           385,700      12,485,109
       Pall Corp. ..............................................................   United States           183,500       4,976,520
       Pfizer Inc. .............................................................   United States           447,800      11,763,706
       Wyeth ...................................................................   United States           156,800       6,613,824
                                                                                                                     -------------
                                                                                                                        53,952,772
                                                                                                                     -------------
       INDUSTRIAL SERVICES 0.8%
       Waste Management Inc. ...................................................   United States           191,000       5,510,350
                                                                                                                     -------------
       NON-ENERGY MINERALS 1.3%
       Alcoa Inc. ..............................................................   United States           307,900       9,357,081
                                                                                                                     -------------
       PROCESS INDUSTRIES 4.2%
       Cabot Corp. .............................................................   United States           157,900       5,278,597
       Dow Chemical Co. ........................................................   United States           246,400      12,283,040
       E.I. du Pont de Nemours & Co. ...........................................   United States           155,700       7,978,068
       Lyondell Chemical Co. ...................................................   United States           186,000       5,193,120
                                                                                                                     -------------
                                                                                                                        30,732,825
                                                                                                                     -------------


12 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN GROWTH AND INCOME SECURITIES FUND                                     COUNTRY           SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       PRODUCER MANUFACTURING 9.1%
       3M Co. ..................................................................   United States           105,900   $   9,074,571
       General Electric Co. ....................................................   United States           893,800      32,230,428
       Honeywell International Inc. ............................................   United States           281,900      10,489,499
       PACCAR Inc. .............................................................   United States            73,900       5,349,621
       Pitney Bowes Inc. .......................................................   United States           204,400       9,222,528
                                                                                                                     -------------
                                                                                                                        66,366,647
                                                                                                                     -------------
       REAL ESTATE INVESTMENT TRUSTS 0.9%
       iStar Financial Inc. ....................................................   United States           159,600       6,572,328
                                                                                                                     -------------
       TECHNOLOGY SERVICES 2.7%
       Automatic Data Processing Inc. ..........................................   United States           130,700       5,874,965
       Microsoft Corp. .........................................................   United States           415,000      10,030,550
       Paychex Inc. ............................................................   United States           110,400       3,623,328
                                                                                                                     -------------
                                                                                                                        19,528,843
                                                                                                                     -------------
       TRANSPORTATION 0.7%
       United Parcel Service Inc., B ...........................................   United States            73,400       5,339,116
                                                                                                                     -------------
       UTILITIES 3.7%
       Dominion Resources Inc. .................................................   United States            81,800       6,088,374
       NiSource Inc. ...........................................................   United States           484,600      11,044,034
       PPL Corp. ...............................................................   United States            80,200       4,329,998
       Scottish Power PLC ......................................................   United Kingdom          729,500       5,638,794
                                                                                                                     -------------
                                                                                                                        27,101,200
                                                                                                                     -------------
       TOTAL COMMON STOCKS (COST $559,496,261)..................................                                       678,812,464
                                                                                                                     -------------
       CONVERTIBLE PREFERRED STOCKS 3.1%
       CONSUMER DURABLES 0.9%
       Ford Motor Co. Capital Trust II, 6.50%, cvt. pfd. .......................   United States           154,700       7,014,098
                                                                                                                     -------------
       FINANCE 1.7%
       Capital One Financial Corp., 6.25%, cvt. pfd. ...........................   United States            64,400       3,276,350
       Fannie Mae, 5.375%, cvt. pfd. ...........................................   United States                95       8,857,610
                                                                                                                     -------------
                                                                                                                        12,133,960
                                                                                                                     -------------
       HEALTH TECHNOLOGY 0.5%
       Schering-Plough Corp., 6.00%, cvt. pfd. .................................   United States            68,100       3,425,430
                                                                                                                     -------------
       TOTAL CONVERTIBLE PREFERRED STOCKS (COST $23,422,600)....................                                        22,573,488
                                                                                                                     -------------
       TOTAL LONG TERM INVESTMENT (COST $582,918,861)...........................                                       701,385,952
                                                                                                                     -------------


                                        Quarterly Statements of Investments | 13

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN GROWTH AND INCOME SECURITIES FUND                                     COUNTRY      PRINCIPAL AMOUNT      VALUE
----------------------------------------------------------------------------------------------------------------------------------
       SHORT TERM INVESTMENT (COST $26,505,627) 3.6%
       REPURCHASE AGREEMENT 3.6%
    (a)Joint Repurchase Agreement, 2.721%, 4/01/05
       (Maturity Value $26,507,631).............................................   United States    $    26,505,627  $  26,505,627
         ABN AMRO Bank, N.V., New York Branch (Maturity Value $2,496,224)
         Banc of America Securities LLC (Maturity Value $2,496,224)
         Barclays Capital Inc. (Maturity Value $2,496,224)
         Bear, Stearns & Co. Inc. (Maturity Value $1,535,852)
         BNP Paribas Securities Corp. (Maturity Value $2,496,224)
         Deutsche Bank Securities Inc. (Maturity Value $1,535,852)
         Goldman, Sachs & Co. (Maturity Value $1,151,754)
         Greenwich Capital Markets Inc. (Maturity Value $2,496,224)
         Lehman Brothers Inc. (Maturity Value $2,314,381)
         Merrill Lynch Government Securities Inc. (Maturity Value $2,496,224)
         Morgan Stanley & Co. Inc. (Maturity Value $2,496,224)
         UBS Securities LLC (Maturity Value $2,496,224)
          Collateralized by (b)U.S. Government Agency Securities, 0.00 - 7.00%,
           4/05/05 - 3/15/10; and (b)U.S. Treasury Bills, 6/30/05 - 9/22/05
                                                                                                                     -------------
       TOTAL INVESTMENTS (COST $609,424,488) 100.0%.............................                                       727,891,579
       OTHER ASSETS, LESS LIABILITIES 0.0%(c)...................................                                           (49,574)
                                                                                                                     -------------
       NET ASSETS 100.0%........................................................                                     $ 727,842,005
                                                                                                                     =============

See Selected Portfolio Abbreviations on page 127.

(a) Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2005, all repurchase agreements had been entered into on that date.

(b) A portion or all of the security is traded on a discount basis with no stated coupon rate.

(c)   Rounds to less than 0.05% of net assets.


14 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN HIGH INCOME FUND                                                      COUNTRY     PRINCIPAL AMOUNT(b)    VALUE
----------------------------------------------------------------------------------------------------------------------------------
       BONDS 94.5%
       COMMERCIAL SERVICES 3.0%
       Corrections Corp. of America, senior note, 7.50%, 5/01/11 ...............   United States    $    1,500,000   $   1,526,250
       JohnsonDiversey Holdings Inc., senior disc. note, zero cpn. to 5/17/07,
          10.67% thereafter, 5/15/13 ...........................................   United States         3,000,000       2,595,000
       Lamar Media Corp., senior sub. note, 7.25%, 1/01/13 .....................   United States         2,000,000       2,090,000
                                                                                                                     -------------
                                                                                                                         6,211,250
                                                                                                                     -------------
       COMMUNICATIONS 10.7%
       Dobson Cellular Systems Inc., secured note, 144A, 9.875%, 11/01/12.......   United States         2,000,000       2,050,000
       Inmarsat Finance PLC, senior note, 7.625%, 6/30/12 ......................   United Kingdom        2,300,000       2,300,000
       Intelsat Bermuda Ltd., senior note, 144A, 8.25%, 1/15/13 ................      Bermuda            1,900,000       1,928,500
       MCI Inc., senior note, 7.688%, 5/01/09 ..................................   United States         2,500,000       2,606,250
       Millicom International Cellular SA, senior note, 144A, 10.00%,
          12/01/13 .............................................................     Luxembourg          2,200,000       2,255,000
       Nextel Communications Inc., senior note, 7.375%, 8/01/15 ................   United States         2,000,000       2,122,500
       Qwest Communications International Inc., senior note, 144A, 7.50%,
          2/15/14 ..............................................................   United States         2,000,000       1,965,000
       Qwest Corp., 6.875%, 9/15/33 ............................................   United States         1,000,000         867,500
       Rogers Wireless Communications Inc., senior secured note, 7.25%,
          12/15/12 .............................................................       Canada            2,200,000       2,255,000
       Rural Cellular Corp., senior secured note, 8.25%, 3/15/12 ...............   United States         1,700,000       1,742,500
       Time Warner Telecom Holdings Inc., senior note, 144A, 9.25%,
          2/15/14...............................................................   United States           900,000         868,500
       Time Warner Telecom Holdings Inc., senior note, 9.25%, 2/15/14 ..........   United States         1,600,000       1,544,000
                                                                                                                     -------------
                                                                                                                        22,504,750
                                                                                                                     -------------
       CONSUMER DURABLES 2.2%
       D.R. Horton Inc., senior note, 8.50%, 4/15/12 ...........................   United States         2,000,000       2,191,930
       William Lyon Homes Inc., senior note, 7.625%, 12/15/12 ..................   United States         2,500,000       2,350,000
                                                                                                                     -------------
                                                                                                                         4,541,930
                                                                                                                     -------------
       CONSUMER NON-DURABLES 3.6%
       Del Monte Corp., senior sub. note, 8.625%, 12/15/12 .....................   United States         2,500,000       2,718,750
       Rayovac Corp., senior sub. note, 144A, 7.375%, 2/01/15 ..................   United States         2,300,000       2,213,750
       Smithfield Foods Inc., senior note, 7.00%, 8/01/11 ......................   United States           800,000         823,000
       Smithfield Foods Inc., senior note, 7.75%, 5/15/13 ......................   United States         1,700,000       1,810,500
                                                                                                                     -------------
                                                                                                                         7,566,000
                                                                                                                     -------------
       CONSUMER SERVICES 19.3%
    (a)Adelphia Communications Corp., senior note, 10.25%, 6/15/11 .............   United States         1,700,000       1,576,750
       Advanstar Communications Inc., senior secured note, 10.75%, 8/15/10......   United States         2,000,000       2,235,000
       Aztar Corp., senior sub. note, 7.875%, 6/15/14 ..........................   United States         1,900,000       2,028,250
       Boyd Gaming Corp., senior sub. note, 7.75%, 12/15/12 ....................   United States           300,000         315,750
       Boyd Gaming Corp., senior sub. note, 6.75%, 4/15/14 .....................   United States         1,700,000       1,687,250
       Cablevision Systems Corp., senior note, 144A, 8.00%, 4/15/12 ............   United States         2,500,000       2,581,250
       Caesars Entertainment Inc., senior sub. note, 7.875%, 3/15/10 ...........   United States         2,000,000       2,190,000
    (a)Callahan NordRhein-Westfalen, senior note, 14.00%, 7/15/10 ..............      Germany            2,750,000         267,300


                                        Quarterly Statements of Investments | 15

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN HIGH INCOME FUND                                                      COUNTRY     PRINCIPAL AMOUNT(b)    VALUE
----------------------------------------------------------------------------------------------------------------------------------
       BONDS (CONT.)
       CONSUMER SERVICES (CONT.)
       CanWest Media Inc., senior note, B, 7.625%, 4/15/13 .....................      Canada        $    2,000,000   $   2,120,000
       Charter Communications Holdings II, senior note, 10.25%, 9/15/10            United States         3,000,000       3,075,000
       Dex Media Inc., B, 8.00%, 11/15/13 ......................................   United States           500,000         520,000
       Dex Media West LLC, senior sub. note, 9.875%, 8/15/13 ...................   United States         1,500,000       1,680,000
       DIRECTV Holdings LLC, senior note, 8.375%, 3/15/13 ......................   United States         2,500,000       2,718,750
       EchoStar DBS Corp., senior note, 6.375%, 10/01/11 .......................   United States         2,000,000       1,970,000
       Emmis Operating Co., senior sub. note, 6.875%, 5/15/12 ..................   United States         2,500,000       2,462,500
       LIN Television Corp., senior sub. note, 6.50%, 5/15/13 ..................   United States         2,415,000       2,342,550
       Marquee Inc., senior note, 144A, 8.625%, 8/15/12 ........................   United States         1,300,000       1,391,000
       Mohegan Tribal Gaming, senior sub. note, 144A, 6.875%, 2/15/15 ..........   United States         1,100,000       1,094,500
       Pinnacle Entertainment Inc., senior sub. note, 8.75%, 10/01/13 ..........   United States         2,000,000       2,080,000
       Radio One Inc., senior sub. note, 144A, 6.375%, 2/15/13 .................   United States           500,000         493,750
       Rainbow National Services LLC, senior sub. deb., 144A, 10.375%,
          9/01/14 ..............................................................   United States         1,500,000       1,683,750
       Royal Caribbean Cruises Ltd., senior note, 8.00%, 5/15/10 ...............   United States           800,000         883,000
       Royal Caribbean Cruises Ltd., senior note, 6.875%, 12/01/13 .............   United States         1,200,000       1,257,000
       Station Casinos Inc., senior note, 6.00%, 4/01/12 .......................   United States           300,000         299,250
       Station Casinos Inc., senior sub. note, 6.50%, 2/01/14 ..................   United States           300,000         299,250
       Station Casinos Inc., senior sub. note, 6.875%, 3/01/16 .................   United States         1,400,000       1,408,750
                                                                                                                     -------------
                                                                                                                        40,660,600
                                                                                                                     -------------
       ELECTRONIC TECHNOLOGY 4.5%
       Argo-Tech Corp., senior note, 9.25%, 6/01/11 ............................   United States         1,700,000       1,836,000
       Flextronics International Ltd., senior sub. note, 6.50%, 5/15/13              Singapore           1,800,000       1,795,500
       L-3 Communications Corp., senior sub. note, 5.875%, 1/15/15 .............   United States         2,000,000       1,930,000
       Nortel Networks Corp., 6.875%, 9/01/23 ..................................      Canada             1,500,000       1,395,000
       Xerox Corp., senior note, 7.125%, 6/15/10 ...............................   United States         2,500,000       2,596,875
                                                                                                                     -------------
                                                                                                                         9,553,375
                                                                                                                     -------------
       ENERGY MINERALS 4.6%
       Chesapeake Energy Corp., senior note, 144A, 6.375%, 6/15/15 .............   United States         2,500,000       2,481,250
       Markwest Energy Partners LP, senior note, 144A, 6.875%, 11/01/14            United States         2,000,000       2,010,000
       Peabody Energy Corp., senior note, B, 6.875%, 3/15/13 ...................   United States         2,500,000       2,587,500
       Plains Exploration & Production Co., senior note, 7.125%, 6/15/14           United States         2,500,000       2,625,000
                                                                                                                     -------------
                                                                                                                         9,703,750
                                                                                                                     -------------
       HEALTH SERVICES 4.0%
       Davita Inc., senior sub. note, 144A, 7.25%, 3/15/15 .....................   United States         1,300,000       1,280,500
       Tenet Healthcare Corp., senior note, 7.375%, 2/01/13 ....................   United States         3,000,000       2,842,500
       United Surgical Partners International Inc., senior sub. note, 10.00%,
          12/15/11 .............................................................   United States         2,000,000       2,215,000
       Vanguard Health Holding Co. II LLC, senior sub. note, 9.00%,
          10/01/14 .............................................................   United States         2,000,000       2,115,000
                                                                                                                     -------------
                                                                                                                         8,453,000
                                                                                                                     -------------


16 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
           FRANKLIN HIGH INCOME FUND                                                  COUNTRY     PRINCIPAL AMOUNT(b)    VALUE
----------------------------------------------------------------------------------------------------------------------------------
           BONDS (CONT.)
           INDUSTRIAL SERVICES 3.4%
           Allied Waste North America Inc., senior secured note, 6.50%, 11/15/10   United States    $    3,000,000   $   2,925,000
           Grant Prideco Escrow, senior note, 9.00%, 12/15/09 ..................   United States         2,000,000       2,170,000
           Hanover Equipment Trust 01, senior secured note, B, 8.75%, 9/01/11 ..   United States         2,000,000       2,120,000
                                                                                                                     -------------
                                                                                                                         7,215,000
                                                                                                                     -------------
           NON-ENERGY MINERALS 1.8%
           Ispat Inland ULC, senior secured note, 9.75%, 4/01/14 ...............   United States         1,276,000       1,492,282
           Novelis Inc., senior note, 144A, 7.25%, 2/15/15 .....................       Canada            2,300,000       2,265,500
                                                                                                                     -------------
                                                                                                                         3,757,782
                                                                                                                     -------------
           PROCESS INDUSTRIES 12.2%
           Abitibi-Consolidated Inc., senior note, 8.375%, 4/01/15 .............       Canada            2,000,000       1,955,000
           BCP Crystal Holding U.S., senior sub. note, 144A, 9.625%, 6/15/14        Luxembourg           1,630,000       1,866,350
           Crown European Holdings SA, senior secured note, 10.875%, 3/01/13       United States         2,500,000       2,912,500
           Georgia-Pacific Corp., 8.125%, 5/15/11 ..............................   United States         2,000,000       2,215,000
           Jefferson Smurfit Corp., senior note, 7.50%, 6/01/13 ................   United States         2,000,000       2,000,000
           JSG Funding PLC, senior sub. note, 144A, 7.75%, 4/01/15 .............      Ireland            2,000,000       1,870,000
           Lyondell Chemical Co., senior secured note, 10.50%, 6/01/13 .........   United States         2,000,000       2,310,000
           Nalco Co., senior sub. note, 8.875%, 11/15/13 .......................   United States         2,500,000       2,687,500
           Owens-Illinois Inc., senior note, 7.80%, 5/15/18 ....................   United States         2,000,000       2,045,000
    (a),(c)Polysindo International Finance Co. BV, secured note, 9.375%,
             7/30/07 ...........................................................     Indonesia           4,250,000         393,125
           PQ Corp., senior sub. note, 144A, 7.50%, 2/15/13 ....................   United States         2,000,000       1,980,000
           Rhodia SA, senior note, 10.25%, 6/01/10 .............................       France            2,500,000       2,737,500
(a),(c),(d)Tjiwi Kimia Finance Mauritius, senior note, 10.00%,
             8/01/04 ..........................................................      Indonesia           2,000,000         620,580
                                                                                                                     -------------
                                                                                                                        25,592,555
                                                                                                                     -------------
           PRODUCER MANUFACTURING 7.2%
           Case New Holland Inc., senior note, 144A, 9.25%, 8/01/11 ............   United States         2,700,000       2,889,000
           Fimep SA, senior note, 10.50%, 2/15/13 ..............................       France            2,000,000       2,270,000
        (a)Goss Graphic Systems Inc., senior sub. note, 12.25%, 11/19/05 .......   United States         1,912,374              --
           Invensys PLC, senior note, 144A, 9.875%, 3/15/11 ....................   United Kingdom        2,500,000       2,556,250
           Milacron Escrow Corp., senior secured note, 11.50%, 5/15/11 .........   United States         1,450,000       1,587,750
           Nortek Inc., senior sub. note, 8.50%, 9/01/14 .......................   United States         1,100,000       1,067,000
           TRW Automotive Inc., senior note, 9.375%, 2/15/13 ...................   United States         2,659,000       2,871,720
           Westinghouse Air Brake Technologies Corp., senior note, 6.875%,
             7/31/13 ...........................................................   United States         2,000,000       2,000,000
                                                                                                                     -------------
                                                                                                                        15,241,720
                                                                                                                     -------------
           REAL ESTATE DEVELOPMENT 1.0%
           Forest City Enterprises Inc., senior note, 7.625%, 6/01/15 ..........   United States         1,700,000       1,823,250
           Forest City Enterprises Inc., senior note, 6.50%, 2/01/17 ...........   United States           300,000         304,500
                                                                                                                     -------------
                                                                                                                         2,127,750
                                                                                                                     -------------


                                        Quarterly Statements of Investments | 17

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN HIGH INCOME FUND                                                      COUNTRY     PRINCIPAL AMOUNT(b)    VALUE
----------------------------------------------------------------------------------------------------------------------------------
       BONDS (CONT.)
       REAL ESTATE INVESTMENT TRUSTS 1.7%
       Host Marriott LP, senior note, 7.00%, 8/15/12 ...........................   United States    $    2,000,000   $   1,990,000
       Host Marriott LP, senior note, 144A, 6.375%, 3/15/15 ....................   United States           500,000         480,000
       Meristar Hospitality Corp., senior note, 10.50%, 6/15/09 ................   United States         1,000,000       1,075,000
                                                                                                                     -------------
                                                                                                                         3,545,000
                                                                                                                     -------------
       RETAIL TRADE 1.4%
       Leslie's Poolmart, senior note, 144A, 7.75%, 2/01/13 ....................   United States         1,100,000       1,116,500
       Rite Aid Corp., senior note, 144A, 6.125%, 12/15/08 .....................   United States         2,000,000       1,870,000
                                                                                                                     -------------
                                                                                                                         2,986,500
                                                                                                                     -------------
       TECHNOLOGY SERVICES 1.1%
       UGS Corp., senior sub. note, 144A, 10.00%, 6/01/12 ......................   United States         2,000,000       2,220,000
                                                                                                                     -------------
       TRANSPORTATION 2.5%
       CP Ships Ltd., senior note, 10.375%, 7/15/12 ............................      Canada             1,500,000       1,721,250
       Great Lakes Dredge & Dock Corp., senior sub. note, 7.75%, 12/15/13          United States         2,000,000       1,670,000
       Laidlaw International Inc., senior note, 10.75%, 6/15/11 ................   United States         1,700,000       1,933,750
                                                                                                                     -------------
                                                                                                                         5,325,000
                                                                                                                     -------------
       UTILITIES 10.3%
       Allegheny Energy Supply Co. LLC, 144A, 8.25%, 4/15/12 ...................   United States         2,500,000       2,662,500
       Aquila Inc., senior note, 14.875%, 7/01/12 ..............................   United States         2,000,000       2,750,000
       Calpine Corp., senior secured note, 144A, 8.50%, 7/15/10 ................   United States         2,200,000       1,738,000
       Calpine Corp., senior secured note, 144A, 8.75%, 7/15/13 ................   United States           800,000         608,000
       Centerpoint Energy Inc., senior note, B, 7.25%, 9/01/10 .................   United States         2,300,000       2,517,405
       Dynegy Holdings Inc., senior secured note, 144A, 10.125%, 7/15/13 .......   United States         2,500,000       2,737,500
       El Paso Corp., senior note, 7.875%, 6/15/12 .............................   United States         2,000,000       2,000,000
       El Paso Natural Gas Co., senior note, A, 7.625%, 8/01/10 ................   United States         2,500,000       2,634,030
       Midwest Generation LLC, senior secured note, 8.75%, 5/01/34 .............   United States         2,300,000       2,576,000
       Texas Genco LLC, senior note, 144A, 6.875%, 12/15/14 ....................   United States         1,500,000       1,511,250
                                                                                                                     -------------
                                                                                                                        21,734,685
                                                                                                                     -------------
       TOTAL BONDS (COST $203,391,162) .........................................                                       198,940,647
                                                                                                                     -------------


18 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN HIGH INCOME FUND                                                      COUNTRY       SHARES/WARRANTS      VALUE
----------------------------------------------------------------------------------------------------------------------------------
           COMMON STOCKS AND WARRANTS 1.4%
           COMMUNICATIONS 1.0%
        (e)Call-Net Enterprises Inc., B ........................................      Canada                47,553   $     275,807
        (e)Dobson Communications Corp. .........................................   United States            70,446         142,301
        (e)ICO Global Communications Holdings Ltd. .............................   United States           268,767         903,057
        (e)International Wireless Communications Holdings Inc. .................   United States           377,088          28,282
    (c),(e)Poland Telecom Finance, wts., 144A, 12/01/07 ........................      Poland                 8,000              --
        (e)USA Mobility Inc. ...................................................   United States            26,588         861,451
                                                                                                                     -------------
                                                                                                                         2,210,898
                                                                                                                     -------------
           CONSUMER SERVICES 0.0%(f)
        (e)Jack In the Box Inc. ................................................   United States              210            7,791
                                                                                                                     -------------
           ELECTRONIC TECHNOLOGY 0.0%(f)
        (e)Loral Space & Communications Ltd., wts., 1/15/07 ....................   United States             1,500              --
                                                                                                                     -------------
           INDUSTRIAL SERVICES 0.4%
        (e)Transocean Inc., wts., 144A, 5/01/09 ................................   United States             1,500         810,000
                                                                                                                     -------------
           PRODUCER MANUFACTURING 0.0%(f)
        (e)Goss Holdings Inc., B ...............................................   United States            44,604              --
                                                                                                                     -------------
           TOTAL COMMON STOCKS AND WARRANTS (COST $6,235,610)...................         .                               3,028,689
                                                                                                                     -------------
           PREFERRED STOCKS 1.3%
           HEALTH SERVICES 1.3%
           Fresenius Medical Care Capital Trust II, 7.875%, 2/01/08, pfd. ......      Germany                2,500       2,628,125
                                                                                                                     -------------
           PROCESS INDUSTRIES 0.0%(f)
(a),(c),(d)Asia Pulp & Paper Co. Ltd., 12.00%, pfd., Perpetual ... .............     Indonesia           4,500,000          50,490
                                                                                                                     -------------
           TOTAL PREFERRED STOCKS (COST $7,029,375).............................                                         2,678,615
                                                                                                                     -------------
           CONVERTIBLE PREFERRED STOCK (COST $246,000) 0.1%
           COMMUNICATIONS 0.1%
        (e)Dobson Communications Corp., 6.00%, cvt. pfd. .......................   United States             1,500         115,500
                                                                                                                     -------------
           TOTAL LONG TERM INVESTMENTS (COST $216,902,147)......................                                       204,763,451
                                                                                                                     -------------


                                        Quarterly Statements of Investments | 19

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN HIGH INCOME FUND                                                      COUNTRY      PRINCIPAL AMOUNT      VALUE
----------------------------------------------------------------------------------------------------------------------------------
       SHORT TERM INVESTMENT (COST $2,259,704) 1.1%
       REPURCHASE AGREEMENT 1.1%
    (g)Joint Repurchase Agreement, 2.721%, 4/01/05
         (Maturity Value $2,259,875) ...........................................   United States    $    2,259,704   $   2,259,704
           ABN AMRO Bank, N.V., New York Branch (Maturity Value $212,812)
           Banc of America Securities LLC (Maturity Value $212,812)
           Barclays Capital Inc. (Maturity Value $212,812)
           Bear, Stearns & Co. Inc. (Maturity Value $130,937)
           BNP Paribas Securities Corp. (Maturity Value $212,812)
           Deutsche Bank Securities Inc. (Maturity Value $130,937)
           Goldman, Sachs & Co. (Maturity Value $98,195)
           Greenwich Capital Markets Inc. (Maturity Value $212,812)
           Lehman Brothers Inc. (Maturity Value $197,310)
           Merrill Lynch Government Securities Inc. (Maturity Value $212,812)
           Morgan Stanley & Co. Inc. (Maturity Value $212,812)
           UBS Securities LLC (Maturity Value $212,812)
             Collateralized by (h)U.S. Government Agency Securities, 0.00 - 7.00%,
               4/05/05 - 3/15/10; and (h)U.S. Treasury Bills, 6/30/05 - 9/22/05
                                                                                                                     -------------
       TOTAL INVESTMENTS (COST $219,161,851) 98.4%..............................                                       207,023,155
       OTHER ASSETS, LESS LIABILITIES 1.6%......................................                                         3,471,035
                                                                                                                     -------------
       NET ASSETS 100.0%........................................................                                     $ 210,494,190
                                                                                                                     =============

See Selected Portfolio Abbreviations on page 127.

(a)   Defaulted security.

(b)   The principal amount is stated in U.S. dollars unless otherwise indicated.

(c)   See Note 2 regarding restricted securities.

(d)   See Note 4 regarding other consideration.

(e)   Non-income producing.

(f)   Rounds to less than 0.05% of net assets.

(g) Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2005, all repurchase agreements had been entered into on that date.

(h) A portion or all of the security is traded on a discount basis with no stated coupon rate.


20 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN INCOME SECURITIES FUND                                                COUNTRY           SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS 40.9%
       COMMERCIAL SERVICES 0.5%
       Dex Media Inc. ..........................................................   United States           600,000   $  12,390,000
                                                                                                                     -------------
       COMMUNICATIONS 2.9%
       AT&T Corp. ..............................................................   United States           200,000       3,750,000
       BellSouth Corp. .........................................................   United States         1,250,000      32,862,500
       MCI Inc. ................................................................   United States            46,203       1,151,379
       SBC Communications Inc. .................................................   United States           600,000      14,214,000
       Telus Corp. .............................................................       Canada               97,200       2,994,732
       Verizon Communications Inc. .............................................   United States           400,000      14,200,000
                                                                                                                     -------------
                                                                                                                        69,172,611
                                                                                                                     -------------
       CONSUMER DURABLES 0.4%
       General Motors Corp. ....................................................   United States           300,000       8,817,000
                                                                                                                     -------------
       CONSUMER NON-DURABLES 1.7%
       Altria Group Inc. .......................................................   United States           200,000      13,078,000
       General Mills Inc. ......................................................   United States           400,000      19,660,000
       Loews Corp. - Carolina Group ............................................   United States           227,900       7,543,490
                                                                                                                     -------------
                                                                                                                        40,281,490
                                                                                                                     -------------
       ELECTRIC UTILITIES 11.5%
       Alliant Energy Corp. ....................................................   United States           400,000      10,712,000
       Ameren Corp. ............................................................   United States           700,000      34,307,000
       American Electric Power Co. Inc. ........................................   United States           600,000      20,436,000
       CenterPoint Energy Inc. .................................................   United States           200,000       2,406,000
       Cinergy Corp. ...........................................................   United States           500,000      20,260,000
       Dominion Resources Inc. .................................................   United States           400,000      29,772,000
       DTE Energy Co. ..........................................................   United States           260,000      11,824,800
       Energy East Corp. .......................................................   United States           300,000       7,866,000
       Exelon Corp. ............................................................   United States           331,200      15,198,768
       FirstEnergy Corp. .......................................................   United States           600,000      25,170,017
       Hawaiian Electric Industries Inc. .......................................   United States           120,000       3,062,400
       Pepco Holdings Inc. .....................................................   United States           300,000       6,297,000
       Pinnacle West Capital Corp. .............................................   United States           100,000       4,251,000
       PPL Corp. ...............................................................   United States           150,000       8,098,500
       Progress Energy Inc. ....................................................   United States           300,000      12,585,000
       Public Service Enterprise Group Inc. ....................................   United States           443,200      24,105,648
       Puget Energy Inc. .......................................................   United States           350,000       7,714,000
       Southern Co. ............................................................   United States           750,000      23,872,500
       TECO Energy Inc. ........................................................   United States           200,000       3,136,000
       Xcel Energy Inc. ........................................................   United States           260,000       4,466,800
                                                                                                                     -------------
                                                                                                                       275,541,433
                                                                                                                     -------------
       ENERGY MINERALS 3.3%
       BP PLC, ADR .............................................................   United Kingdom          225,000      14,040,000
       Canadian Oil Sands Trust ................................................       Canada              350,000      23,802,141


                                        Quarterly Statements of Investments | 21

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN INCOME SECURITIES FUND                                                COUNTRY           SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       ENERGY MINERALS (CONT.)
       ChevronTexaco Corp. .....................................................   United States           400,000   $  23,324,000
       Royal Dutch Petroleum Co., N.Y. shs. ....................................    Netherlands            313,800      18,840,552
                                                                                                                     -------------
                                                                                                                        80,006,693
                                                                                                                     -------------
       FINANCE 5.3%
       Bank of America Corp. ...................................................   United States           333,180      14,693,238
       Comerica Inc. ...........................................................   United States           120,000       6,609,600
       Fifth Third Bancorp .....................................................   United States           600,000      25,788,000
       Freddie Mac .............................................................   United States           300,000      18,960,000
       JPMorgan Chase & Co. ....................................................   United States           800,000      27,680,000
       Marsh & McLennan Cos. Inc. ..............................................   United States           300,000       9,126,000
       MBNA Corp. ..............................................................   United States         1,000,000      24,550,000
                                                                                                                     -------------
                                                                                                                       127,406,838
                                                                                                                     -------------
       GAS UTILITIES 3.7%
       Atmos Energy Corp. ......................................................   United States           610,000      16,470,000
       KeySpan Corp. ...........................................................   United States           300,000      11,691,000
       NiSource Inc. ...........................................................   United States           700,000      15,953,000
       ONEOK Inc. ..............................................................   United States           650,000      20,033,000
       PG&E Corp. ..............................................................   United States           500,000      17,050,000
       Sempra Energy ...........................................................   United States           200,000       7,968,000
                                                                                                                     -------------
                                                                                                                        89,165,000
                                                                                                                     -------------
       HEALTH TECHNOLOGY 8.3%
       Bristol-Myers Squibb Co. ................................................   United States         1,250,000      31,825,000
       Johnson & Johnson .......................................................   United States           150,000      10,074,000
       Merck & Co. Inc. ........................................................   United States         2,250,000      72,832,500
       Pfizer Inc. .............................................................   United States         2,500,000      65,675,000
       Wyeth ...................................................................   United States           436,000      18,390,480
                                                                                                                     -------------
                                                                                                                       198,796,980
                                                                                                                     -------------
       NON-ENERGY MINERALS 0.3%
       AngloGold Ashanti Ltd., ADR .............................................   South Africa            100,000       3,445,000
       Barrick Gold Corp. ......................................................      Canada               200,000       4,792,000
                                                                                                                     -------------
                                                                                                                         8,237,000
                                                                                                                     -------------
       PROCESS INDUSTRIES 1.3%
       Dow Chemical Co. ........................................................   United States           175,000       8,723,750
    (a)Huntsman Corp. ..........................................................   United States           700,000      16,324,000
       Lyondell Chemical Co. ...................................................   United States           250,000       6,980,000
                                                                                                                     -------------
                                                                                                                        32,027,750
                                                                                                                     -------------
       PRODUCER MANUFACTURING 0.4%
       General Electric Co. ....................................................   United States           250,000       9,015,000
                                                                                                                     -------------


22 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
           FRANKLIN INCOME SECURITIES FUND                                            COUNTRY           SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------------------
           COMMON STOCKS (CONT.)
           REAL ESTATE INVESTMENT TRUSTS 1.3%
           Developers Diversified Realty Corp. .................................   United States           325,000   $  12,918,750
           Glenborough Realty Trust Inc. .......................................   United States           750,000      14,340,000
           iStar Financial Inc. ................................................   United States           118,500       4,879,830
                                                                                                                     -------------
                                                                                                                        32,138,580
                                                                                                                     -------------
           TOTAL COMMON STOCKS (COST $854,578,288)..............................                                       982,996,375
                                                                                                                     -------------
           PREFERRED STOCK (COST $7,620,963) 0.0%(B)
           PROCESS INDUSTRIES
(c),(d),(e)Asia Pulp & Paper Co. Ltd., 12.00%, pfd., Perpetual .................     Indonesia          10,073,000         113,019
                                                                                                                     -------------
           CONVERTIBLE PREFERRED STOCKS 10.8%
           BIOTECHNOLOGY 0.3%
        (f)Morgan Stanley into Biogen Idec Inc., 8.50%, cvt. pfd. ..............   United States           200,000       6,965,060
                                                                                                                     -------------
           COMMUNICATIONS 0.4%
           ALLTEL Corp., 7.75%, cvt. pfd. ......................................   United States           200,000      10,098,000
                                                                                                                     -------------
           CONSUMER DURABLES 2.3%
           Ford Motor Co. Capital Trust II, 6.50%, cvt. pfd. ...................   United States         1,200,000      54,408,000
                                                                                                                     -------------
           ELECTRIC UTILITIES 0.4%
           Aquila Inc., 6.75%, cvt. pfd. .......................................   United States           300,000      10,422,000
                                                                                                                     -------------
           ELECTRONIC TECHNOLOGY 1.0%
           Goldman Sachs Group into Applied Materials Inc., 7.35%, cvt. pfd. ...   United States           500,000       8,434,000
           Lehman Brothers Holdings Inc. into Solectron Corp., 7.00%, cvt. pfd.    United States           300,000       4,263,000
           Morgan Stanley into Intel Corp., 6.50%, cvt. pfd. ...................   United States           500,000      11,057,500
                                                                                                                     -------------
                                                                                                                        23,754,500
                                                                                                                     -------------
           FINANCE 1.9%
           Fannie Mae, 5.375%, cvt. pfd. .......................................   United States               200      18,647,600
           Genworth Financial Inc., 6.00%, cvt. pfd., A ........................   United States           250,000       8,025,000
           Travelers Property Casualty Corp., junior sub. note, 4.50%, cvt. pfd.   United States           225,000      4,977,000
           Unumprovident Corp., 8.25%, cvt. pfd. ...............................   United States           450,000      13,010,850
                                                                                                                     -------------
                                                                                                                        44,660,450
                                                                                                                     -------------
           HEALTH TECHNOLOGY 1.0%
           Citigroup Global Markets into Wye Elks, 6.00%, cvt. pfd. ............   United States           100,000       4,125,000
           Schering-Plough Corp., 6.00%, cvt. pfd. .............................   United States           400,000      20,120,000
                                                                                                                     -------------
                                                                                                                        24,245,000
                                                                                                                     -------------
           INDUSTRIAL SERVICES 1.4%
           Allied Waste Industries Inc., 6.25%, cvt. pfd. ......................   United States           165,000       7,137,900
           Allied Waste Industries Inc., 6.25%, cvt. pfd., D ...................   United States           112,000      26,600,000
                                                                                                                     -------------
                                                                                                                        33,737,900
                                                                                                                     -------------


                                        Quarterly Statements of Investments | 23

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN INCOME SECURITIES FUND                                                 COUNTRY           SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------------------
       CONVERTIBLE PREFERRED STOCKS (CONT.)
       METALS & MINING 0.5%
       Lehman Brothers Holdings Inc. into Alcoa, 6.50%, cvt. pfd. ..............   United States           400,000   $  12,132,000
                                                                                                                     -------------
       PROCESS INDUSTRIES 0.4%
       Lehman Brothers Holdings Inc. into Lyondell Chemical, 8.00%,
         cvt. pfd. .............................................................   United States           350,000       9,959,250
                                                                                                                     -------------
       REAL ESTATE INVESTMENT TRUSTS 1.2%
       Felcor Lodging Trust Inc., 7.80%, cvt. pfd., A ..........................   United States           300,000       7,422,000
       Glenborough Realty Trust Inc., 7.75%, cvt. pfd., A ......................   United States            77,014       1,956,156
       Host Marriott Corp., 6.75%, cvt. pfd. ...................................   United States           175,500       9,740,250
       Lexington Corporate Properties Trust, 6.50%, cvt. pfd. ..................   United States           200,000      10,050,000
                                                                                                                     -------------
                                                                                                                        29,168,406
                                                                                                                     -------------
       TOTAL CONVERTIBLE PREFERRED STOCKS (COST $258,337,603)...................                                       259,550,566
                                                                                                                     -------------

                                                                                                  -------------------
                                                                                                  PRINCIPAL AMOUNT(g)
                                                                                                  -------------------
       BONDS 28.5%
       ALTERNATIVE POWER GENERATION 5.6%
       Calpine Canada Energy Finance, senior note, 8.50%, 5/01/08 ..............      Canada        $   35,000,000      25,025,000
       Calpine Corp., senior note, 8.625%, 8/15/10 .............................   United States        22,700,000      15,946,750
       Calpine Corp., senior note, 8.50%, 2/15/11 ..............................   United States        13,400,000       9,514,000
       Calpine Corp., senior secured note, 144A, 8.50%, 7/15/10 ................   United States        25,000,000      19,750,000
       Calpine Corp., senior secured note, 144A, 8.75%, 7/15/13 ................   United States        20,000,000      15,200,000
       Dynegy Holdings Inc., senior note, 6.875%, 4/01/11 ......................   United States        20,000,000      17,850,000
       Dynegy Holdings Inc., senior note, 8.75%, 2/15/12 .......................   United States        22,685,000      21,834,312
       Dynegy Holdings Inc., senior secured note, 144A, 10.125%, 7/15/13           United States         8,000,000       8,760,000
                                                                                                                     -------------
                                                                                                                       133,880,062
                                                                                                                     -------------
       COMMUNICATIONS 2.4%
       Qwest Capital Funding, 7.00%, 8/03/09 ...................................   United States        20,000,000      18,850,000
       Qwest Capital Funding, 7.25%, 2/15/11 ...................................   United States        20,000,000      18,750,000
       Qwest Communications International Inc., senior note, 144A, 7.50%,
         2/15/14 ...............................................................   United States         6,000,000       5,895,000
       Qwest Corp., 6.875%, 9/15/33 ............................................   United States         5,400,000       4,684,500
       Time Warner Telecom Holdings Inc., senior note, 9.25%, 2/15/14 ..........   United States        11,000,000      10,615,000
                                                                                                                     -------------
                                                                                                                        58,794,500
                                                                                                                     -------------
       CONSUMER DURABLES 0.9%
       Ford Motor Co., 7.45%, 7/16/31 ..........................................   United States        15,000,000      13,605,450
       General Motors Corp., senior deb., 8.375%, 7/15/33 ......................   United States        10,000,000       8,578,020
                                                                                                                     -------------
                                                                                                                        22,183,470
                                                                                                                     -------------
       CONSUMER SERVICES 2.7%
       Cablevision Systems Corp., senior note, 144A, 8.00%, 4/15/12 ............   United States        19,400,000      20,030,500
       Charter Communications Holdings LLC, senior disc. note, 11.75%,
         1/15/10 ...............................................................   United States        10,000,000       8,625,000


24 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN INCOME SECURITIES FUND                                                COUNTRY     PRINCIPAL AMOUNT(g)    VALUE
----------------------------------------------------------------------------------------------------------------------------------
       BONDS (CONT.)
       CONSUMER SERVICES (CONT.)
       Charter Communications Holdings LLC, senior disc. note, 9.92%,
         4/01/11 ...............................................................   United States    $    5,000,000   $   3,862,500
       Charter Communications Holdings LLC, senior note, 8.625%, 4/01/09 .......   United States        10,000,000       7,775,000
       Charter Communications Holdings LLC, senior note, 10.75%,
         10/01/09 ..............................................................   United States        25,000,000      20,625,000
       Six Flags Inc., senior note, 9.625%, 6/01/14 ............................   United States         3,800,000       3,524,500
                                                                                                                     -------------
                                                                                                                        64,442,500
                                                                                                                     -------------
       ELECTRIC UTILITIES 2.8%
       Allegheny Energy Supply Co. LLC, 144A, 8.25%, 4/15/12 ...................   United States        10,000,000      10,650,000
       Aquila Inc., senior note, 14.875%, 7/01/12 ..............................   United States        16,000,000      22,000,000
       Edison Mission Energy, senior note, 7.73%, 6/15/09 ......................   United States        10,000,000      10,475,000
       FirstEnergy Corp., 6.45%, 11/15/11 ......................................   United States         4,000,000       4,225,856
       TXU Corp., 144A, 5.55%, 11/15/14 ........................................   United States        10,000,000       9,505,410
       TXU Corp., 144A, 6.55%, 11/15/34 ........................................   United States        10,000,000       9,510,410
                                                                                                                     -------------
                                                                                                                        66,366,676
                                                                                                                     -------------
       ELECTRONIC TECHNOLOGY 1.1%
       Lucent Technologies, 6.45%, 3/15/29 .....................................   United States        10,400,000       9,022,000
       Sanmina-SCI Corp., sub. note, 144A, 6.75%, 3/01/13 ......................   United States         6,200,000       5,843,500
       Xerox Corp., senior note, 6.875%, 8/15/11 ...............................   United States        11,200,000      11,466,000
                                                                                                                     -------------
                                                                                                                        26,331,500
                                                                                                                     -------------
       ENERGY MINERALS 0.6%
       Chesapeake Energy Corp., senior note, 144A, 6.375%, 6/15/15 .............   United States         6,900,000       6,848,250
       Mission Resources Corp., senior note, 9.875%, 4/01/11 ...................   United States         8,000,000       8,560,000
                                                                                                                     -------------
                                                                                                                        15,408,250
                                                                                                                     -------------
       FINANCE 1.9%
       E*TRADE Financial Corp., senior note, 8.00%, 6/15/11 ....................   United States        15,000,000      15,525,000
       Ford Motor Credit Co., 7.00%, 10/01/13 ..................................   United States         8,000,000       7,761,880
       General Motors Acceptance Corp., 6.75%, 12/01/14 ........................   United States        25,000,000      21,631,525
                                                                                                                     -------------
                                                                                                                        44,918,405
                                                                                                                     -------------
       HEALTH SERVICES 2.8%
       Davita Inc., senior sub. note, 144A, 7.25%, 3/15/15 .....................   United States         6,500,000       6,402,500
       HCA Inc., 6.375%, 1/15/15 ...............................................   United States         5,000,000       4,988,210
       HealthSouth Corp., senior note, 7.625%, 6/01/12 .........................   United States         3,900,000       3,763,500
       Tenet Healthcare Corp., senior note, 6.375%, 12/01/11 ...................   United States        35,000,000      32,462,500
       Tenet Healthcare Corp., senior note, 6.50%, 6/01/12 .....................   United States        10,000,000       9,250,000
       Tenet Healthcare Corp., senior note, 7.375%, 2/01/13 ....................   United States        10,000,000       9,475,000
                                                                                                                     -------------
                                                                                                                        66,341,710
                                                                                                                     -------------
       INDUSTRIAL SERVICES 2.7%
       Allied Waste North America Inc., senior note, B, 7.375%, 4/15/14            United States        15,000,000      13,650,000
       Allied Waste North America Inc., senior secured note, 6.50%,
         11/15/10 ..............................................................   United States         7,500,000       7,312,500


                                        Quarterly Statements of Investments | 25

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN INCOME SECURITIES FUND                                                COUNTRY     PRINCIPAL AMOUNT(g)    VALUE
----------------------------------------------------------------------------------------------------------------------------------
       BONDS (CONT.)
       INDUSTRIAL SERVICES (CONT.)
       Allied Waste North America Inc., senior secured note, 6.125%,
         2/15/14 ...............................................................   United States    $   10,000,000   $   8,975,000
       El Paso Corp., senior note, 7.75%, 1/15/32 ..............................   United States         7,000,000       6,632,500
       El Paso Energy, senior note, 6.75%, 5/15/09 .............................   United States        15,000,000      14,700,000
       El Paso Energy, senior note, 7.375%, 12/15/12 ...........................   United States         4,000,000       3,890,000
       El Paso Production Holdings, 7.75%, 6/01/13 .............................   United States        10,000,000      10,175,000
                                                                                                                     -------------
                                                                                                                        65,335,000
                                                                                                                     -------------
       NON-ENERGY MINERALS 0.7%
       Ispat Inland ULC, senior secured note, 9.75%, 4/01/14 ...................   United States         9,433,000      11,031,894
       Novelis Inc., senior note, 144A, 7.25%, 2/15/15 .........................       Canada            5,700,000       5,614,500
                                                                                                                     -------------
                                                                                                                        16,646,394
                                                                                                                     -------------
       PROCESS INDUSTRIES 1.7%
       Lyondell Chemical Co., senior secured note, 10.50%, 6/01/13 .............   United States        11,500,000      13,282,500
       Rhodia SA, senior note, 10.25%, 6/01/10 .................................       France           25,000,000      27,375,000
                                                                                                                     -------------
                                                                                                                        40,657,500
                                                                                                                     -------------
       PRODUCER MANUFACTURING 1.0%
       Case New Holland Inc., senior note, 144A, 6.00%, 6/01/09 ................   United States        15,000,000      14,325,000
       Invensys PLC, senior note, 144A, 9.875%, 3/15/11 ........................   United Kingdom        9,000,000       9,202,500
                                                                                                                     -------------
                                                                                                                        23,527,500
                                                                                                                     -------------
       REAL ESTATE INVESTMENT TRUSTS 0.7%
       HMH Properties Inc., senior secured note, 7.875%, 8/01/08 ...............   United States           896,000         918,400
       Host Marriott LP, senior note, 7.125%, 11/01/13 .........................   United States         5,000,000       4,987,500
       Meristar Hospitality Corp., 9.125%, 1/15/11 .............................   United States        10,000,000      10,500,000
                                                                                                                     -------------
                                                                                                                        16,405,900
                                                                                                                     -------------
       TECHNOLOGY SERVICES 0.4%
       Electronic Data Systems Corp., B, 6.50%, 8/01/13 ........................   United States        10,000,000      10,243,170
                                                                                                                     -------------
       TRANSPORTATION 0.5%
       American Airlines Inc., 9.71%, 1/02/07 ..................................   United States         4,463,304       4,155,089
       Delta Air Lines, 7.70%, 12/15/05 ........................................   United States        11,000,000       8,965,000
                                                                                                                     -------------
                                                                                                                        13,120,089
                                                                                                                     -------------
       TOTAL BONDS (COST $673,088,740)..........................................                                       684,602,626
                                                                                                                     -------------
       CONVERTIBLE BONDS 3.7%
       COMMUNICATIONS 0.4%
       Nextel Communications Inc., cvt., senior note, 5.25%, 1/15/10 ...........   United States         9,000,000       9,270,000
                                                                                                                     -------------
       CONSUMER SERVICES 0.8%
       Six Flags Inc., cvt., 4.50%, 5/15/15 ....................................   United States        22,000,000      20,477,600
                                                                                                                     -------------
       ELECTRIC UTILITIES 0.5%
       CMS Energy Corp., cvt., senior note, 2.875%, 12/01/24 ...................   United States        10,000,000      11,041,300
                                                                                                                     -------------


26 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN INCOME SECURITIES FUND                                                COUNTRY     PRINCIPAL AMOUNT(g)    VALUE
----------------------------------------------------------------------------------------------------------------------------------
       CONVERTIBLE BONDS (CONT.)
       ELECTRONIC TECHNOLOGY 0.7%
       Conexant Systems Inc., cvt., sub. note, 4.00%, 2/01/07 ..................   United States    $   20,530,000   $  18,143,388
                                                                                                                     -------------
       HEALTH TECHNOLOGY 0.2%
       Enzon Pharmaceuticals Inc., cvt., sub. note, 4.50%, 7/01/08 .............   United States         5,000,000       4,518,750
                                                                                                                     -------------
       INDUSTRIAL SERVICES 0.4%
       Hanover Compressor Co., cvt., senior note, 4.75%, 3/15/08 ...............   United States        10,000,000       9,712,500
                                                                                                                     -------------
       REAL ESTATE INVESTMENT TRUSTS 0.7%
       Host Marriott LP, cvt., senior deb., 144A, 3.25%, 3/15/24 ...............   United States        10,000,000      10,950,000
       Meristar Hospitality Corp., cvt., sub. note, 9.50%, 4/01/10 .............   United States         4,500,000       5,553,450
                                                                                                                     -------------
                                                                                                                        16,503,450
                                                                                                                     -------------
       TOTAL CONVERTIBLE BONDS (COST $87,439,458)...............................                                        89,666,988
                                                                                                                     -------------
       ZERO COUPON/STEP-UP BONDS 3.7%
       COMMERCIAL SERVICES 1.0%
       Dex Media Inc., senior disc. note, zero cpn. to 11/15/08, 9.00%
         thereafter, 11/15/13 ..................................................   United States        12,500,000       9,562,500
       Dex Media Inc., zero cpn. to 11/15/08, 9.00% thereafter, 11/15/13           United States        10,000,000       7,650,000
       JohnsonDiversey Holdings Inc., senior disc. note, zero cpn. to 5/17/07,
         10.67% thereafter, 5/15/13 ............................................   United States         8,800,000       7,612,000
                                                                                                                     -------------
                                                                                                                        24,824,500
                                                                                                                     -------------
       CONSUMER SERVICES 1.6%
       Charter Communications Holdings LLC, senior disc. note, zero cpn. to
         1/15/06, 13.50% thereafter, 1/15/11 ...................................   United States        28,000,000      22,540,000
       Telenet Group Holding NV, senior note, 144A, zero cpn. to 12/15/08,
         11.50% thereafter, 6/15/14 ............................................      Belgium           20,000,000      15,225,000
                                                                                                                     -------------
                                                                                                                        37,765,000
                                                                                                                     -------------
       FINANCE 0.9%
       Nalco Finance Holdings, senior note, zero cpn. to 8/01/09, 9.00%
         thereafter, 2/01/14 ...................................................   United States        28,473,000      21,639,480
                                                                                                                     -------------
       INDUSTRIAL SERVICES 0.2%
       Hanover Compressor Co., sub. note, zero cpn., 3/31/07 ...................   United States         5,000,000       4,425,000
                                                                                                                     -------------
       TOTAL ZERO COUPON/STEP-UP BONDS (COST $83,156,881).......................                                        88,653,980
                                                                                                                     -------------
       AGENCY SECURITIES 3.0%
       FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 1.9%
       FHLMC Gold 30 Year, 5.00%, 7/01/33-11/01/33..............................   United States        44,068,611      43,254,523
       FHLMC Gold 30 Year, 6.00%, 3/01/33-11/01/33..............................   United States         2,378,066       2,437,465
                                                                                                                     -------------
                                                                                                                        45,691,988
                                                                                                                     -------------
       FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 0.4%
       FNMA 30 Year, 6.50%, 5/01/31-8/01/32.....................................   United States         8,188,221       8,516,447
                                                                                                                     -------------


                                        Quarterly Statements of Investments | 27

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN INCOME SECURITIES FUND                                                COUNTRY     PRINCIPAL AMOUNT(g)    VALUE
----------------------------------------------------------------------------------------------------------------------------------
       AGENCY SECURITIES (CONT.)
       GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 0.7%
       GNMA I SF 30 Year, 5.00%, 3/15/34........................................   United States    $   13,615,736  $   13,451,114
       GNMA I SF 30 Year, 6.00%, 1/15/29-11/15/32...............................   United States         4,327,523       4,456,424
                                                                                                                    --------------
                                                                                                                        17,907,538
                                                                                                                    --------------
       TOTAL AGENCY SECURITIES (COST $72,136,592)...............................                                        72,115,973
                                                                                                                    --------------
       MUNICIPAL BOND SECURITIES 0.4%
       California State GO, 5.125%, 4/01/25 ....................................   United States         5,000,000       5,191,450
       California State GO, 5.00%, 2/01/33 .....................................   United States         4,400,000       4,471,896
                                                                                                                    --------------
       TOTAL MUNICIPAL BOND SECURITIES (COST $9,270,952)........................                                         9,663,346
                                                                                                                    --------------
       TOTAL LONG TERM INVESTMENTS (COST $2,045,629,477)........................                                     2,187,362,873
                                                                                                                    --------------
       SHORT TERM INVESTMENT (COST $257,823,629) 10.7%
       REPURCHASE AGREEMENT 10.7%
    (h)Joint Repurchase Agreement, 2.721%, 4/01/05
        (Maturity Value $257,843,116) ..........................................   United States       257,823,629     257,823,629
         ABN AMRO Bank, N.V., New York Branch (Maturity Value $24,281,086)
         Banc of America Securities LLC (Maturity Value $24,281,086)
         Barclays Capital Inc. (Maturity Value $24,281,086)
         Bear, Stearns & Co. Inc. (Maturity Value $14,939,431)
         BNP Paribas Securities Corp. (Maturity Value $24,281,086)
         Deutsche Bank Securities Inc. (Maturity Value $14,939,431)
         Goldman, Sachs & Co. (Maturity Value $11,203,283)
         Greenwich Capital Markets Inc. (Maturity Value $24,281,086)
         Lehman Brothers Inc. (Maturity Value $22,512,283)
         Merrill Lynch Government Securities Inc. (Maturity Value $24,281,086)
         Morgan Stanley & Co. Inc. (Maturity Value $24,281,086)
         UBS Securities LLC (Maturity Value $24,281,086)
           Collateralized by (i)U.S. Government Agency Securities, 0.00 - 7.00%,
             4/05/05 - 3/15/10; and (i)U.S. Treasury Bills, 6/30/05 - 9/22/05
                                                                                                                    --------------
       TOTAL INVESTMENTS (COST $2,303,453,106) 101.7%...........................                                     2,445,186,502
       OTHER ASSETS, LESS LIABILITIES (1.7)%....................................                                       (41,075,016)
                                                                                                                    --------------
       NET ASSETS 100.0%........................................................                                    $2,404,111,486
                                                                                                                    ==============

See Selected Portfolio Abbreviations on page 127.

(a)   Non-income producing.

(b)   Rounds to less than 0.05% of net assets.

(c)   Defaulted security.

(d)   See Note 2 regarding restricted securities.

(e)   See Note 4 regarding other considerations.

(f)   Security purchased on a when-issued or delayed delivery basis.

(g)   The principal amount is stated in U.S. dollars unless otherwise indicated.

(h) Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2005, all repurchase agreements had been entered into on that date.

(i) A portion or all of the security is traded on a discount basis with no stated coupon rate.


28 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN LARGE CAP GROWTH SECURITIES FUND                                      COUNTRY           SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS 88.9%
       COMMUNICATIONS 2.2%
       BellSouth Corp. .........................................................   United States            80,900   $   2,126,861
    (a)Nextel Communications Inc., A ...........................................   United States            70,000       1,989,400
       Sprint Corp. ............................................................   United States           165,000       3,753,750
       Verizon Communications Inc. .............................................   United States           108,200       3,841,100
                                                                                                                     -------------
                                                                                                                        11,711,111
                                                                                                                     -------------
       CONSUMER DURABLES 0.5%
    (a)Electronic Arts Inc. ....................................................   United States            48,900       2,532,042
                                                                                                                     -------------
       CONSUMER NON-DURABLES 7.0%
       Altria Group Inc. .......................................................   United States            98,500       6,440,915
       Anheuser-Busch Cos. Inc. ................................................   United States           140,500       6,658,295
       Coca-Cola Co. ...........................................................   United States           166,000       6,917,220
       Colgate-Palmolive Co. ...................................................   United States            30,800       1,606,836
    (a)Dean Foods Inc. .........................................................   United States            60,000       2,058,000
       PepsiCo Inc. ............................................................   United States            86,600       4,592,398
       Procter & Gamble Co. ....................................................   United States           120,100       6,365,300
       Unilever PLC, ADR .......................................................   United Kingdom           77,000       3,080,000
                                                                                                                     -------------
                                                                                                                        37,718,964
                                                                                                                     -------------
       CONSUMER SERVICES 4.7%
       Clear Channel Communications Inc. .......................................   United States            71,800       2,474,946
       Dow Jones & Co. Inc. ....................................................   United States            31,200       1,165,944
    (a)eBay Inc. ...............................................................   United States            73,000       2,719,980
       Gannett Co. Inc. ........................................................   United States            73,700       5,828,196
    (a)Univision Communications Inc., A ........................................   United States           291,283       8,065,626
       Viacom Inc., B ..........................................................   United States           139,300       4,851,819
                                                                                                                     -------------
                                                                                                                        25,106,511
                                                                                                                     -------------
       DISTRIBUTION SERVICES 2.6%
       AmerisourceBergen Corp. .................................................   United States            48,500       2,778,565
       Cardinal Health Inc. ....................................................   United States            44,300       2,471,940
       McKesson Corp. ..........................................................   United States           127,800       4,824,450
       SYSCO Corp. .............................................................   United States           104,200       3,730,360
                                                                                                                     -------------
                                                                                                                        13,805,315
                                                                                                                     -------------
       ELECTRONIC TECHNOLOGY 7.5%
    (a)Applied Materials Inc. ..................................................   United States            85,000       1,381,250
    (a)Cisco Systems Inc. ......................................................   United States           220,000       3,935,800
    (a)Dell Inc. ...............................................................   United States            85,000       3,265,700
       Diebold Inc. ............................................................   United States            58,200       3,192,270
       Intel Corp. .............................................................   United States           320,400       7,442,892
       Intersil Corp., A .......................................................   United States           248,100       4,297,092
       Linear Technology Corp. .................................................   United States            65,000       2,490,150
       Lockheed Martin Corp. ...................................................   United States            78,000       4,762,680


                                        Quarterly Statements of Investments | 29

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN LARGE CAP GROWTH SECURITIES FUND                                      COUNTRY           SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       ELECTRONIC TECHNOLOGY (CONT.)
       Nokia Corp., ADR ........................................................      Finland              410,800   $   6,338,644
       QUALCOMM Inc. ...........................................................   United States            93,000       3,408,450
                                                                                                                     -------------
                                                                                                                        40,514,928
                                                                                                                     -------------
       ENERGY MINERALS 4.8%
       Anadarko Petroleum Corp. ................................................   United States            55,000       4,185,500
       Devon Energy Corp. ......................................................   United States           112,000       5,348,000
       ExxonMobil Corp. ........................................................   United States           190,000      11,324,000
       Royal Dutch Petroleum Co., N.Y. shs. ....................................    Netherlands             84,000       5,043,360
                                                                                                                     -------------
                                                                                                                        25,900,860
                                                                                                                     -------------
       FINANCE 17.7%
       AFLAC Inc. ..............................................................   United States           153,000       5,700,780
       American International Group Inc. .......................................   United States            47,700       2,643,057
       Bank of America Corp. ...................................................   United States           106,400       4,692,240
       Bank of New York Co. Inc. ...............................................   United States           166,400       4,833,920
    (a)Berkshire Hathaway Inc., B ..............................................   United States               974       2,781,744
    (a)CapitalSource Inc. ......................................................   United States            60,000       1,380,000
       CIT Group Inc. ..........................................................   United States            55,000       2,090,000
       Citigroup Inc. ..........................................................   United States           161,000       7,235,340
       Countrywide Financial Corp. .............................................   United States           135,998       4,414,495
       Fannie Mae ..............................................................   United States           126,700       6,898,815
       Federated Investors Inc., B .............................................   United States           119,100       3,371,721
       Fifth Third Bancorp .....................................................   United States           183,200       7,873,936
       Freddie Mac .............................................................   United States           148,000       9,353,600
       Goldman Sachs Group Inc. ................................................   United States            19,700       2,166,803
       JPMorgan Chase & Co. ....................................................   United States           184,840       6,395,464
       Lehman Brothers Holdings Inc. ...........................................   United States            19,800       1,864,368
       Marsh & McLennan Cos. Inc. ..............................................   United States           225,800       6,868,836
       MBNA Corp. ..............................................................   United States           125,000       3,068,750
       Old Republic International Corp. ........................................   United States           175,100       4,078,079
       Washington Mutual Inc. ..................................................   United States            76,000       3,002,000
       Wells Fargo & Co. .......................................................   United States            75,000       4,485,000
                                                                                                                     -------------
                                                                                                                        95,198,948
                                                                                                                     -------------
       HEALTH SERVICES 3.0%
       HCA Inc. ................................................................   United States            69,900       3,744,543
    (a)Health Net Inc., A ......................................................   United States           208,000       6,803,680
    (a)Tenet Healthcare Corp. ..................................................   United States           161,600       1,863,248
    (a)Wellpoint Inc. ..........................................................   United States            30,000       3,760,500
                                                                                                                     -------------
                                                                                                                        16,171,971
                                                                                                                     -------------
       HEALTH TECHNOLOGY 14.4%
       Abbott Laboratories .....................................................   United States            50,000       2,331,000
    (a)Adolor Corp. ............................................................   United States           189,700       1,885,618
    (a)Amgen Inc. ..............................................................   United States           132,100       7,689,541
    (a)Biogen Idec Inc. ........................................................   United States            25,000         862,750


30 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN LARGE CAP GROWTH SECURITIES FUND                                      COUNTRY           SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       HEALTH TECHNOLOGY (CONT.)
    (a)Boston Scientific Corp. .................................................   United States           338,000   $   9,900,020
       Eli Lilly & Co. .........................................................   United States            73,300       3,818,930
    (a)Forest Laboratories Inc. ................................................   United States           191,600       7,079,620
       Guidant Corp. ...........................................................   United States            63,600       4,700,040
       Johnson & Johnson .......................................................   United States           111,400       7,481,624
       Medtronic Inc. ..........................................................   United States           103,300       5,263,135
       Merck & Co. Inc. ........................................................   United States           172,200       5,574,114
       Pall Corp. ..............................................................   United States           115,000       3,118,800
       Pfizer Inc. .............................................................   United States           343,000       9,010,610
       Shire Pharmaceuticals Group PLC, ADR ....................................   United Kingdom           59,600       2,043,088
    (a)Taro Pharmaceutical Industries Ltd. .....................................   United States             9,400         296,664
       Wyeth ...................................................................   United States           154,600       6,521,028
                                                                                                                     -------------
                                                                                                                        77,576,582
                                                                                                                     -------------
       INDUSTRIAL SERVICES 0.6%
       Schlumberger Ltd. .......................................................   United States            50,000       3,524,000
                                                                                                                     -------------
       NON-ENERGY MINERALS 0.8%
       Alcoa Inc. ..............................................................   United States           139,000       4,224,210
                                                                                                                     -------------
       PROCESS INDUSTRIES 0.8%
       Dow Chemical Co. ........................................................   United States            83,200       4,147,520
                                                                                                                     -------------
       PRODUCER MANUFACTURING 3.5%
       3M Co. ..................................................................   United States            34,200       2,930,598
       General Electric Co. ....................................................   United States           240,000       8,654,400
       Masco Corp. .............................................................   United States            80,500       2,790,935
       United Technologies Corp. ...............................................   United States            46,800       4,757,688
                                                                                                                     -------------
                                                                                                                        19,133,621
                                                                                                                     -------------
       RETAIL TRADE 6.0%
    (a)Dollar Tree Stores Inc. .................................................   United States           219,100       6,294,743
       Family Dollar Stores Inc. ...............................................   United States           158,700       4,818,132
       Home Depot Inc. .........................................................   United States            69,800       2,669,152
       Lowe's Cos. Inc. ........................................................   United States            65,000       3,710,850
       Ross Stores Inc. ........................................................   United States            88,200       2,570,148
    (a)Tuesday Morning Corp. ...................................................   United States           112,500       3,247,875
       Wal-Mart Stores Inc. ....................................................   United States           181,000       9,069,910
                                                                                                                     -------------
                                                                                                                        32,380,810
                                                                                                                     -------------
       TECHNOLOGY SERVICES 8.7%
    (a)Accenture Ltd., A .......................................................      Bermuda              244,900       5,914,335
    (a)Affiliated Computer Services Inc., A ....................................   United States            87,700       4,669,148
       Automatic Data Processing Inc. ..........................................   United States           100,000       4,495,000
    (a)Computer Sciences Corp. .................................................   United States            35,000       1,604,750
       First Data Corp. ........................................................   United States           165,700       6,513,667
       International Business Machines Corp. ...................................   United States            51,000       4,660,380
       Microsoft Corp. .........................................................   United States           454,300      10,980,431


                                        Quarterly Statements of Investments | 31

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN LARGE CAP GROWTH SECURITIES FUND                                      COUNTRY           SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       TECHNOLOGY SERVICES (CONT.)
       Paychex Inc. ............................................................   United States           159,400   $   5,231,508
    (a)Symantec Corp. ..........................................................   United States           139,700       2,979,801
                                                                                                                     -------------
                                                                                                                        47,049,020
                                                                                                                     -------------
       TRANSPORTATION 1.1%
       Expeditors International of Washington Inc. .............................   United States            36,400       1,949,220
       Southwest Airlines Co. ..................................................   United States           290,200       4,132,448
                                                                                                                     -------------
                                                                                                                         6,081,668
                                                                                                                     -------------
       UTILITIES 3.0%
    (a)CMS Energy Corp. ........................................................   United States            68,500         893,240
       NiSource Inc. ...........................................................   United States           160,000       3,646,400
       Public Service Enterprise Group Inc. ....................................   United States            98,600       5,362,854
       TXU Corp. ...............................................................   United States            76,300       6,075,769
                                                                                                                     -------------
                                                                                                                        15,978,263
                                                                                                                     -------------
       TOTAL COMMON STOCKS (COST $437,869,439)..................................                                       478,756,344
                                                                                                                     -------------

                                                                                                   ----------------
                                                                                                   PRINCIPAL AMOUNT
                                                                                                   ----------------
       SHORT TERM INVESTMENT (COST $59,399,562) 11.0%
       REPURCHASE AGREEMENT 11.0%
    (b)Joint Repurchase Agreement, 2.721%, 4/01/05
        (Maturity Value $59,404,052) ...........................................   United States    $   59,399,562      59,399,562
         ABN AMRO Bank, N.V., New York Branch (Maturity Value $5,594,080)
         Banc of America Securities LLC (Maturity Value $5,594,080)
         Barclays Capital Inc. (Maturity Value $5,594,080)
         Bear, Stearns & Co. Inc. (Maturity Value $3,441,871)
         BNP Paribas Securities Corp. (Maturity Value $5,594,080)
         Deutsche Bank Securities Inc. (Maturity Value $3,441,871)
         Goldman, Sachs & Co. (Maturity Value $2,581,102
         Greenwich Capital Markets Inc. (Maturity Value $5,594,080)
         Lehman Brothers Inc. (Maturity Value $5,186,568)
         Merrill Lynch Government Securities Inc. (Maturity Value $5,594,080)
         Morgan Stanley & Co. Inc. (Maturity Value $5,594,080)
         UBS Securities LLC (Maturity Value $5,594,080)
          Collateralized by (c)U.S. Government Agency Securities, 0.00 - 7.00%, 4/05/05 - 3/15/10;
            and (c)U.S. Treasury Bills, 6/30/05 - 9/22/05
                                                                                                                     -------------
       TOTAL INVESTMENTS (COST $497,269,001) 99.9%..............................................                       538,155,906
       OTHER ASSETS, LESS LIABILITIES 0.1%......................................................                           287,449
                                                                                                                     -------------
       NET ASSETS 100.0%........................................................................                     $ 538,443,355
                                                                                                                     =============

See Selected Portfolio Abbreviations on page 127.

(a)   Non-income producing.

(b) Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2005, all repurchase agreements had been entered into on that date.

(c) A portion or all of the security is traded on a discount basis with no stated coupon rate.


32 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN LARGE CAP VALUE SECURITIES FUND                                                         SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS 85.3%
       CONSUMER NON-DURABLES 8.2%
       H.J. Heinz Co. ...........................................................................              800   $      29,472
       Kimberly-Clark Corp. .....................................................................              300          19,719
       Procter & Gamble Co. .....................................................................              600          31,800
                                                                                                                     -------------
                                                                                                                            80,991
                                                                                                                     -------------
       CONSUMER SERVICES 6.3%
       Gannett Co. Inc. .........................................................................              400          31,632
       McDonald's Corp. .........................................................................            1,000          31,140
                                                                                                                     -------------
                                                                                                                            62,772
                                                                                                                     -------------
       ELECTRONIC TECHNOLOGY 1.3%
       Hewlett-Packard Co. ......................................................................              600          13,164
                                                                                                                     -------------
       ENERGY MINERALS 5.8%
       BP PLC, ADR (United Kingdom) .............................................................              400          24,960
       ConocoPhillips ...........................................................................              100          10,784
       Occidental Petroleum Corp. ...............................................................              300          21,351
                                                                                                                     -------------
                                                                                                                            57,095
                                                                                                                     -------------
       FINANCE 34.9%
       Allstate Corp. ...........................................................................              700          37,842
       American International Group Inc. ........................................................              400          22,164
       Bank of America Corp. ....................................................................              700          30,870
       Chubb Corp. ..............................................................................              300          23,781
       Citigroup Inc. ...........................................................................              700          31,458
       Fannie Mae ...............................................................................              200          10,890
       Freddie Mac ..............................................................................              500          31,600
       Lehman Brothers Holdings Inc. ............................................................              300          28,248
       Mellon Financial Corp. ...................................................................            1,000          28,540
       MetLife Inc. .............................................................................              600          23,460
       Morgan Stanley ...........................................................................              200          11,450
       U.S. Bancorp .............................................................................              800          23,056
       Wachovia Corp. ...........................................................................              600          30,546
       Washington Mutual Inc. ...................................................................              300          11,850
                                                                                                                     -------------
                                                                                                                           345,755
                                                                                                                     -------------
       HEALTH TECHNOLOGY 4.5%
       Abbott Laboratories ......................................................................              300          13,986
       Becton, Dickinson & Co. ..................................................................              300          17,526
       Pfizer Inc. ..............................................................................              500          13,135
                                                                                                                     -------------
                                                                                                                            44,647
                                                                                                                     -------------
       PROCESS INDUSTRIES 3.9%
       Georgia-Pacific Corp. ....................................................................              400          14,196
       Praxair Inc. .............................................................................              500          23,930
                                                                                                                     -------------
                                                                                                                            38,126
                                                                                                                     -------------


                                        Quarterly Statements of Investments | 33

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN LARGE CAP VALUE SECURITIES FUND                                                         SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       PRODUCER MANUFACTURING 14.6%
       3M Co. ...................................................................................              300   $      25,707
       General Electric Co. .....................................................................              800          28,848
       Illinois Tool Works Inc. .................................................................              300          26,859
       Johnson Controls Inc. ....................................................................              400          22,304
       Masco Corp. ..............................................................................              600          20,802
       United Technologies Corp. ................................................................              200          20,332
                                                                                                                     -------------
                                                                                                                           144,852
                                                                                                                     -------------
       RETAIL TRADE 1.9%
       Federated Department Stores Inc. .........................................................              100           6,364
       The TJX Cos. Inc. ........................................................................              500          12,315
                                                                                                                     -------------
                                                                                                                            18,679
                                                                                                                     -------------
       TECHNOLOGY SERVICES 2.8%
       International Business Machines Corp. ....................................................              300          27,414
                                                                                                                     -------------
       TRANSPORTATION 1.1%
       Burlington Northern Santa Fe Corp. .......................................................              200          10,786
                                                                                                                     -------------
       TOTAL COMMON STOCKS (COST $856,257).......................................................                          844,281
                                                                                                                     -------------
       SHORT TERM INVESTMENT (COST $149,211) 15.1%
       MONEY FUND 15.1%
    (a)Franklin Institutional Fiduciary Trust Money Market Portfolio ............................          149,211         149,211
                                                                                                                     -------------
       TOTAL INVESTMENTS (COST $1,005,468) 100.4%................................................                          993,492
       OTHER ASSETS, LESS LIABILITIES (0.4)% ....................................................                           (4,040)
                                                                                                                     -------------
       NET ASSETS 100.0%.........................................................................                    $     989,452
                                                                                                                     =============

See Selected Portfolio Abbreviations on page 127.

(a) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.


34 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN MONEY MARKET FUND                                                                   PRINCIPAL AMOUNT     VALUE
----------------------------------------------------------------------------------------------------------------------------------
       CERTIFICATE OF DEPOSIT (COST $999,944) 1.8%
       Banque Nationale de Paris, 2.255%, 8/16/05 ...............................................   $    1,000,000   $     999,944
                                                                                                                     -------------
       COMMERCIAL PAPER 41.6%
    (a)ANZ (Delaware) Inc., 4/13/05 - 6/16/05 ...................................................        1,550,000       1,543,776
    (a)Barclays U.S. Funding Corp., 4/18/05 - 5/18/05 ...........................................        2,025,000       2,020,974
    (a)Citigroup Global Markets Holdings, 4/15/05 - 5/17/05 .....................................        2,500,000       2,493,770
    (a)Commonwealth Bank of Australia, 5/09/05 - 6/17/05 ........................................          675,000         672,499
    (a)Danske Corp., 4/01/05 - 5/23/05 ..........................................................        1,500,000       1,496,546
    (a)General Electric Capital Corp., 4/12/05 - 6/20/05 ........................................        2,550,000       2,542,087
    (a)Goldman Sachs Group Inc., 4/11/05 ........................................................          500,000         499,625
    (a)HBOS Treasury Services, 4/13/05 - 6/07/05 (United Kingdom) ...............................        2,550,000       2,544,244
    (a)Internationale NED. U.S. Funding, 4/21/05 - 4/28/05 ......................................        1,000,000         998,266
    (a)Morgan Stanley Group Inc., 4/04/05 - 4/22/05 .............................................        2,500,000       2,497,849
    (a)Shell Finance UK PLC, 4/08/05 - 6/14/05 ..................................................        1,641,000       1,635,710
    (a)Siemens Capital Corp., 4/05/05 - 4/07/05 .................................................        1,000,000         999,642
    (a)Svenska Handelsbanken Inc., 4/26/05 ......................................................          200,000         199,632
    (a)UBS AG Finance Delaware Inc., 4/27/05 - 6/22/05 ..........................................        1,151,000       1,145,860
    (a)Westpac Capital Corp., 4/04/05 - 6/10/05 .................................................        1,985,000       1,977,411
                                                                                                                     -------------
       TOTAL COMMERCIAL PAPER (COST $23,267,891).................................................                       23,267,891
                                                                                                                     -------------
       U.S. GOVERNMENT AND AGENCY SECURITIES 3.7%
       FHLB, 1.25%, 4/01/05 .....................................................................        1,000,000       1,000,000
       FHLB, 2.61%, 4/11/05 .....................................................................          200,000         199,856
       FHLB, 2.83%, 6/06/05 .....................................................................          110,000         109,433
       FHLB, 2.96%, 6/09/05 .....................................................................          200,000         198,873
       FHLB, 2.92%, 6/24/05 .....................................................................          500,000         496,617
       FHLMC, 2.70%, 4/26/05 ....................................................................          100,000          99,813
                                                                                                                     -------------
       TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $2,104,592).............................                        2,104,592
                                                                                                                     -------------
       TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $26,372,427).........................                       26,372,427
                                                                                                                     -------------
       REPURCHASE AGREEMENTS 52.9%
    (b)ABN Amro Bank, 2.77%, 4/01/05 (Maturity Value $14,816,140)
        Collateralized by U.S. Government Agency Securities, 1.500%, 8/15/05  ...................       14,815,000      14,815,000
    (b)Warburg Dillon Read, 2.65%, 4/01/05 (Maturity Value $14,816,091)
        Collateralized by U.S. Government Agency Securities, 2.850%, 5/24/06  ...................       14,815,000      14,815,000
                                                                                                                     -------------
       TOTAL REPURCHASE AGREEMENTS (COST $29,630,000)............................................                       29,630,000
                                                                                                                     -------------
       TOTAL INVESTMENTS (COST $56,002,427) 100.0%...............................................                       56,002,427
       OTHER ASSETS, LESS LIABILITIES 0.0%(c)....................................................                          (20,109)
                                                                                                                     -------------
       NET ASSETS 100.0%.........................................................................                    $  55,982,318
                                                                                                                     =============

See Selected Portfolio Abbreviations on page 127.

(a) A portion or all of the security is traded on a discount basis with no stated coupon rate.

(b) At March 31, 2005, all repurchase agreements had been entered into on that date.

(c)   Rounds to less than 0.05% of net assets.


                                        Quarterly Statements of Investments |
                                     See Notes to Statements of Investments.| 35

                      This page intentionally left blank.


36 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN REAL ESTATE FUND                                                      COUNTRY           SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS 84.5%
       DIVERSIFIED FINANCIAL SERVICES 1.5%
       Brascan Corp., A ........................................................      Canada               461,000   $  17,403,501
                                                                                                                     -------------
       DIVERSIFIED PROPERTY 4.9%
       Brookfield Properties Corp. .............................................      Canada               235,560       9,069,060
       Catellus Development Corp. ..............................................   United States           645,033      17,190,129
       Forest City Enterprises Inc., A .........................................   United States           484,400      30,904,720
                                                                                                                     -------------
                                                                                                                        57,163,909
                                                                                                                     -------------
       EQUITY REIT - APARTMENTS 9.1%
       Avalonbay Communities Inc. ..............................................   United States           510,400      34,140,656
       Boardwalk Real Estate Investment Trust ..................................      Canada             1,503,500      22,214,439
       Equity Residential ......................................................   United States           934,600      30,103,466
    (a)GMH Communities Trust ...................................................   United States         1,700,000      19,907,000
                                                                                                                     -------------
                                                                                                                       106,365,561
                                                                                                                     -------------
       EQUITY REIT - DIVERSIFIED PROPERTY 8.2%
       Bedford Property Investors Inc. .........................................   United States           137,280       2,996,822
       Capital Automotive ......................................................   United States           779,200      25,807,104
       Duke Realty Corp. .......................................................   United States           116,248       3,470,003
       Lexington Corporate Properties Trust ....................................   United States           349,600       7,670,224
       Liberty Property Trust ..................................................   United States           445,100      17,381,155
       Vornado Realty Trust ....................................................   United States           555,200      38,458,704
                                                                                                                     -------------
                                                                                                                        95,784,012
                                                                                                                     -------------
       EQUITY REIT - FINANCE 0.5%
       Saxon Capital Inc. ......................................................   United States           344,600       5,927,120
                                                                                                                     -------------
       EQUITY REIT - HEALTH CARE 0.3%
       Health Care Property Investors Inc. .....................................   United States           162,500       3,813,875
                                                                                                                     -------------
       EQUITY REIT - HOTELS 2.4%
       Host Marriott Corp. .....................................................   United States           860,500      14,249,880
       LaSalle Hotel Properties ................................................   United States           475,800      13,821,990
                                                                                                                     -------------
                                                                                                                        28,071,870
                                                                                                                     -------------
       EQUITY REIT - INDUSTRIAL 4.7%
       ProLogis ................................................................   United States           864,700      32,080,370
       PS Business Parks Inc. ..................................................   United States           552,300      22,257,690
                                                                                                                     -------------
                                                                                                                        54,338,060
                                                                                                                     -------------
       EQUITY REIT - OFFICE 14.3%
       Alexandria Real Estate Equities Inc. ....................................   United States            50,000       3,219,000
       Arden Realty Inc. .......................................................   United States           313,900      10,625,515
       Boston Properties Inc. ..................................................   United States           515,450      31,045,554
       Brandywine Realty Trust .................................................   United States           422,000      11,984,800
       Corporate Office Properties Trust .......................................   United States           661,300      17,511,224
       Cousins Properties Inc. .................................................   United States           191,400       4,951,518


                                        Quarterly Statements of Investments | 37

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN REAL ESTATE FUND                                                      COUNTRY           SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       EQUITY REIT - OFFICE (CONT.)
       CRT Properties Inc. .....................................................   United States           425,800   $   9,273,924
    (a)Digital Realty Trust Inc. ...............................................   United States         1,535,500      22,065,135
       Kilroy Realty Corp. .....................................................   United States           255,200      10,440,232
       Parkway Properties Inc. .................................................   United States           122,000       5,697,400
       Reckson Associates Realty Corp. .........................................   United States           139,900       4,294,930
       SL Green Realty Corp. ...................................................   United States           379,500      21,335,490
       Trizec Properties Inc. ..................................................   United States           726,500      13,803,500
                                                                                                                     -------------
                                                                                                                       166,248,222
                                                                                                                     -------------
       EQUITY REIT - OTHER 7.0%
       Capital Trust Inc., A ...................................................   United States           329,000      10,916,220
       Entertainment Properties Trust ..........................................   United States           535,700      22,194,051
       iStar Financial Inc. ....................................................   United States           760,800      31,329,744
       Provident Senior Living Trust, 144A .....................................   United States         1,084,000      16,631,270
                                                                                                                     -------------
                                                                                                                        81,071,285
                                                                                                                     -------------
       EQUITY REIT - RETAIL 18.3%
       CBL & Associates Properties Inc. ........................................   United States            50,000       3,575,500
       Developers Diversified Realty Corp. .....................................   United States           214,700       8,534,325
       Federal Realty Investment Trust .........................................   United States            87,500       4,230,625
       General Growth Properties Inc. ..........................................   United States         1,392,400      47,480,840
       Glimcher Realty Trust ...................................................   United States           190,000       4,503,000
       Kimco Realty Corp. ......................................................   United States           230,800      12,440,120
       Kite Realty Group Trust .................................................   United States           874,600      12,594,240
       The Macerich Co. ........................................................   United States           630,400      33,587,712
       Ramco-Gershenson Properties Trust .......................................   United States           211,800       5,750,370
       Regency Centers Corp. ...................................................   United States           304,400      14,498,572
       Simon Property Group Inc. ...............................................   United States           903,445      54,730,701
       Tanger Factory Outlet Centers Inc. ......................................   United States           213,600       4,699,200
       Taubman Centers Inc. ....................................................   United States           215,700       5,983,518
                                                                                                                     -------------
                                                                                                                       212,608,723
                                                                                                                     -------------
       EQUITY REIT - STORAGE 4.4%
       Extra Space Storage Inc. ................................................   United States         1,200,000      16,200,000
       Public Storage Inc. .....................................................   United States           281,200      16,011,528
       U-Store-It Trust ........................................................   United States         1,081,900      18,825,060
                                                                                                                     -------------
                                                                                                                        51,036,588
                                                                                                                     -------------
       FINANCE 5.6%
       CharterMac ..............................................................   United States           630,700      13,560,050
       Essex Property Trust Inc. ...............................................   United States            37,900       2,618,890
       Eurocastle Investment Ltd. ..............................................   United Kingdom          200,000       4,666,658
       Fannie Mae ..............................................................   United States           420,700      22,907,115
       Newcastle Investment Corp. ..............................................   United States           741,600      21,951,360
                                                                                                                     -------------
                                                                                                                        65,704,073
                                                                                                                     -------------


38 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN REAL ESTATE FUND                                                      COUNTRY           SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       HOTELS & TRAVEL 0.1%
    (b)La Quinta Corp. .........................................................   United States           179,600  $    1,526,600
                                                                                                                    --------------
       REAL ESTATE DEVELOPMENT 3.2%
    (b)Killam Properties Inc. ..................................................      Canada             2,602,300       5,723,360
       The St. Joe Co. .........................................................   United States           466,300      31,381,990
                                                                                                                    --------------
                                                                                                                        37,105,350
                                                                                                                    --------------
       TOTAL LONG TERM INVESTMENTS (COST $750,914,614)..........................                                       984,168,749
                                                                                                                    --------------

                                                                                                  ----------------
                                                                                                  PRINCIPAL AMOUNT
                                                                                                  ----------------
       SHORT TERM INVESTMENT  (COST $180,652,429) 15.5%
       REPURCHASE AGREEMENT 15.5%
    (c)Joint Repurchase Agreement, 2.721%, 4/01/05
        (Maturity Value $180,666,083)...........................................   United States    $  180,652,429     180,652,429
         ABN AMRO Bank, N.V., New York Branch (Maturity Value $17,013,325)
         Banc of America Securities LLC (Maturity Value $17,013,325)
         Barclays Capital Inc. (Maturity Value $17,013,325)
         Bear, Stearns & Co. Inc. (Maturity Value $10,467,793)
         BNP Paribas Securities Corp. (Maturity Value $17,013,325)
         Deutsche Bank Securities Inc. (Maturity Value $10,467,793)
         Goldman, Sachs & Co. (Maturity Value $7,849,941)
         Greenwich Capital Markets Inc. (Maturity Value $17,013,325)
         Lehman Brothers Inc. (Maturity Value $15,773,956)
         Merrill Lynch Government Securities Inc. (Maturity Value $17,013,325)
         Morgan Stanley & Co. Inc. (Maturity Value $17,013,325)
         UBS Securities LLC (Maturity Value $17,013,325)
          Collateralized by (d)U.S. Government Agency Securities, 0.00 - 7.00%, 4/05/05 - 3/15/10;
            and (d)U.S. Treasury Bills, 6/30/05 - 9/22/05
                                                                                                                    --------------
       TOTAL INVESTMENTS (COST $931,567,043) 100.0%...............................................                   1,164,821,178
       OTHER ASSETS, LESS LIABILITIES 0.0%(e).....................................................                         (68,358)
                                                                                                                    --------------
       NET ASSETS 100.0%..........................................................................                  $1,164,752,820
                                                                                                                    ==============

See Selected Portfolio Abbreviations on page 127.

(a)   See Note 3 regarding holdings of 5% voting securities.

(b)   Non-income producing.

(c) Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2005, all repurchase agreements had been entered into on that date.

(d) A portion or all of the security is traded on a discount basis with no stated coupon rate.

(e)   Rounds to less than 0.05% of net assets.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 39

                      This page intentionally left blank.


40 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN RISING DIVIDENDS SECURITIES FUND                                                        SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS 91.9%
       COMMERCIAL SERVICES 0.7%
       ABM Industries Inc. ......................................................................          541,000   $  10,403,430
                                                                                                                     -------------
       CONSUMER DURABLES 2.8%
       Leggett & Platt Inc. .....................................................................        1,162,700      33,578,776
       Russ Berrie & Co. Inc. ...................................................................          362,400       6,939,960
                                                                                                                     -------------
                                                                                                                        40,518,736
                                                                                                                     -------------
       CONSUMER NON-DURABLES 6.0%
       Alberto-Culver Co. .......................................................................          610,450      29,216,137
       Lancaster Colony Corp. ...................................................................          117,800       5,012,390
       Procter & Gamble Co. .....................................................................          910,400      48,251,200
       Superior Uniform Group Inc. ..............................................................          237,100       3,243,528
                                                                                                                     -------------
                                                                                                                        85,723,255
                                                                                                                     -------------
       ELECTRONIC TECHNOLOGY 1.4%
       Cohu Inc. ................................................................................          106,800       1,703,460
       Diebold Inc. .............................................................................          340,200      18,659,970
                                                                                                                     -------------
                                                                                                                        20,363,430
                                                                                                                     -------------
       FINANCE 30.9%
       AFLAC Inc. ...............................................................................          909,600      33,891,696
       American International Group Inc. ........................................................        1,036,555      57,435,513
       Arthur J. Gallagher & Co. ................................................................          573,000      16,502,400
       Erie Indemnity Co., A ....................................................................          277,200      14,447,664
       Fannie Mae ...............................................................................          607,500      33,078,375
       Freddie Mac ..............................................................................          744,600      47,058,720
       Mercantile Bankshares Corp. ..............................................................          220,525      11,215,901
       Mercury General Corp. ....................................................................          154,200       8,521,092
       Old Republic International Corp. .........................................................        2,141,150      49,867,384
       Peoples Bancorp Inc. .....................................................................          159,979       4,303,435
       RLI Corp. ................................................................................          252,512      10,466,622
       State Street Corp. .......................................................................        1,113,400      48,677,848
       SunTrust Banks Inc. ......................................................................          442,104      31,862,435
       TrustCo Bank Corp. NY ....................................................................          328,588       3,775,476
       U.S. Bancorp .............................................................................        1,249,749      36,017,766
       Washington Mutual Inc. ...................................................................          760,200      30,027,900
       Wilmington Trust Corp. ...................................................................          112,800       3,959,280
                                                                                                                     -------------
                                                                                                                       441,109,507
                                                                                                                     -------------
       HEALTH TECHNOLOGY 11.4%
       Becton Dickinson & Co. ...................................................................          430,200      25,132,284
       Hillenbrand Industries Inc. ..............................................................        1,017,800      56,457,366
       Pfizer Inc. ..............................................................................        2,095,400      55,046,158
       West Pharmaceutical Services Inc. ........................................................        1,125,600      26,901,840
                                                                                                                     -------------
                                                                                                                       163,537,648
                                                                                                                     -------------


                                        Quarterly Statements of Investments | 41

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN RISING DIVIDENDS SECURITIES FUND                                                        SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       NON-ENERGY MINERALS 3.3%
       Nucor Corp. ..............................................................................          819,600  $   47,176,176
                                                                                                                    --------------
       PROCESS INDUSTRIES 6.1%
       Bemis Co. Inc. ...........................................................................          512,200      15,939,664
       Donaldson Co. Inc. .......................................................................          289,800       9,354,744
       Myers Industries Inc. ....................................................................           88,900       1,254,379
       Praxair Inc. .............................................................................        1,271,600      60,858,776
                                                                                                                    --------------
                                                                                                                        87,407,563
                                                                                                                    --------------
       PRODUCER MANUFACTURING 23.2%
       Baldor Electric Co. ......................................................................           59,233       1,528,804
       Brady Corp., A ...........................................................................          320,900      10,381,115
       Carlisle Cos. Inc. .......................................................................          850,700      59,353,339
       Dover Corp. ..............................................................................          872,700      32,979,333
       General Electric Co. .....................................................................        1,622,600      58,510,956
       Graco Inc. ...............................................................................          351,112      14,170,880
       Kaydon Corp. .............................................................................          109,600       3,441,440
       Roper Industries Inc. ....................................................................          935,000      61,242,500
       Superior Industries International Inc. ...................................................          509,400      13,453,254
       Teleflex Inc. ............................................................................          617,800      31,619,004
       United Technologies Corp. ................................................................          446,900      45,431,854
                                                                                                                    --------------
                                                                                                                       332,112,479
                                                                                                                    --------------
       RETAIL TRADE 4.1%
       Family Dollar Stores Inc. ................................................................        1,911,100      58,020,996
                                                                                                                    --------------
       TECHNOLOGY SERVICES 2.0%
       Reynolds & Reynolds Co., A ...............................................................        1,054,700      28,540,182
                                                                                                                    --------------
       TOTAL COMMON STOCKS (COST $1,079,252,767).................................................                    1,314,913,402
                                                                                                                    --------------
       SHORT TERM INVESTMENT (COST $120,061,156) 8.4%
       MONEY FUND 8.4%
    (a)Franklin Institutional Fiduciary Trust Money Market Portfolio ............................      120,061,156     120,061,156
                                                                                                                    --------------
       TOTAL INVESTMENTS (COST $1,199,313,923) 100.3%............................................                    1,434,974,558
       OTHER ASSETS, LESS LIABILITIES (0.3)%.....................................................                       (4,550,186)
                                                                                                                    --------------
       NET ASSETS 100.0%.........................................................................                   $1,430,424,372
                                                                                                                    ==============

(a) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.


42 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN SMALL CAP FUND                                                                          SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS 95.9%
       COMMERCIAL SERVICES 4.3%
       Brinks Co. ...............................................................................          271,300   $   9,386,980
       CDI Corp. ................................................................................          319,400       7,068,322
       Corporate Executive Board Co. ............................................................          253,300      16,198,535
    (a)LECG Corp. ...............................................................................          101,000       1,979,600
       Maximus Inc. .............................................................................          323,800      10,844,062
       National Financial Partners Corp. ........................................................          206,200       8,206,760
    (a)ValueClick Inc. ..........................................................................            3,500          37,135
                                                                                                                     -------------
                                                                                                                        53,721,394
                                                                                                                     -------------
       COMMUNICATIONS 1.3%
    (a)NII Holdings Inc., B .....................................................................          279,000      16,042,500
                                                                                                                     -------------
       CONSUMER DURABLES 1.6%
       Briggs & Stratton Corp. ..................................................................          227,600       8,286,916
       Polaris Industries Inc. ..................................................................           75,400       5,295,342
       Winnebago Industries Inc. ................................................................          226,900       7,170,040
                                                                                                                     -------------
                                                                                                                        20,752,298
                                                                                                                     -------------
       CONSUMER NON-DURABLES 0.5%
    (a)Prestige Brands Holdings Inc. ............................................................          387,900       6,846,435
                                                                                                                     -------------
       CONSUMER SERVICES 4.3%
    (a)Entravision Communications Corp. .........................................................          865,100       7,673,437
       Four Seasons Hotels Inc. (Canada) ........................................................           98,100       6,935,670
       Jackson Hewitt Tax Service Inc. ..........................................................          279,100       5,838,772
       Orient Express Hotels Ltd., A ............................................................          169,100       4,413,510
    (a)Radio One Inc. ...........................................................................           39,500         579,860
    (a)Radio One Inc., D ........................................................................          613,500       9,049,125
    (a)Scholastic Corp. .........................................................................          139,200       5,135,088
      Station Casinos Inc. ......................................................................          217,800      14,712,390
                                                                                                                     -------------
                                                                                                                        54,337,852
                                                                                                                     -------------
       DISTRIBUTION SERVICES 0.2%
    (a)Andrx Group ..............................................................................          111,200       2,520,904
                                                                                                                     -------------
       ELECTRONIC TECHNOLOGY 18.7%
    (a)Actel Corp. ..............................................................................          591,000       9,089,580
    (a)Avocent Corp. ............................................................................          513,300      13,171,278
    (a)Coherent Inc. ............................................................................          388,600      13,119,136
    (a)Electro Scientific Industries Inc. .......................................................          811,033      15,725,930
    (a)Exar Corp. ...............................................................................          795,500      10,659,700
    (a)F5 Networks Inc. .........................................................................          247,600      12,501,324
    (a)FLIR Systems Inc. ........................................................................          531,000      16,089,300
    (a)Integrated Circuit Systems Inc. ..........................................................          633,700      12,116,344
    (a)Lasercard Corp. ..........................................................................          229,900       1,144,902
    (a)Logitech International SA, ADR (Switzerland) .............................................          169,100      10,294,808
       MTS Systems Corp. ........................................................................          157,200       4,563,516


                                        Quarterly Statements of Investments | 43

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN SMALL CAP FUND                                                                          SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       ELECTRONIC TECHNOLOGY (CONT.)
       National Instruments Corp. ...............................................................          604,600   $  16,354,430
    (a)Orbital Sciences Corp. ...................................................................          671,700       6,502,056
    (a)Semtech Corp. ............................................................................          759,000      13,563,330
    (a)Silicon Laboratories Inc. ................................................................          313,300       9,308,143
       Tektronix Inc. ...........................................................................          723,200      17,740,096
    (a)Trimble Navigation Ltd. ..................................................................          537,350      18,167,803
    (a)Varian Inc. ..............................................................................          493,800      18,710,082
    (a)Varian Semiconductor Equipment Associates Inc. ...........................................          452,700      17,207,127
                                                                                                                     -------------
                                                                                                                       236,028,885
                                                                                                                     -------------
       ENERGY MINERALS 3.1%
    (a)Alpha Natural Resources Inc. .............................................................          185,100       5,306,817
       Chesapeake Energy Corp. ..................................................................          388,100       8,514,914
    (a)Denbury Resources Inc. ...................................................................          370,300      13,045,669
    (a)Spinnaker Exploration Co. ................................................................          334,600      11,888,338
                                                                                                                     -------------
                                                                                                                        38,755,738
                                                                                                                     -------------
       FINANCE 6.1%
       East West Bancorp Inc. ...................................................................          264,000       9,746,880
       Financial Federal Corp. ..................................................................          226,700       8,018,379
    (a)Franklin Bank Corp. ......................................................................           27,600         476,100
    (a)GFI Group Inc. ...........................................................................          157,000       4,212,310
       Greater Bay Bancorp ......................................................................          237,800       5,804,698
    (a)NCO Group Inc. ...........................................................................          615,200      12,027,160
       Radian Group Inc. ........................................................................          101,276       4,834,916
    (a)Silicon Valley Bancshares ................................................................          188,200       8,292,092
       UCBH Holdings Inc. .......................................................................          151,800       6,056,820
       Umpqua Holdings Corp. ....................................................................          261,000       6,094,350
       Waddell & Reed Financial Inc., A .........................................................          259,000       5,112,660
       Westamerica Bancorp ......................................................................          108,700       5,627,399
                                                                                                                     -------------
                                                                                                                        76,303,764
                                                                                                                     -------------
       HEALTH SERVICES 7.0%
    (a)Apria Healthcare Group Inc. ..............................................................          226,600       7,273,860
    (a)Centene Corp. ............................................................................          247,100       7,410,529
    (a)Coventry Health Care Inc. ................................................................          217,000      14,786,380
    (a)Molina Healthcare Inc. ...................................................................          261,900      12,070,971
    (a)Pharmaceutical Product Development Inc. ..................................................          475,100      23,018,595
    (a)Sierra Health Services Inc. ..............................................................          338,400      21,603,456
    (a)Symbion Inc. .............................................................................          114,400       2,444,728
                                                                                                                     -------------
                                                                                                                        88,608,519
                                                                                                                     -------------
       HEALTH TECHNOLOGY 7.3%
    (a)Adolor Corp. .............................................................................          638,600       6,347,684
    (a)American Medical Systems Holdings Ltd. ...................................................          198,200       3,405,076
    (a)Angiotech Pharmaceuticals Inc. (Canada) ..................................................          483,700       7,424,795


44 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN SMALL CAP FUND                                                                          SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       HEALTH TECHNOLOGY (CONT.)
    (a)Digene Corp. .............................................................................          384,700   $   7,982,525
    (a)First Horizon Pharmaceutical Corp. .......................................................          415,600       7,015,328
    (a)Impax Laboratories Inc. ..................................................................          644,200      10,307,200
    (a)Kosan Biosciences Inc. ...................................................................          547,500       2,244,750
    (a)Medicines Co. ............................................................................          293,300       6,646,178
    (a)Pharmion Corp. ...........................................................................          153,800       4,460,200
    (a)STERIS Corp. .............................................................................          532,400      13,443,100
    (a)Taro Pharmaceutical Industries Ltd. ......................................................          205,400       6,482,424
    (a)Telik Inc. ...............................................................................          198,800       2,997,904
    (a)Thoratec Corp. ...........................................................................          355,600       4,345,432
    (a)Varian Medical Systems Inc. ..............................................................          261,800       8,974,504
                                                                                                                     -------------
                                                                                                                        92,077,100
                                                                                                                     -------------
       INDUSTRIAL SERVICES 4.4%
    (a)Oil States International Inc. ............................................................          867,500      17,827,125
    (a)Pride International Inc. .................................................................          315,700       7,841,988
       Rowan Cos. Inc. ..........................................................................          242,600       7,261,018
    (a)Superior Energy Services Inc. ............................................................          818,600      14,079,920
    (a)Waste Connections Inc. ...................................................................          256,000       8,896,000
                                                                                                                     -------------
                                                                                                                        55,906,051
                                                                                                                     -------------
       PROCESS INDUSTRIES 9.0%
       Bunge Ltd. ...............................................................................          277,400      14,946,312
       Cabot Corp. ..............................................................................          703,000      23,501,290
    (a)FMC Corp. ................................................................................          423,600      22,641,420
    (a)Graftech International Ltd. ..............................................................          361,800       2,058,642
       Minerals Technologies Inc. ...............................................................          234,200      15,405,676
       Nova Chemicals Corp. (Canada) ............................................................          457,800      19,662,510
       Valspar Corp. ............................................................................          130,200       6,059,508
       Westlake Chemical Corp. ..................................................................          292,700       9,468,845
                                                                                                                     -------------
                                                                                                                       113,744,203
                                                                                                                     -------------
       PRODUCER MANUFACTURING 9.4%
    (a)Flowserve Corp. ..........................................................................          977,800      25,295,686
       Gentex Corp. .............................................................................          296,200       9,448,780
       Gibraltar Industries Inc. ................................................................          307,200       6,739,968
       Kennametal Inc. ..........................................................................          402,000      19,090,980
       The Manitowoc Co. Inc. ...................................................................          212,100       8,566,719
    (a)Mettler-Toledo International Inc. (Switzerland) ..........................................          487,200      23,142,000
       Oshkosh Truck Corp. ......................................................................          267,000      21,891,330
    (a)Wilson Greatbatch Technologies Inc. ......................................................          209,300       3,817,632
                                                                                                                     -------------
                                                                                                                       117,993,095
                                                                                                                     -------------
       REAL ESTATE DEVELOPMENT 1.0%
    (a)Jones Lang LaSalle Inc. ..................................................................          264,000      12,315,600
                                                                                                                     -------------


                                        Quarterly Statements of Investments | 45

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN SMALL CAP FUND                                                                          SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       REAL ESTATE INVESTMENT TRUSTS 1.0%
    (a)MeriStar Hospitality Corp. ...............................................................        1,726,184  $   12,083,288
                                                                                                                    --------------
       RETAIL TRADE 3.5%
    (a)Cost Plus Inc. ...........................................................................          270,900       7,281,792
       Fred's Inc. ..............................................................................          620,600      10,655,702
    (a)Hot Topic Inc. ...........................................................................          576,550      12,597,618
    (a)Tuesday Morning Corp. ....................................................................          465,500      13,438,985
                                                                                                                    --------------
                                                                                                                        43,974,097
                                                                                                                    --------------
       TECHNOLOGY SERVICES 9.6%
    (a)Ask Jeeves Inc. ..........................................................................          293,700       8,247,096
    (a)Aspen Technology Inc. ....................................................................          261,100       1,483,048
    (a)BearingPoint Inc. ........................................................................        1,222,700      10,723,079
    (a)Borland Software Corp. ...................................................................           32,700         265,524
    (a)Entrust Inc. .............................................................................          976,900       3,663,375
    (a)FileNET Corp. ............................................................................          632,600      14,410,628
       Global Payments Inc. .....................................................................          241,400      15,567,886
    (a)Hyperion Solutions Corp. .................................................................          575,500      25,385,305
    (a)InfoSpace Inc. ...........................................................................          184,700       7,541,301
    (a)Marchex Inc., B ..........................................................................          330,200       6,154,928
    (a)NetIQ Corp. ..............................................................................          550,500       6,292,215
    (a)Quest Software Inc. ......................................................................          659,600       9,128,864
    (a)RSA Security Inc. ........................................................................          469,800       7,446,330
    (a)Sapient Corp. ............................................................................          294,400       2,162,368
    (a)Verity Inc. ..............................................................................          220,800       2,086,560
                                                                                                                    --------------
                                                                                                                       120,558,507
                                                                                                                    --------------
       TRANSPORTATION 3.6%
       C.H. Robinson Worldwide Inc. .............................................................          254,300      13,104,079
       Expeditors International of Washington Inc. ..............................................          143,400       7,679,070
       Forward Air Corp. ........................................................................          230,100       9,797,658
    (a)Landstar System Inc. .....................................................................          235,400       7,709,350
       Overnite Corp. ...........................................................................          207,400       6,634,726
                                                                                                                    --------------
                                                                                                                        44,924,883
                                                                                                                    --------------
       TOTAL COMMON STOCKS (COST $967,831,113)...................................................                    1,207,495,113
                                                                                                                    --------------


46 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN SMALL CAP FUND                                                                          SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------------------
       SHORT TERM INVESTMENT (COST $49,587,367) 3.9%
       MONEY FUND 3.9%
    (b)Franklin Institutional Fiduciary Trust Money Market Portfolio ............................       49,587,367  $   49,587,367
                                                                                                                    --------------
       TOTAL INVESTMENTS (COST $1,017,418,480) 99.8%.............................................                    1,257,082,480
       OTHER ASSETS, LESS LIABILITIES 0.2%.......................................................                        3,089,237
                                                                                                                    --------------
       NET ASSETS 100.0%.........................................................................                   $1,260,171,717
                                                                                                                    ==============

See Selected Portfolio Abbreviations on page 127.

(a)   Non-income producing.

(b) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 47

                      This page intentionally left blank.


48 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN SMALL CAP VALUE SECURITIES FUND                                                         SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS 84.8%
       COMMERCIAL SERVICES 0.3%
       ABM Industries Inc . .....................................................................          120,000   $   2,307,600
       National Financial Partners Corp. ........................................................            3,900         155,220
                                                                                                                     -------------
                                                                                                                         2,462,820
                                                                                                                     -------------
       CONSUMER DURABLES 8.3%
       Bassett Furniture Industries Inc. ........................................................          190,000       3,743,000
       Briggs & Stratton Corp. ..................................................................          418,800      15,248,508
       D.R. Horton Inc. .........................................................................           28,500         833,340
       Hooker Furniture Corp. ...................................................................          271,671       5,131,865
       La-Z-Boy Inc. ............................................................................          535,000       7,452,550
       M/I Homes Inc. ...........................................................................          180,000       8,807,400
       Monaco Coach Corp. .......................................................................          630,000      10,174,500
       Russ Berrie & Co. Inc. ...................................................................          465,000       8,904,750
       Thor Industries Inc. .....................................................................          486,300      14,545,233
                                                                                                                     -------------
                                                                                                                        74,841,146
                                                                                                                     -------------
       CONSUMER NON-DURABLES 4.3%
       Brown Shoe Co. Inc. ......................................................................          340,000      11,651,800
       Lancaster Colony Corp. ...................................................................           60,000       2,553,000
    (a)NBTY Inc. ................................................................................          211,000       5,293,990
       Oshkosh B'Gosh Inc., A ...................................................................          200,000       6,100,000
       Russell Corp. ............................................................................          229,600       4,151,168
       Standard Commercial Corp. ................................................................           48,500         902,100
    (a)Timberland Co., A ........................................................................          109,000       7,731,370
                                                                                                                     -------------
                                                                                                                        38,383,428
                                                                                                                     -------------
       CONSUMER SERVICES 1.9%
    (a)Aztar Corp. ..............................................................................          185,000       5,283,600
       Intrawest Corp. (Canada) .................................................................          285,000       5,452,050
    (a)La Quinta Corp. ..........................................................................          725,900       6,170,150
                                                                                                                     -------------
                                                                                                                        16,905,800
                                                                                                                     -------------
       ELECTRONIC TECHNOLOGY 3.3%
    (a)Avocent Corp. ............................................................................          243,200       6,240,512
       Cohu Inc. ................................................................................          510,000       8,134,500
       Diebold Inc. .............................................................................           70,000       3,839,500
    (a)OmniVision Technologies Inc. .............................................................          737,000      11,165,550
                                                                                                                     -------------
                                                                                                                        29,380,062
                                                                                                                     -------------
       ENERGY MINERALS 4.0%
       Arch Coal Inc. ...........................................................................          194,000       8,343,940
       Consol Energy Inc. .......................................................................          235,000      11,049,700
       Holly Corp. ..............................................................................           50,000       1,863,500
       Peabody Energy Corp. .....................................................................          330,000      15,298,800
                                                                                                                     -------------
                                                                                                                        36,555,940
                                                                                                                     -------------


                                        Quarterly Statements of Investments | 49

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN SMALL CAP VALUE SECURITIES FUND                                                         SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       FINANCE 10.2%
       American National Insurance Co. ..........................................................           62,100   $   6,576,390
    (a)Archipelago Holdings Inc. ................................................................          240,500       4,256,850
       Arthur J. Gallagher & Co. ................................................................          255,000       7,344,000
       Aspen Insurance Holdings Ltd. ............................................................          480,600      12,115,926
       Chemical Financial Corp. .................................................................            2,415          78,500
    (a)Dollar Thrifty Automotive Group Inc. .....................................................          210,000       6,883,800
       First Indiana Corp. ......................................................................          101,000       2,444,200
       Hancock Holding Co. ......................................................................           47,500       1,543,750
       Harleysville Group Inc. ..................................................................           19,500         387,270
       IPC Holdings Ltd. ........................................................................          314,500      12,353,560
       Montpelier Re Holdings Ltd. (Bermuda) ....................................................          395,200      13,891,280
       Peoples Bancorp Inc. .....................................................................          218,100       5,866,890
       The PMI Group Inc. .......................................................................           65,000       2,470,650
       Presidential Life Corp. ..................................................................          104,300       1,698,004
       Protective Life Corp. ....................................................................           78,100       3,069,330
       RLI Corp. ................................................................................          170,000       7,046,500
       StanCorp Financial Group Inc. ............................................................           45,000       3,815,100
                                                                                                                     -------------
                                                                                                                        91,842,000
                                                                                                                     -------------
       HEALTH SERVICES 1.5%
    (a)Pharmaceutical Product Development Inc. ..................................................          283,900      13,754,955
                                                                                                                     -------------
       HEALTH TECHNOLOGY 1.9%
    (a)STERIS Corp. .............................................................................          416,900      10,526,725
       West Pharmaceutical Services Inc. ........................................................          295,000       7,050,500
                                                                                                                     -------------
                                                                                                                        17,577,225
                                                                                                                     -------------
       INDUSTRIAL SERVICES 5.3%
    (a)Atwood Oceanics Inc. .....................................................................           66,000       4,391,640
    (a)EMCOR Group Inc. .........................................................................          100,000       4,682,000
    (a)Global Industries Ltd. ...................................................................          680,000       6,392,000
    (a)Lone Star Technologies Inc. ..............................................................          273,700      10,791,991
    (a)Offshore Logistics Inc. ..................................................................          157,800       5,257,896
    (a)Oil States International Inc. ............................................................          245,000       5,034,750
       Rowan Cos. Inc. ..........................................................................          269,100       8,054,163
    (a)Shaw Group Inc. ..........................................................................          136,500       2,975,700
                                                                                                                     -------------
                                                                                                                        47,580,140
                                                                                                                     -------------
       NON-ENERGY MINERALS 3.2%
       Reliance Steel & Aluminum Co. ............................................................          310,000      12,403,100
       Steel Dynamics Inc. ......................................................................          278,900       9,608,105
       United States Steel Corp. ................................................................          130,000       6,610,500
                                                                                                                     -------------
                                                                                                                        28,621,705
                                                                                                                     -------------
       PROCESS INDUSTRIES 6.5%
       AptarGroup Inc. ..........................................................................          162,500       8,446,750
       Bunge Ltd. ...............................................................................          195,000      10,506,600


50 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN SMALL CAP VALUE SECURITIES FUND                                                         SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       PROCESS INDUSTRIES (CONT.)
       Cabot Corp. ..............................................................................          390,700   $  13,061,101
       Glatfelter ...............................................................................          226,200       3,336,450
    (a)Mercer International Inc. ................................................................          471,000       4,309,650
       Myers Industries Inc. ....................................................................           12,600         177,786
       RPM International Inc. ...................................................................          705,000      12,887,400
       Westlake Chemical Corp. ..................................................................          176,900       5,722,715
                                                                                                                     -------------
                                                                                                                        58,448,452
                                                                                                                     -------------
       PRODUCER MANUFACTURING 16.4%
       A.O. Smith Corp. .........................................................................          145,900       4,212,133
       American Woodmark Corp. ..................................................................           21,200         769,136
       Apogee Enterprises Inc. ..................................................................          510,000       7,282,800
       Carlisle Cos. Inc. .......................................................................           56,700       3,955,959
       CIRCOR International Inc. ................................................................          320,000       7,888,000
       CNH Global NV (Netherlands) ..............................................................          160,000       3,006,400
    (a)Genlyte Group Inc. .......................................................................           50,000       4,498,500
       Gibraltar Industries Inc. ................................................................          255,400       5,603,476
       Graco Inc. ...............................................................................          144,000       5,811,840
       JLG Industries Inc. ......................................................................          195,000       4,202,250
       Kennametal Inc. ..........................................................................          202,500       9,616,725
    (a)Mettler-Toledo International Inc. (Switzerland) ..........................................          210,000       9,975,000
       Mueller Industries Inc. ..................................................................          490,000      13,793,500
    (a)Powell Industries Inc. ...................................................................           87,700       1,624,204
       Roper Industries Inc. ....................................................................          135,500       8,875,250
       Stewart & Stevenson Services Inc. ........................................................           78,000       1,785,420
       Superior Industries International Inc. ...................................................          349,000       9,217,090
       Teleflex Inc. ............................................................................          175,000       8,956,500
       Thomas Industries Inc. ...................................................................          115,000       4,558,600
       Timken Co. ...............................................................................           44,800       1,224,832
       Wabash National Corp. ....................................................................          285,100       6,956,440
       Watts Water Technologies Inc., A .........................................................          215,000       7,011,150
       York International Corp. .................................................................          441,200      17,286,216
                                                                                                                     -------------
                                                                                                                       148,111,421
                                                                                                                     -------------
       REAL ESTATE INVESTMENT TRUSTS 0.9%
       Arbor Realty Trust Inc. ..................................................................          315,200       7,801,200
                                                                                                                     -------------
       RETAIL TRADE 10.1%
       American Eagle Outfitters Inc. ...........................................................          125,000       3,693,750
       Casey's General Stores Inc. ..............................................................          485,000       8,715,450
       Christopher & Banks Corp. ................................................................          585,000      10,296,000
       Dillards Inc., A .........................................................................          282,000       7,585,800
    (a)Gymboree Corp. ...........................................................................          370,000       4,639,800
    (a)Hot Topic Inc. ...........................................................................          464,400      10,147,140
    (a)Linens 'n Things Inc. ....................................................................          225,000       5,586,750
    (a)The Men's Wearhouse Inc. .................................................................          330,000      13,929,300
       Pier 1 Imports Inc. ......................................................................          665,000      12,122,950


                                        Quarterly Statements of Investments | 51

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN SMALL CAP VALUE SECURITIES FUND                                                         SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       RETAIL TRADE (CONT.)
    (a)West Marine Inc. .........................................................................          580,000   $  12,330,800
    (a)Zale Corp. ...............................................................................           58,000       1,723,760
                                                                                                                     -------------
                                                                                                                        90,771,500
                                                                                                                     -------------
       TECHNOLOGY SERVICES 1.2%
       Reynolds & Reynolds Co., A ...............................................................          413,000      11,175,780
                                                                                                                     -------------
       TRANSPORTATION 4.9%
    (a)Kansas City Southern .....................................................................          360,000       6,933,600
       OMI Corp. ................................................................................          273,300       5,233,695
       Overseas Shipholding Group Inc. ..........................................................           89,000       5,598,990
       SkyWest Inc. .............................................................................          625,000      11,618,750
       Teekay Shipping Corp. (Bahamas) ..........................................................          230,000      10,338,500
       Tidewater Inc. ...........................................................................          105,000       4,080,300
                                                                                                                     -------------
                                                                                                                        43,803,835
                                                                                                                     -------------
       UTILITIES 0.6%
    (a)Sierra Pacific Resources .................................................................          480,000       5,160,000
                                                                                                                     -------------
       TOTAL COMMON STOCKS (COST $590,050,505)...................................................                      763,177,409
                                                                                                                     -------------

                                                                                                   ----------------
                                                                                                   PRINCIPAL AMOUNT
                                                                                                   ----------------
       BOND (COST $1,656,572) 0.2%
       PRODUCER MANUFACTURING 0.2%
       Mueller Industries Inc., 6.00%, 11/01/14 .................................................   $    1,681,000       1,634,772
                                                                                                                     -------------
       TOTAL LONG TERM INVESTMENTS (COST $591,707,077)...........................................                      764,812,181
                                                                                                                     -------------

                                                                                                   ----------------
                                                                                                        SHARES
                                                                                                   ----------------
       SHORT TERM INVESTMENT (COST $145,900,851) 16.2%
       MONEY FUND 16.2%
    (b)Franklin Institutional Fiduciary Trust Money Market Portfolio ............................      145,900,851     145,900,851
                                                                                                                     -------------
       TOTAL INVESTMENTS (COST $737,607,928) 101.2%..............................................                      910,713,032
       OTHER ASSETS, LESS LIABILITIES (1.2)%.....................................................                      (11,029,645)
                                                                                                                     -------------
       NET ASSETS 100.0%.........................................................................                    $ 899,683,387
                                                                                                                     =============

See Selected Portfolio Abbreviations on page 127.

(a) Non-income producing.

(b) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.


52 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN STRATEGIC INCOME SECURITIES FUND                                      COUNTRY           SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------------------
       PREFERRED STOCK (COST $3,396,500) 0.6%
       HEALTH SERVICES
       Fresenius Medical Care Capital Trust II, 7.875%, 2/01/08 ................      Germany                3,300   $   3,469,125
                                                                                                                     -------------
       CONVERTIBLE PREFERRED STOCKS 0.9%
       CONSUMER DURABLES 0.2%
       Ford Motor Co. Capital Trust II, 6.50%, cvt. pfd. .......................   United States            25,000       1,133,500
                                                                                                                     -------------
       ELECTRONIC TECHNOLOGY 0.2%
       Northrop Grumman Corp., 7.00%, cvt. pfd., B .............................   United States            13,000       1,690,000
                                                                                                                     -------------
       INDUSTRIAL SERVICES 0.2%
       Allied Waste Industries Inc., 6.25%, cvt. pfd. ..........................   United States            27,500       1,189,650
                                                                                                                     -------------
       PROCESS INDUSTRIES 0.3%
       Huntsman Corp., 5.00%, cvt. pfd. ........................................   United States            35,200       1,786,963
                                                                                                                     -------------
       TOTAL CONVERTIBLE PREFERRED STOCKS (COST $5,926,229).....................                                         5,800,113
                                                                                                                     -------------
    (a)SENIOR FLOATING RATE INTERESTS 4.9%
       Alaska Communications Systems Holdings Inc., Term Loan, 5.093%,
         2/01/12 ...............................................................   United States         1,900,000       1,932,359
       Constellation Brands Inc., Term Loan B, 4.563 - 5.188%,
         12/22/11 ..............................................................   United States         2,575,583       2,619,582
       Fidelity National Information Services Inc., Term Loan B, 4.510%,
         3/08/13 ...............................................................   United States         3,100,000       3,114,725
       Jean Coutu Group (PJC) Inc., Term Loan B, 5.00%, 7/30/11.................       Canada            1,496,241       1,527,686
    (b)Maguire Properties Inc., Term Loan B, 4.621%, 3/15/10 ...................   United States         2,150,000       2,178,359
    (b)Mission Broadcasting Inc., Term Loan B, 4.87%, 10/01/2012 ...............   United States         1,167,549       1,177,036
       Mission Broadcasting Inc., Term Loan D, 6.50%, 12/31/10 .................   United States         1,422,979       1,422,979
    (b)Nexstar Broadcasting Group Inc., Term Loan B, 4.87%, 10/01/12 ...........   United States         1,232,451       1,242,464
       Nexstar Finance LLC, Term Loan D, 6.25%, 12/31/10 .......................   United States           777,021         777,021
       Novelis Corp., Term Loan, 4.50%, 1/09/12 ................................   United States         1,126,930       1,145,153
       Novelis Inc., Term Loan, 4.50%, 1/09/12 .................................       Canada              648,839         659,330
       Pacificare Health Systems Inc., Term Loan B, 4.25 - 4.938%,
         12/13/10 ..............................................................   United States         3,092,250       3,129,938
       R.H. Donnelley Inc., Term Loan D, 4.31 - 4.85%, 6/30/11 .................   United States         2,999,148       3,053,678
       Regal Cinemas Inc., Term Loan B, 5.093%, 11/10/10 .......................   United States         3,087,430       3,144,766
    (b)Sealy Mattress Co., Term Loan C, 4.84 - 4.94%, 4/02/12 ..................   United States           720,000         735,000
       UPC Financing Partnership, Term Loan H2, 5.752%, 9/30/12 ................    Netherlands          2,200,000       2,226,277
                                                                                                                     -------------
       TOTAL SENIOR FLOATING RATE INTERESTS (COST $29,955,272)..................                                        30,086,353
                                                                                                                     -------------
       BONDS 42.3%
       COMMERCIAL SERVICES 0.9%
       JohnsonDiversey Holdings Inc., senior disc. note, zero cpn. to 5/17/07,
         10.67% thereafter, 5/15/13 ............................................   United States         1,200,000       1,038,000
       JohnsonDiversey Inc., senior sub. note, B, 9.625%, 5/15/12 ..............   United States         1,700,000       1,836,000
       Lamar Media Corp., senior sub. note, 7.25%, 1/01/13 .....................   United States         2,400,000       2,508,000
                                                                                                                     -------------
                                                                                                                         5,382,000
                                                                                                                     -------------


                                        Quarterly Statements of Investments | 53

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN STRATEGIC INCOME SECURITIES FUND                                      COUNTRY     PRINCIPAL AMOUNT(c)   VALUE
----------------------------------------------------------------------------------------------------------------------------------
       BONDS (CONT.)
       COMMUNICATIONS 4.5%
       Dobson Cellular Systems Inc., secured note, 144A, 9.875%,
         11/01/12 ..............................................................   United States    $    2,700,000   $   2,767,500
       Inmarsat Finance PLC, senior note, 7.625%, 6/30/12 ......................   United Kingdom        2,500,000       2,500,000
       Intelsat Bermuda Ltd., senior note, 144A, 8.25%, 1/15/13 ................      Bermuda            1,500,000       1,522,500
       Intelsat Ltd., senior note, 6.50%, 11/01/13 .............................      Bermuda            1,400,000       1,130,500
       MCI Inc., senior note, 7.688%, 5/01/09 ..................................   United States         1,200,000       1,251,000
       MCI Inc., senior note, 8.735%, 5/01/14 ..................................   United States           712,000         784,980
       Millicom International Cellular SA, senior note, 144A, 10.00%,
         12/01/13 ..............................................................     Luxembourg          2,700,000       2,767,500
       Nextel Communications Inc., senior note, 7.375%, 8/01/15 ................   United States         3,200,000       3,396,000
       Qwest Communications International Inc., senior note, 144A, 7.50%,
         2/15/14 ...............................................................   United States         3,200,000       3,144,000
       Rogers Wireless Communications Inc., senior secured note, 7.25%,
         12/15/12 ..............................................................       Canada            2,800,000       2,870,000
       Time Warner Telecom Holdings Inc., senior note, 9.25%, 2/15/14 ..........   United States         1,800,000       1,737,000
       Time Warner Telecom Holdings Inc., senior note, 144A, 9.25%,
         2/15/14 ...............................................................   United States           600,000         579,000
       Verizon New York Inc., senior deb., A, 6.875%, 4/01/12 ..................   United States         3,100,000       3,383,758
                                                                                                                     -------------
                                                                                                                        27,833,738
                                                                                                                     -------------
       CONSUMER DURABLES 1.2%
       D.R. Horton Inc., senior note, 8.50%, 4/15/12 ...........................   United States         3,100,000       3,397,492
       Ford Motor Credit Co., 7.25%, 10/25/11 ..................................   United States         1,800,000       1,778,567
       William Lyon Homes Inc., senior note, 7.625%, 12/15/12 ..................   United States         2,600,000       2,444,000
                                                                                                                     -------------
                                                                                                                         7,620,059
                                                                                                                     -------------
       CONSUMER NON-DURABLES 1.4%
       Rayovac Corp., senior sub. note, 144A, 7.375%, 2/01/15 ..................   United States         3,000,000       2,887,500
       Smithfield Foods Inc., senior note, 7.00%, 8/01/11 ......................   United States         1,400,000       1,440,250
       Smithfield Foods Inc., senior note, 7.75%, 5/15/13 ......................   United States         1,500,000       1,597,500
       Tyson Foods Inc., senior note, 8.25%, 10/01/11 ..........................   United States         2,400,000       2,787,264
                                                                                                                     -------------
                                                                                                                         8,712,514
                                                                                                                     -------------
       CONSUMER SERVICES 10.3%
       Advanstar Communications Inc., senior secured note, 10.75%,
         8/15/10 ...............................................................   United States         2,200,000       2,458,500
       Boyd Gaming Corp., senior sub. note, 6.75%, 4/15/14 .....................   United States         2,500,000       2,481,250
       Cablevision Systems Corp., senior note, 144A, 8.00%, 4/15/12 ............   United States         1,500,000       1,548,750
       CanWest Media Inc., senior note, B, 7.625%, 4/15/13 .....................       Canada            1,700,000       1,802,000
       CanWest Media Inc., senior sub. note, 10.625%, 5/15/11 ..................       Canada              700,000         766,500
       Cendant Corp., senior note, 7.375%, 4/15/13 .............................   United States         2,400,000       2,715,411
    (d)Century Communications Corp., senior disc. note, B, zero cpn.,
         1/15/08 ...............................................................   United States           700,000         416,500
       Charter Communications Holdings II, senior note, 10.25%,
         9/15/10 ...............................................................   United States         2,400,000       2,460,000
       Charter Communications Holdings LLC, senior disc. note, 9.92%,
         4/01/11 ...............................................................   United States           700,000         540,750


54 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN STRATEGIC INCOME SECURITIES FUND                                      COUNTRY     PRINCIPAL AMOUNT(c)    VALUE
----------------------------------------------------------------------------------------------------------------------------------
       BONDS (CONT.)
       CONSUMER SERVICES (CONT.)
       Clear Channel Communications Inc., senior note, 5.75%, 1/15/13 ..........   United States    $    3,100,000    $  3,055,655
       Cox Communications Inc., 144A, 5.45%, 12/15/14 ..........................   United States         3,100,000       3,023,473
       CSC Holdings Inc., senior deb., 7.625%, 7/15/18 .........................   United States         2,100,000       2,194,500
       Dex Media East LLC, senior sub. note, B, 12.125%, 11/15/12 ..............   United States           668,000         794,920
       Dex Media West LLC, senior sub. note, 9.875%, 8/15/13 ...................   United States         2,300,000       2,576,000
       DIRECTV Holdings LLC, senior note, 8.375%, 3/15/13 ......................   United States         2,500,000       2,718,750
       EchoStar DBS Corp., senior note, 6.375%, 10/01/11 .......................   United States         2,900,000       2,856,500
       Emmis Operating Co., senior sub. note, 6.875%, 5/15/12 ..................   United States         2,500,000       2,462,500
       Harrah's Operating Co. Inc., senior note, 5.50%, 7/01/10 ................   United States         2,800,000       2,851,640
       Interactive Corp., 7.00%, 1/15/13 .......................................   United States         2,400,000       2,545,586
       Lighthouse International Co. SA, senior note, 144A, 8.00%,
          4/30/14 ..............................................................       Italy             2,400,000 EUR   3,153,883
       LIN Television Corp., senior sub. note, 6.50%, 5/15/13 ..................   United States         1,500,000       1,455,000
       LIN Television Corp., senior sub. note, 144A, 6.50%, 5/15/13 ............   United States         1,200,000       1,164,000
       Marquee Inc., senior note, 144A, 8.625%, 8/15/12 ........................   United States         1,800,000       1,926,000
       News America Inc., 144A, 5.30%, 12/15/14 ................................   United States         3,000,000       2,944,308
       Park Place Entertainment Corp., senior sub. note, 9.375%,
          2/15/07 ..............................................................   United States         2,000,000       2,132,500
       Pinnacle Entertainment Inc., senior sub. note, 8.75%, 10/01/13 ..........   United States         2,400,000       2,496,000
       Quebecor Media Inc., senior disc. note, zero cpn. to 7/15/06,
          13.75% thereafter, 7/15/11 ...........................................      Canada             1,900,000       1,871,500
       Royal Caribbean Cruises Ltd., senior deb., 7.25%, 3/15/18 ...............   United States         3,100,000       3,301,500
       Station Casinos Inc., senior note, 6.00%, 4/01/12 .......................   United States           800,000         798,000
       Station Casinos Inc., senior sub. note, 6.50%, 2/01/14 ..................   United States           700,000         698,250
       Station Casinos Inc., senior sub. note, 6.875%, 3/01/16 .................   United States         1,500,000       1,509,375
                                                                                                                      ------------
                                                                                                                        63,719,501
                                                                                                                      ------------
       ELECTRONIC TECHNOLOGY 1.6%
       Flextronics International Ltd., senior sub. note, 6.50%, 5/15/13 ........     Singapore             600,000         598,500
       Flextronics International Ltd., senior sub. note, 6.25%, 11/15/14 .......     Singapore           1,800,000       1,719,000
       L-3 Communications Corp., senior sub. note, 5.875%, 1/15/15 .............   United States         3,100,000       2,991,500
       Sanmina-SCI Corp., sub. note, 144A, 6.75%, 3/01/13 ......................   United States         1,500,000       1,413,750
       Xerox Corp., senior note, 7.125%, 6/15/10 ...............................   United States         2,900,000       3,012,375
                                                                                                                      ------------
                                                                                                                         9,735,125
                                                                                                                      ------------
       ENERGY MINERALS 1.8%
       Chesapeake Energy Corp., senior note, 144A, 6.375%, 6/15/15 .............   United States         3,300,000       3,275,250
       Markwest Energy Partners LP, senior note, 144A, 6.875%,
          11/01/14 .............................................................   United States         2,400,000       2,412,000
       Peabody Energy Corp., senior note, B, 6.875%, 3/15/13 ...................   United States         2,700,000       2,794,500
       Plains Exploration & Production Co., senior note, 7.125%,
          6/15/14 ..............................................................   United States         2,700,000       2,835,000
                                                                                                                      ------------
                                                                                                                        11,316,750
                                                                                                                      ------------
       FINANCE 0.5%
       JP Morgan Chase & Co., sub. note, 5.75%, 1/02/13 ........................   United States         3,100,000       3,226,468
                                                                                                                      ------------


                                        Quarterly Statements of Investments | 55

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN STRATEGIC INCOME SECURITIES FUND                                      COUNTRY     PRINCIPAL AMOUNT(c)   VALUE
----------------------------------------------------------------------------------------------------------------------------------
       BONDS (CONT.)
       HEALTH SERVICES 1.8%
       Davita Inc., senior sub. note, 144A, 7.25%, 3/15/15 .....................    United States   $    2,900,000   $   2,856,500
       Tenet Healthcare Corp., senior note, 6.375%, 12/01/11 ...................    United States        3,300,000       3,060,750
       United Surgical Partners International Inc., senior sub. note, 10.00%,
          12/15/11 .............................................................    United States        1,800,000       1,993,500
       Vanguard Health Holding Co. II LLC, senior sub. note, 9.00%,
          10/01/14 .............................................................    United States        2,800,000       2,961,000
                                                                                                                     -------------
                                                                                                                        10,871,750
                                                                                                                     -------------
       INDUSTRIAL SERVICES 1.7%
       Allied Waste North America Inc., senior secured note, 6.50%,
          11/15/10 .............................................................    United States        2,400,000       2,340,000
       Grant Prideco Escrow, senior note, 9.00%, 12/15/09 ......................    United States        2,700,000       2,929,500
       Hanover Equipment Trust 01, senior secured note, B, 8.75%,
          9/01/11 ..............................................................    United States        2,300,000       2,438,000
       URS Corp., senior note, 11.50%, 9/15/09 .................................    United States        2,200,000       2,519,000
                                                                                                                     -------------
                                                                                                                        10,226,500
                                                                                                                     -------------
       NON-ENERGY MINERALS 0.9%
       Glencore Funding LLC, 144A, 6.00%, 4/15/14 ..............................    United States        2,500,000       2,381,542
       Novelis Inc., senior note, 144A, 7.25%, 2/15/15 .........................       Canada            3,000,000       2,955,000
                                                                                                                     -------------
                                                                                                                         5,336,542
                                                                                                                     -------------
       PROCESS INDUSTRIES 4.7%
       Abitibi-Consolidated Inc., senior note, 8.375%, 4/01/15 .................       Canada            2,900,000       2,834,750
       BCP Crystal Holding U.S., senior sub. note, 144A, 9.625%,
          6/15/14 ..............................................................    United States        2,900,000       3,320,500
       Crown European Holdings SA, senior secured note, 10.875%,
          3/01/13 ..............................................................    United States        3,000,000       3,495,000
       Georgia-Pacific Corp., senior note, 9.375%, 2/01/13 .....................    United States        2,900,000       3,255,250
       JSG Funding PLC, senior sub. note, 144A, 7.75%, 4/01/15 .................       Ireland           2,700,000       2,524,500
       Lyondell Chemical Co., senior secured note, B, 9.875%, 5/01/07 ..........    United States          649,000         668,470
       Nalco Co., senior sub. note, 8.875%, 11/15/13 ...........................    United States        3,600,000       3,870,000
       Owens-Brockway Glass Container Inc., senior note, 144A, 6.75%,
          12/01/14 .............................................................    United States        2,600,000       2,561,000
       PQ Corp., senior sub. note, 144A, 7.50%, 2/15/13 ........................    United States        1,300,000       1,287,000
       Rhodia SA, senior note, 10.25%, 6/01/10 .................................       France            2,700,000       2,956,500
       Stone Container Corp., senior note, 8.375%, 7/01/12 .....................    United States        2,400,000       2,490,000
                                                                                                                     -------------
                                                                                                                        29,262,970
                                                                                                                     -------------
       PRODUCER MANUFACTURING 2.8%
       Case New Holland Inc., senior note, 144A, 9.25%, 8/01/11 ................    United States        3,100,000       3,317,000
       Cummins Inc., senior note, 9.50%, 12/01/10 ..............................    United States        1,900,000       2,104,250
       Invensys PLC, senior note, 144A, 9.875%, 3/15/11 ........................   United Kingdom        2,200,000       2,249,500
       Fimep SA, senior note, 10.50%, 2/15/13 ..................................       France            2,300,000       2,610,500
       Milacron Escrow Corp., senior secured note, 11.50%, 5/15/11 .............    United States        2,100,000       2,299,500


56 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN STRATEGIC INCOME SECURITIES FUND                                      COUNTRY     PRINCIPAL AMOUNT(c)  VALUE
----------------------------------------------------------------------------------------------------------------------------------
       BONDS (CONT.)
       PRODUCER MANUFACTURING (CONT.)
       Nortek Inc., senior sub. note, 8.50%, 9/01/14 ...........................   United States    $      800,000   $     776,000
       TRW Automotive Inc., senior note, 9.375%, 2/15/13 .......................   United States         3,600,000       3,888,000
                                                                                                                     -------------
                                                                                                                        17,244,750
                                                                                                                     -------------
       REAL ESTATE DEVELOPMENT 0.8%
       EOP Operating LP, 4.75%, 3/15/14 ........................................   United States         3,000,000       2,818,260
       Forest City Enterprises Inc., senior note, 7.625%, 6/01/15 ..............   United States         2,200,000       2,359,500
                                                                                                                     -------------
                                                                                                                         5,177,760
                                                                                                                     -------------
       REAL ESTATE INVESTMENT TRUSTS 0.6%
       Host Marriott LP, senior note, 9.25%, 10/01/07 ..........................   United States         2,500,000       2,687,500
       Host Marriott LP, senior note, 7.00%, 8/15/12 ...........................   United States           800,000         796,000
                                                                                                                     -------------
                                                                                                                         3,483,500
                                                                                                                     -------------
       RETAIL TRADE 0.6%
       Leslie's Poolmart, senior note, 144A, 7.75%, 2/01/13 ....................   United States         1,400,000       1,421,000
       Rite Aid Corp., senior note, 9.25%, 6/01/13 .............................   United States         2,500,000       2,500,000
                                                                                                                     -------------
                                                                                                                         3,921,000
                                                                                                                     -------------
       TECHNOLOGY SERVICES 0.4%
       UGS Corp., senior sub. note, 144A, 10.00%, 6/01/12 ......................   United States         2,200,000       2,442,000
                                                                                                                     -------------
       TRANSPORTATION 0.9%
       CP Ships Ltd., senior note, 10.375%, 7/15/12 ............................      Canada             2,200,000       2,524,500
       Laidlaw International Inc., senior note, 10.75%, 6/15/11 ................   United States         2,400,000       2,730,000
                                                                                                                     -------------
                                                                                                                         5,254,500
                                                                                                                     -------------
       UTILITIES 4.9%
       Allegheny Energy Supply Co. LLC, 144A, 8.25%, 4/15/12 ...................   United States         3,000,000       3,195,000
       Calpine Corp., senior secured note, 144A, 8.50%, 7/15/10 ................   United States         3,600,000       2,844,000
       Centerpoint Energy Inc., senior note, 6.85%, 6/01/15 ....................   United States         1,900,000       2,078,640
       Centerpoint Energy Inc., senior note, B, 7.25%, 9/01/10 .................   United States         1,200,000       1,313,429
       Dynegy Holdings Inc., senior secured note, 144A, 10.125%,
          7/15/13 ..............................................................   United States         3,300,000       3,613,500
       El Paso Corp., senior note, 7.875%, 6/15/12 .............................   United States         1,500,000       1,500,000
       El Paso Natural Gas Co., senior note, A, 7.625%, 8/01/10 ................   United States         2,800,000       2,950,114
       Midwest Generation LLC, senior secured note, 8.75%, 5/01/34 .............   United States         2,000,000       2,240,000
       Pacific Gas & Electric Co., first mortgage, 4.20%, 3/01/11 ..............   United States         2,800,000       2,701,266
       Texas Genco LLC, senior note, 144A, 6.875%, 12/15/14 ....................   United States         2,400,000       2,418,000
       TXU Corp., 144A, 5.55%, 11/15/14 ........................................   United States         3,100,000       2,946,677
       Utilicorp United Inc., senior note, 9.95%, 2/01/11 ......................   United States         2,200,000       2,475,000
                                                                                                                     -------------
                                                                                                                        30,275,626
                                                                                                                     -------------
       TOTAL BONDS (COST $257,595,487)..........................................                                       261,043,053
                                                                                                                     -------------


                                        Quarterly Statements of Investments | 57

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN STRATEGIC INCOME SECURITIES FUND                                      COUNTRY     PRINCIPAL AMOUNT(c)    VALUE
----------------------------------------------------------------------------------------------------------------------------------
       CONVERTIBLE BONDS 0.4%
       ELECTRONIC TECHNOLOGY 0.4%
       Fairchild Semiconductor Corp., cvt., 5.00%, 11/01/08 ....................   United States    $    1,300,000   $   1,319,500
       Liberty Media Corp. into Motorola, cvt., senior deb., 3.50%,
          1/15/31 ..............................................................   United States         1,800,000       1,408,500
                                                                                                                     -------------
       TOTAL CONVERTIBLE BONDS (COST $2,630,666)................................                                         2,728,000
                                                                                                                     -------------
       ASSET-BACKED SECURITIES 1.1%
       Centex Home Equity Loan Trust, 1999-1, A4, 6.39%, 10/25/27 ..............   United States            45,983          46,061
       Chase Funding Mortgage Loan Asset-Backed Certificates, 2003-6,
          1A4, 4.499%, 8/25/30 .................................................   United States         2,200,000       2,179,031
       Countrywide Asset-Backed Certificates, 2004-7, AF4, 4.774%,
          8/25/32 ..............................................................   United States           440,000         433,083
       Green Tree Financial Corp., 1993-4, B1, 7.20%, 1/15/19 ..................   United States               734             734
       Keystone Owner Trust, 1997-P3, M2, 144A, 7.98%, 12/25/24 ................   United States            69,619          69,463
       Morgan Stanley Auto Loan Trust, 2003-HB1, D, 144A, 5.50%,
          4/15/11 ..............................................................   United States           482,263         477,761
       Residential Asset Securities Corp., 2002-KS8, A4, 4.58%,
          11/25/30 .............................................................   United States         1,000,000       1,003,453
       Residential Asset Securities Corp., 2004-KS1, AI4, 4.213%,
          4/25/32 ..............................................................   United States           500,000         495,054
       Residential Funding Mortgage Securities II, 2005-HI1, A4, 4.70%,
          8/25/34 ..............................................................   United States         1,000,000         981,328
       Wells Fargo Home Equity Trust, 2004-2, A15, 4.89%, 11/25/28 .............   United States         1,070,000       1,063,191
                                                                                                                     -------------
       TOTAL ASSET-BACKED SECURITIES (COST $6,782,145) .........................                                         6,749,159
                                                                                                                     -------------
       U.S. GOVERNMENT AND AGENCY SECURITIES 15.3%
       FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 5.2%
       FHLMC Gold 15 Year, 4.50%, 10/01/18 - 9/01/19 ...........................   United States         5,873,526       5,758,051
       FHLMC Gold 15 Year, 5.00%, 12/01/17 - 9/01/19 ...........................   United States         7,210,199       7,220,504
       FHLMC Gold 15 Year, 5.50%, 7/01/17 - 7/01/19 ............................   United States         1,878,868       1,919,550
       FHLMC Gold 15 Year, 6.00%, 5/01/17 ......................................   United States            74,360          76,867
       FHLMC Gold 15 Year, 6.50%, 5/01/16 ......................................   United States            37,610          39,350
    (b)FHLMC Gold 30 Year, 5.00%, 4/01/33 - 4/01/34 ............................   United States         5,228,518       5,120,151
    (b)FHLMC Gold 30 Year, 5.50%, 3/01/33 - 9/01/34 ............................   United States         5,926,324       5,951,958
       FHLMC Gold 30 Year, 6.00%, 4/01/33 - 8/01/34 ............................   United States         4,909,261       5,027,622
       FHLMC Gold 30 Year, 6.50%, 12/01/23 - 7/01/32 ...........................   United States           663,525         691,136
       FHLMC Gold 30 Year, 7.00%, 9/01/21 - 6/01/32 ............................   United States           407,101         429,710
       FHLMC Gold 30 Year, 7.50%, 3/01/30 - 7/01/31 ............................   United States            30,745          32,933
                                                                                                                     -------------
                                                                                                                        32,267,832
                                                                                                                     -------------
       FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 2.2%
       FNMA 15 Year, 4.50%, 6/01/19 - 3/01/20 ..................................   United States         1,151,133       1,126,424
       FNMA 15 Year, 5.00%, 10/01/17 - 6/01/18 .................................   United States         1,575,235       1,576,647
       FNMA 15 Year, 5.50%, 10/01/16 - 12/01/17 ................................   United States           161,488         164,783
       FNMA 15 Year, 6.00%, 4/01/16 - 7/01/16 ..................................   United States            77,053          79,642
       FNMA 15 Year, 7.00%, 5/01/12 ............................................   United States             9,749          10,219
       FNMA 30 Year, 5.00%, 4/01/34 - 5/01/34 ..................................   United States         1,262,723       1,236,484
       FNMA 30 Year, 5.50%, 8/01/33 - 12/01/34 .................................   United States         5,431,582       5,449,146


58 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN STRATEGIC INCOME SECURITIES FUND                                     COUNTRY      PRINCIPAL AMOUNT(c)   VALUE
----------------------------------------------------------------------------------------------------------------------------------
       U.S. GOVERNMENT AND AGENCY SECURITIES (CONT.)
       FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE (CONT.)
       FNMA 30 Year, 6.00%, 6/01/34 - 10/01/34 .................................   United States    $    2,832,707   $   2,897,052
       FNMA 30 Year, 6.50%, 6/01/28 - 9/01/32 ..................................   United States         1,237,997       1,288,695
       FNMA 30 Year, 7.00%, 2/01/29 - 1/01/32 ..................................   United States            45,928          48,501
       FNMA 30 Year, 7.50%, 9/01/31 ............................................   United States            99,700         106,690
                                                                                                                     -------------
                                                                                                                        13,984,283
                                                                                                                     -------------
       FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE 0.4%
       FNMA 30 Year, 4.65%, 12/01/34 ...........................................   United States         2,282,007       2,281,632
                                                                                                                     -------------
       GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 2.0%
       GNMA I SF, 5.00%, 11/15/33 - 7/15/34 ....................................   United States         3,276,205       3,237,091
       GNMA I SF, 5.50%, 12/15/32 - 9/15/34 ....................................   United States         4,132,889       4,176,043
       GNMA I SF, 6.00%, 1/15/33 ...............................................   United States           391,632         402,845
       GNMA I SF, 6.50%, 11/15/31 - 2/15/32 ....................................   United States            54,122          56,614
       GNMA I SF, 7.00%, 10/15/28 - 6/15/32 ....................................   United States           202,740         214,670
       GNMA I SF, 7.50%, 9/15/30 ...............................................   United States             7,128           7,649
       GNMA II SF, 5.00%, 9/15/33 - 11/20/33 ...................................   United States           873,189         861,588
       GNMA II SF, 6.00%, 11/20/34 .............................................   United States         1,347,820       1,384,030
       GNMA II SF, 6.50%, 4/15/31 - 2/20/34 ....................................   United States           790,684         824,955
       GNMA II SF, 7.00%, 2/20/33 ..............................................   United States           936,449         986,647
       GNMA II SF, 7.50%, 1/20/28 - 4/20/32 ....................................   United States           218,306         233,355
                                                                                                                     -------------
                                                                                                                        12,385,487
                                                                                                                     -------------
       OTHER U.S. GOVERNMENT AND AGENCIES SECURITIES 5.5%
       FNMA, 4.25%, 5/15/09 ....................................................   United States           260,000         258,681
       FNMA, 4.375%, 3/15/13 ...................................................   United States         1,600,000       1,561,344
       FNMA, 5.00%, 1/15/07 ....................................................   United States           900,000         916,718
       FNMA, 5.25%, 6/15/06 ....................................................   United States           250,000         257,886
       FNMA, 5.25%, 1/15/09 ....................................................   United States           900,000         915,257
       FNMA, 6.00%, 12/15/06 ...................................................   United States           500,000         508,568
       FNMA, 6.00%, 5/15/11 ....................................................   United States           500,000         535,995
       FNMA, 6.625%, 11/15/10 ..................................................   United States           350,000         385,327
       FHLMC, 2.375%, 4/15/06 ..................................................   United States           300,000         291,661
       FHLMC, 2.375%, 2/15/07 ..................................................   United States         1,700,000       1,677,169
       FHLMC, 4.875%, 1/15/13 ..................................................   United States           580,000         571,180
       FHLMC, 5.50%, 9/15/11 ...................................................   United States           300,000         314,307
       FHLMC, 7.00%, 3/15/10 ...................................................   United States           300,000         333,005
       U.S. Treasury Bond, 4.875%, 2/15/12 .....................................   United States         2,000,000       2,065,860
       U.S. Treasury Bond, 6.125%, 11/15/27 ....................................   United States           150,000         175,365
       U.S. Treasury Note, 1.625%, 10/31/05 ....................................   United States           700,000         694,012
       U.S. Treasury Note, 2.00%, 5/15/06 ......................................   United States         1,000,000         983,751
       U.S. Treasury Note, 3.00%, 12/31/06 .....................................   United States         1,430,000       1,412,294
       U.S. Treasury Note, 3.00%, 11/15/07 .....................................   United States         1,500,000       1,467,891
       U.S. Treasury Note, 3.125%, 5/15/07 .....................................   United States         2,500,000       2,465,528
       U.S. Treasury Note, 3.125%, 9/15/08 .....................................   United States         1,500,000       1,456,877
       U.S. Treasury Note, 3.25%, 1/15/09 ......................................   United States         4,900,000       4,762,957
       U.S. Treasury Note, 3.375%, 10/15/09 ....................................   United States           340,000         329,295


                                        Quarterly Statements of Investments | 59

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN STRATEGIC INCOME SECURITIES FUND                                      COUNTRY     PRINCIPAL AMOUNT(c)   VALUE
----------------------------------------------------------------------------------------------------------------------------------
       U.S. GOVERNMENT AND AGENCY SECURITIES (CONT.)
       OTHER U.S. GOVERNMENT AND AGENCIES SECURITIES (CONT.)
       U.S. Treasury Note, 3.50%, 12/15/09 .....................................   United States   $    2,500,000     $  2,429,200
       U.S. Treasury Note, 4.00%, 11/15/12 .....................................   United States          150,000          146,484
       U.S. Treasury Note, 4.375%, 8/15/12 .....................................   United States        3,170,000        3,178,423
       U.S. Treasury Note, 4.75%, 5/15/14 ......................................   United States        1,000,000        1,019,063
       U.S. Treasury Note, 5.00%, 8/15/11 ......................................   United States        1,900,000        1,974,516
       U.S. Treasury Note, 5.625%, 5/15/08 .....................................   United States          600,000          629,039
                                                                                                                      ------------
                                                                                                                        33,717,653
                                                                                                                      ------------
       TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $95,523,594)...........                                        94,636,887
                                                                                                                      ------------
       FOREIGN GOVERNMENT AND AGENCY SECURITIES 32.6%
    (a)Republic of Argentina, FRN, 3.01%, 8/03/12 ..............................     Argentina         11,082,000        9,379,583
       New South Wales Treasury Corp., 6.50%, 5/01/06 ..........................     Australia          2,583,000 AUD    2,010,406
       New South Wales Treasury Corp., 8.00%, 3/01/08 ..........................     Australia          2,501,000 AUD    2,041,067
       New South Wales Treasury Corp., 6.00%, 5/01/12 ..........................     Australia          1,570,000 AUD    1,218,934
       Queensland Treasury Corp., 6.00%, 7/14/09 ...............................     Australia          3,820,000 AUD    2,971,809
       Queensland Treasury Corp., 6.00%, 8/14/13 ...............................     Australia          1,220,000 AUD      952,017
       Queensland Treasury Corp., 6.00%, 10/14/15 ..............................     Australia          1,280,000 AUD      994,077
       Republic of Austria, 4.00%, 7/15/09 .....................................      Austria           1,010,000 EUR    1,363,512
       Republic of Austria, 5.00%, 7/15/12 .....................................      Austria              40,000 EUR       57,193
       Republic of Austria, 4.65%, 1/15/18 .....................................      Austria             500,000 EUR      702,138
       Kingdom of Belgium, 4.75%, 9/28/06 ......................................      Belgium             420,000 EUR      563,115
       Kingdom of Belgium, 5.00%, 9/28/12 ......................................      Belgium             790,000 EUR    1,130,217
    (a)Republic of Brazil, FRN, 3.125%, 4/15/12 ................................      Brazil              202,943          190,893
    (a)Republic of Brazil, FRN, 3.125%, 4/15/12 ................................      Brazil            3,220,614        3,042,408
       Government of Canada, 3.00%, 6/01/06 ....................................      Canada            7,660,000 CAD    6,334,661
       Government of Canada, 3.25%, 12/01/06 ...................................      Canada            5,160,000 CAD    4,273,399
       Government of Canada, 5.25%, 6/01/12 ....................................      Canada              160,000 CAD      141,110
       Kingdom of Denmark, 5.00%, 8/15/05 ......................................      Denmark           1,729,000 DKK      303,771
       Kingdom of Denmark, 3.00%, 11/15/06 .....................................      Denmark           4,400,000 DKK      772,278
       Kingdom of Denmark, 6.00%, 11/15/09 .....................................      Denmark           2,390,000 DKK      468,802
       Kingdom of Denmark, 5.00%, 11/15/13 .....................................      Denmark           5,890,000 DKK    1,135,095
       Government of Finland, 5.00%, 7/04/07 ...................................      Finland             610,000 EUR      832,844
       Government of Finland, 5.75%, 2/23/11 ...................................      Finland              50,000 EUR       73,622
       Government of France, 3.00%, 7/12/08 ....................................      France            1,000,000 EUR    1,306,014
       Government of France, 4.00%, 10/25/09 ...................................      France              943,000 EUR    1,275,057
       Federal Republic of Germany, 3.75%, 1/04/09 .............................      Germany           1,070,000 EUR    1,431,628
       Hellenic Republic, 4.65%, 4/19/07 .......................................      Greece              190,000 EUR      256,382
       Hellenic Republic, 6.50%, 10/22/19 ......................................      Greece              300,000 EUR      492,566
       Government of Hungary, 8.50%, 10/12/05 ..................................      Hungary         483,800,000 HUF    2,544,925
       Indonesia Recapital Bond, 14.00%, 6/15/09 ...............................     Indonesia      5,750,000,000 IDR      682,314
       Indonesia Recapital Bond, 13.15%, 3/15/10 ...............................     Indonesia     13,925,000,000 IDR    1,614,283
       Indonesia Recapital Bond, 14.25%, 6/15/13 ...............................     Indonesia     25,580,000,000 IDR    3,149,223
       Indonesia Recapital Bond, 14.275%, 12/15/13 .............................     Indonesia     22,437,000,000 IDR    2,794,261
       Government of Indonesia, 11.00%, 10/15/14 ...............................     Indonesia      1,800,000,000 IDR      191,638
       Government of Italy, 4.50%, 5/01/09 .....................................       Italy              160,000 EUR      219,851


60 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN STRATEGIC INCOME SECURITIES FUND                                      COUNTRY     PRINCIPAL AMOUNT(c)   VALUE
----------------------------------------------------------------------------------------------------------------------------------
       FOREIGN GOVERNMENT AND AGENCY SECURITIES (CONT.)
       Government of Italy, 5.50%, 11/01/10 ....................................        Italy              43,000 EUR $     62,343
       Government of Malaysia, 4.305%, 2/27/09 .................................      Malaysia         19,900,000 MYR    5,367,763
       Government of Malaysia, 4.032%, 9/15/09 .................................      Malaysia          8,500,000 MYR    2,270,732
       United Mexican States, 9.875%, 2/01/10 ..................................       Mexico           1,000,000        1,188,500
       United Mexican States, 8.375%, 1/14/11 ..................................       Mexico           4,040,000        4,600,550
    (a)United Mexican States, FRN, 3.33%, 1/13/09 ..............................       Mexico           1,480,000        1,497,464
       Government of Netherlands, 5.75%, 2/15/07 ...............................     Netherlands           90,000 EUR      123,573
       Government of Netherlands, 3.75%, 7/15/09 ...............................     Netherlands           80,000 EUR      107,058
       Government of Netherlands, 5.00%, 7/15/12 ...............................     Netherlands          250,000 EUR      357,502
       Government of Netherlands, 4.25%, 7/15/13 ...............................     Netherlands           90,000 EUR      122,896
       Government of New Zealand, 6.50%, 2/15/06 ...............................     New Zealand        1,570,000 NZD    1,117,165
       Government of New Zealand, 8.00%, 11/15/06 ..............................     New Zealand        2,710,000 NZD    1,975,415
       Government of New Zealand, 7.00%, 7/15/09 ...............................     New Zealand        4,590,000 NZD    3,347,773
       Government of New Zealand, 6.00%, 11/15/11 ..............................     New Zealand        1,600,000 NZD    1,124,255
       Government of New Zealand, 6.50%, 4/15/13 ...............................     New Zealand        4,010,000 NZD    2,905,410
       Kingdom of Norway, 6.75%, 1/15/07 .......................................       Norway          53,925,000 NOK    9,113,235
    (e)Norwegian Treasury Bill, 6/15/05 ........................................       Norway           1,400,000 NOK      220,172
    (e)Norwegian Treasury Bill, 9/21/05 ........................................       Norway          16,600,000 NOK    2,596,627
       Republic of Panama, 8.875%, 9/30/27 .....................................       Panama              95,000          102,600
       Republic of Panama, 9.375%, 4/01/29 .....................................       Panama              75,000           85,717
       Republic of Peru, 9.125%, 1/15/08 .......................................        Peru               10,000           10,938
       Republic of Peru, 9.875%, 2/06/15 .......................................        Peru              410,000          476,625
       Republic of Peru, 5.00%, 3/07/17 ........................................        Peru            2,722,500        2,538,731
    (a)Republic of Peru, FRN, 5.00%, 3/07/17 ...................................        Peru              172,550          162,737
       Republic of Philippines, 9.875%, 3/16/10 ................................     Philippines          630,000          695,457
       Republic of Philippines, 9.00%, 2/15/13 .................................     Philippines        6,610,000        6,843,663
       Republic of Poland, 8.50%, 11/12/06 .....................................       Poland          11,400,000 PLN    3,774,017
       Republic of Poland, 8.50%, 5/12/07 ......................................       Poland           5,300,000 PLN    1,782,931
       Republic of Poland, 6.00%, 5/24/09 ......................................       Poland          26,370,000 PLN    8,508,687
       Republic of Poland, 6.25%, 10/24/15 .....................................       Poland           2,500,000 PLN      837,828
       Russian Federation, 144A, 12.75%, 6/24/28 ...............................       Russia             140,000          227,773
       Russian Federation, Reg S, 5.00% to 3/31/07, 7.50% thereafter,
          3/31/30 ..............................................................       Russia           7,375,000        7,563,062
       Republic of Slovakia, 4.80%, 4/14/09 ....................................   Slovak Republic     21,000,000 SKK      749,674
       Republic of Slovakia, 7.50%, 3/13/12 ....................................   Slovak Republic     59,000,000 SKK    2,454,852
    (e)Republic of Slovakia, Strip, 1/14/07 ....................................   Slovak Republic    177,800,000 SKK    5,681,472
       Korea Treasury Bond, 4.50%, 3/05/06 .....................................     South Korea    3,500,000,000 KRW    3,461,983
       Korea Treasury Bond, 4.50%, 9/03/06 .....................................     South Korea    1,000,000,000 KRW      991,367
       Korea Treasury Bond, 3.75, 9/10/07 ......................................     South Korea      300,000,000 KRW      293,816
       Korea Treasury Bond, 6.90%, 1/16/07 .....................................     South Korea    2,040,000,000 KRW    2,108,119
       Korea Treasury Bond, 4.75%, 3/12/08 .....................................     South Korea    8,200,000,000 KRW    8,245,501
       Korea Treasury Bond, 4.50%, 9/09/08 .....................................     South Korea      200,000,000 KRW      199,426
       Government of Spain, 10.15%, 1/31/06 ....................................        Spain              58,000 EUR       79,993
       Government of Spain, 4.80%, 10/31/06 ....................................        Spain             100,000 EUR      134,426
       Government of Spain, 6.00%, 1/31/08 .....................................        Spain             260,000 EUR      367,479
       Government of Spain, 5.15%, 7/30/09 .....................................        Spain             210,000 EUR      296,285
       Government of Spain, 5.00%, 7/30/12 .....................................        Spain             350,000 EUR      500,616


                                        Quarterly Statements of Investments | 61

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN STRATEGIC INCOME SECURITIES FUND                                      COUNTRY     PRINCIPAL AMOUNT(c)    VALUE
----------------------------------------------------------------------------------------------------------------------------------
       FOREIGN GOVERNMENT AND AGENCY SECURITIES (CONT.)
       Kingdom of Sweden, 3.50%, 4/20/06 .......................................       Sweden          11,250,000 SEK $  1,613,103
       Kingdom of Sweden, 8.00%, 8/15/07 .......................................       Sweden          21,100,000 SEK    3,355,361
       Kingdom of Sweden, 6.50%, 5/05/08 .......................................       Sweden           2,400,000 SEK      376,617
       Kingdom of Sweden, 5.00%, 1/28/09 .......................................       Sweden          13,685,000 SEK    2,077,550
       Kingdom of Sweden, 5.50%, 10/08/12 ......................................       Sweden          17,490,000 SEK    2,798,002
    (f)Kingdom of Sweden, Index Linked, 3.50%, 12/01/15 ........................       Sweden          16,000,000 SEK    2,847,251
    (e)Bank of Thailand Bond, 2/23/06 ..........................................      Thailand         50,900,000 THB    1,272,500
       Thailand Government Bond, 8.50%, 10/14/05 ...............................      Thailand        275,700,000 THB    7,280,996
       Thailand Government Bond, 8.00%, 12/08/06 ...............................      Thailand        146,050,000 THB    4,047,213
       Thailand Government Bond, 4.125%, 2/12/08 ...............................      Thailand         17,000,000 THB      445,687
       Thailand Government Bond, 8.50%, 12/08/08 ...............................      Thailand         14,000,000 THB      423,436
    (e)Thailand Treasury Bill, Strip, 3/09/06 ..................................      Thailand         14,100,000 THB      352,831
       Republic of Ukraine, 144A, 6.875%, 3/04/11 ..............................       Ukraine          1,730,000        1,774,115
       Republic of Ukraine, 144A, 7.65%, 6/11/13 ...............................       Ukraine          3,800,000        4,056,500
    (a)Republic of Ukraine, FRN, 6.365%, 8/05/09 ...............................       Ukraine          1,675,000        1,796,437
       Republic of Ukraine, Reg S, 6.875%, 3/04/11 .............................       Ukraine            390,000          399,945
       Republic of Ukraine, Reg S, 7.65%, 6/11/13 ..............................       Ukraine          2,150,000        2,303,187
       Republic of Venezuela, 10.75%, 9/19/13 ..................................      Venezuela           540,000          602,100
       Republic of Venezuela, 9.25%, 9/15/27 ...................................      Venezuela         1,377,000        1,373,902
    (a)Republic of Venezuela, FRN, 3.693%, 4/20/11 .............................      Venezuela         8,030,000        7,216,963
       Republic of Vietnam, 4.00%, 3/12/16 .....................................       Vietnam            717,391          679,546
                                                                                                                      ------------
       TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
         (COST $186,709,008)..................................................                                         201,278,543
                                                                                                                      ------------
       TOTAL LONG TERM INVESTMENTS (COST $588,518,901)........................                                         605,791,233
                                                                                                                      ------------


62 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN STRATEGIC INCOME SECURITIES FUND                                      COUNTRY           SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------------
       SHORT TERM INVESTMENT (COST $7,876,428) 1.3%
       MONEY FUND 1.3%
    (g)Franklin Institutional Fiduciary Trust Money Market Portfolio ...........   United States        7,876,428    $   7,876,428
                                                                                                                     -------------
       TOTAL INVESTMENTS (COST $596,395,329) 99.4%..............................                                       613,667,661
       OTHER ASSETS, LESS LIABILITIES 0.6%......................................                                         3,521,318
                                                                                                                     -------------
       NET ASSETS 100.0%........................................................                                     $ 617,188,979
                                                                                                                     =============

CURRENCY ABBREVIATIONS:
AUD - Australian Dollar
CAD - Canadian Dollar
DKK - Danish Krone
EUR - Euro
HUF - Hungarian Forint
IDR - Indonesian Rupiah
KRW - South Korean Won
MYR - Malaysian Ringgit
NOK - Norwegian Krone
NZD - New Zealand Dollar
PLN - Polish Zloty
SEK - Swedish Krona
SKK - Slovak Koruna
THB - Thai Baht

See Selected Portfolio Abbreviations on page 127.

(a)   The coupon shown represents the rate at period end.

(b) Security purchased on a when-issued, delayed delivery or to-be-announced basis.

(c)   The principal amount is stated in U.S. dollars unless otherwise indicated.

(d)   Defaulted security.

(e) A portion or all of the security is traded on a discount basis with no stated coupon rate.

(f) Redemption price at maturity is adjusted for changes in underlying inflation index.

(g) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 63

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64 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN U.S. GOVERNMENT FUND                                                               PRINCIPAL AMOUNT      VALUE
----------------------------------------------------------------------------------------------------------------------------------
       LONG TERM INVESTMENTS 96.6%
       MORTGAGE-BACKED SECURITIES 75.3%
       FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE 0.2%
       FHLMC, 4.21%, 2/01/19.....................................................................   $      658,401   $     676,639
       FHLMC, 4.35%, 2/01/22.....................................................................          582,368         599,550
                                                                                                                     -------------
                                                                                                                         1,276,189
                                                                                                                     -------------
       FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 11.7%
       FHLMC Gold 15 Year, 6.50%, 6/01/08-7/01/08................................................          343,024         354,546
       FHLMC Gold 30 Year, 5.00%, 9/01/33-4/01/34................................................       14,141,348      13,868,239
       FHLMC Gold 30 Year, 5.50%, 7/01/33-7/01/34................................................        7,352,410       7,381,918
       FHLMC Gold 30 Year, 5.50%, 11/01/34.......................................................       14,483,849      14,535,648
       FHLMC Gold 30 Year, 6.00%, 1/01/24-8/01/34................................................       18,004,257      18,447,191
       FHLMC Gold 30 Year, 6.50%, 11/01/23-7/01/32...............................................        5,669,123       5,906,145
       FHLMC Gold 30 Year, 7.00%, 4/01/24-10/01/32...............................................        3,482,543       3,677,152
       FHLMC Gold 30 Year, 7.50%, 11/01/22-5/01/24...............................................          273,348         294,112
       FHLMC Gold 30 Year, 8.00%, 7/01/21-5/01/22................................................          107,711         116,515
       FHLMC Gold 30 Year, 8.50%, 7/01/21-7/01/31................................................        5,115,988       5,588,185
       FHLMC PC 30 Year, 8.00%, 1/01/17 - 9/01/17................................................           33,445          36,128
       FHLMC PC 30 Year, 8.50%, 9/01/20..........................................................            7,440           8,100
                                                                                                                     -------------
                                                                                                                        70,213,879
                                                                                                                     -------------
       FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE 0.9%
       FNMA, 3.98%, 1/01/18......................................................................        2,833,225       2,902,830
       FNMA, 4.12%, 9/01/18......................................................................          936,519         959,906
       FNMA, 4.69%, 2/01/19......................................................................          510,880         517,492
       FNMA, 4.87%, 7/01/19......................................................................          887,461         894,828
       FNMA, 5.45%, 3/01/20......................................................................          285,652         293,468
                                                                                                                     -------------
                                                                                                                         5,568,524
                                                                                                                     -------------
       FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 11.1%
       FNMA 15 Year, 5.50%, 6/01/16-11/01/17.....................................................        3,457,304       3,527,853
       FNMA 15 Year, 6.00%, 8/01/17-9/01/17......................................................        3,866,741       3,996,759
       FNMA 30 Year, 5.00%, 3/01/34..............................................................        2,722,481       2,664,326
       FNMA 30 Year, 5.00%, 3/01/35..............................................................        9,800,980       9,590,771
       FNMA 30 Year, 5.50%, 3/01/33..............................................................        8,400,000       8,420,353
       FNMA 30 Year, 5.50%, 12/01/32-5/01/34.....................................................       26,566,286      26,654,854
       FNMA 30 Year, 6.00%, 1/01/24-12/01/24.....................................................        6,330,623       6,474,818
       FNMA 30 Year, 6.50%, 1/01/24-8/01/32......................................................        2,043,725       2,130,743
       FNMA 30 Year, 7.00%, 5/01/24-9/01/31......................................................          638,554         674,435
       FNMA 30 Year, 7.50%, 4/01/23-8/01/25......................................................          300,711         323,108
       FNMA 30 Year, 8.00%, 7/01/16-2/01/25......................................................          827,271         894,371
       FNMA 30 Year, 8.50%, 10/01/19-8/01/21.....................................................           31,913          34,837
       FNMA 30 Year, 9.00%, 10/01/26.............................................................        1,392,788       1,536,076
                                                                                                                     -------------
                                                                                                                        66,923,304
                                                                                                                     -------------


                                        Quarterly Statements of Investments | 65

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN U.S. GOVERNMENT FUND                                                               PRINCIPAL AMOUNT      VALUE
----------------------------------------------------------------------------------------------------------------------------------
       LONG TERM INVESTMENTS (CONT.)
       MORTGAGE-BACKED SECURITIES (CONT.)
       GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 51.4%
       GNMA PL, 30 Year, 7.25%, 5/15/22-8/15/22 .................................................   $      551,812   $     570,209
       GNMA I SF, 30 Year, 5.00%, 7/15/33-8/15/34 ...............................................       27,800,340      27,475,881
       GNMA I SF, 30 Year, 5.50%, 11/15/28-9/15/34 ..............................................       58,865,977      59,490,580
       GNMA I SF, 30 Year, 5.50%, 6/15/33 .......................................................        7,422,061       7,500,540
       GNMA I SF, 30 Year, 6.00%, 11/15/23-3/15/34 ..............................................       21,847,084      22,502,436
       GNMA I SF, 30 Year, 6.50%, 5/15/23-8/15/34 ...............................................       26,295,420      27,534,137
       GNMA I SF, 30 Year, 7.00%, 3/15/22-1/15/32 ...............................................        7,919,218       8,400,567
       GNMA I SF, 30 Year, 7.25%, 11/15/25 ......................................................           47,545          50,916
       GNMA I SF, 30 Year, 7.50%, 2/15/17-3/15/32 ...............................................        3,716,904       4,004,353
       GNMA I SF, 30 Year, 8.00%, 2/15/17-6/15/24 ...............................................        1,713,511       1,851,257
       GNMA I SF, 30 Year, 8.25%, 4/15/25 .......................................................          155,004         170,027
       GNMA I SF, 30 Year, 8.50%, 6/15/22-12/15/24 ..............................................          378,585         417,284
       GNMA I SF, 30 Year, 9.00%, 4/15/16 -7/15/20 ..............................................          277,498         303,967
       GNMA I SF, 30 Year, 9.50%, 7/15/16 -6/15/21 ..............................................          545,770         605,827
       GNMA I SF, 30 Year, 10.00%, 8/15/17-8/15/21 ..............................................          559,658         631,880
       GNMA II SF, 30 Year, 5.00%, 9/20/33 ......................................................       20,271,929      20,005,536
       GNMA II SF, 30 Year, 5.00%, 10/20/33-2/15/35 .............................................       13,624,736      13,439,048
       GNMA II SF, 30 Year, 5.50%, 5/20/34-1/20/35 ..............................................        6,854,535       6,915,202
       GNMA II SF, 30 Year, 5.50%, 6/20/34 ......................................................        7,433,522       7,500,853
       GNMA II SF, 30 Year, 5.50%, 11/20/34 .....................................................        7,051,979       7,115,855
       GNMA II SF, 30 Year, 5.50%, 12/20/34 .....................................................       17,534,705      17,693,531
       GNMA II SF, 30 Year, 5.50%, 2/20/35 ......................................................        9,973,160      10,063,972
       GNMA II SF, 30 Year, 6.00%, 11/20/23-11/20/34 ............................................        6,542,349       6,721,361
       GNMA II SF, 30 Year, 6.00%, 6/20/34 ......................................................       10,848,466      11,139,915
       GNMA II SF, 30 Year, 6.00%, 7/20/34 ......................................................        7,140,422       7,332,914
       GNMA II SF, 30 Year, 6.00%, 9/20/34 ......................................................       14,900,272      15,299,967
       GNMA II SF, 30 Year, 6.50%, 12/20/27-4/20/34 .............................................        9,602,393      10,020,629
       GNMA II SF, 30 Year, 7.00%, 8/20/29-11/20/32 .............................................       12,193,188      12,851,680
       GNMA II SF, 30 Year, 7.50%, 11/20/16-5/20/33 .............................................        1,571,506       1,686,478
       GNMA II SF, 30 Year, 8.00%, 7/20/16-8/20/26 ..............................................          134,652         144,702
       GNMA II SF, 30 Year, 9.50%, 4/20/25 ......................................................           22,786          25,415
                                                                                                                     -------------
                                                                                                                       309,466,919
                                                                                                                     -------------
       TOTAL MORTGAGE-BACKED SECURITIES (COST $451,077,097)......................................                      453,448,815
                                                                                                                     -------------
       U.S. GOVERNMENT AND AGENCY SECURITIES 21.3%
       FFCB, 4.45%, 8/27/10 .....................................................................       15,000,000      14,917,095
       FFCB, 4.50%, 7/09/07 .....................................................................       10,000,000      10,092,960
       FFCB, 4.88%, 5/15/07 .....................................................................        5,000,000       5,086,995
       FHLB, 2.25%, 5/15/06 .....................................................................       25,000,000      24,587,275
       FHLB, 2.625%, 5/15/07 ....................................................................       15,000,000      14,587,125
       FICO, Strip, Series 12, zero cpn., 3/07/16 ...............................................       15,000,000       8,689,155
       FICO, Strip, Series 16, zero cpn., 10/05/10 ..............................................        4,745,000       3,735,995
       HUD, 96-A, 7.625%, 8/01/14 ...............................................................        5,000,000       5,066,735


66 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN U.S. GOVERNMENT FUND                                                               PRINCIPAL AMOUNT     VALUE
----------------------------------------------------------------------------------------------------------------------------------
       LONG TERM INVESTMENTS (CONT.)
       U.S. GOVERNMENT AND AGENCY SECURITIES (CONT.)
       HUD, 96-A, 7.66%, 8/01/15.................................................................   $    5,000,000   $   5,067,080
       SBA, 4.85%, 6/25/19.......................................................................          717,170         728,644
       SBA, 5.13%, 3/25/18.......................................................................          998,314       1,028,693
       SBA, 6.00%, 9/01/18.......................................................................        4,856,229       5,037,107
       SBA, 6.45%, 12/01/15......................................................................        1,790,134       1,859,153
       SBA, 6.70%, 12/01/16......................................................................        1,954,119       2,045,048
       SBA, 6.85%, 7/01/17.......................................................................        1,879,333       1,978,648
       Tennessee Valley Authority, 5.88%, 4/01/36................................................       10,000,000      11,123,550
       Tennessee Valley Authority, Strip, zero cpn., 4/15/42.....................................        6,000,000       4,552,380
       U.S. Treasury Note, 4.75%, 5/15/14........................................................        8,000,000       8,152,504
                                                                                                                     -------------
       TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $126,511,448)...........................                      128,336,142
                                                                                                                     -------------
       TOTAL LONG TERM INVESTMENTS (COST $577,588,545)...........................................                      581,784,957
                                                                                                                     -------------
       SHORT TERM INVESTMENT (COST $17,498,700) 2.9%
       REPURCHASE AGREEMENT 2.9%
    (a)Joint Repurchase Agreement, 2.721%, 4/01/05 (Maturity Value $17,500,023) .................       17,498,700      17,498,700
         ABN AMRO Bank, N.V., New York Branch (Maturity Value $1,647,977)
         Banc of America Securities LLC (Maturity Value $1,647,977)
         Barclays Capital Inc. (Maturity Value $1,647,977)
         Bear, Stearns & Co. Inc. (Maturity Value $1,013,951)
         BNP Paribas Securities Corp. (Maturity Value $1,647,977)
         Deutsche Bank Securities Inc. (Maturity Value $1,013,951)
         Goldman, Sachs & Co. (Maturity Value $760,377)
         Greenwich Capital Markets Inc. (Maturity Value $1,647,977)
         Lehman Brothers Inc. (Maturity Value $1,527,928)
         Merrill Lynch Government Securities Inc. (Maturity Value $1,647,977)
         Morgan Stanley & Co. Inc. (Maturity Value $1,647,977)
         UBS Securities LLC (Maturity Value $1,647,977)
           Collateralized by (b)U.S. Government Agency Securities, 0.00 - 7.00%, 4/05/05 - 3/15/10;
             and (b)U.S. Treasury Bills, 6/30/05 - 9/22/05
                                                                                                                     -------------
       TOTAL INVESTMENTS (COST $595,087,245) 99.5%...............................................                      599,283,657
       OTHER ASSETS, LESS LIABILITIES 0.5%.......................................................                        2,998,014
                                                                                                                     -------------
       NET ASSETS 100.0%.........................................................................                    $ 602,281,671
                                                                                                                     =============

See Selected Portfolio Abbreviations on page 127.

(a) Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2005, all repurchase agreements had been entered into on that date.

(b) A portion or all of the security is traded on a discount basis with no stated coupon rate.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 67

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68 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN ZERO COUPON FUND - 2005                                                            PRINCIPAL AMOUNT      VALUE
----------------------------------------------------------------------------------------------------------------------------------
       U.S. GOVERNMENT AND AGENCY SECURITIES 89.3%
       FHLB, 2.50%, 3/15/06 .....................................................................   $    5,300,000   $   5,240,889
       FICO, 1, Strip, 5/11/05 ..................................................................        3,500,000       3,488,951
       FICO, 19, Strip, 12/06/05 ................................................................       10,000,000       9,767,750
       FICO, Strip, 10/06/05 ....................................................................       11,400,000      11,208,845
       FNMA, 0.00%, 11/04/05 ....................................................................        2,000,000       1,960,156
       FNMA, 1, Strip, 8/12/05 ..................................................................          875,000         864,182
       FNMA, 1, Strip, 2/01/06 ..................................................................        4,307,000       4,171,614
       FNMA, 1, Strip, 8/01/06 ..................................................................          530,000         501,493
       FNMA, Strip, 2/12/06 .....................................................................          250,000         241,686
       REFCO, Strip, 1/15/06 ....................................................................        6,500,000       6,333,691
       REFCO, Strip, 4/15/06 ....................................................................        3,000,000       2,895,765
       Tennessee Valley Authority, Strip, 4/15/05 ...............................................        2,260,000       2,257,437
       Tennessee Valley Authority, Strip, 10/15/05 ..............................................        1,000,000         981,949
       U.S. Treasury, Strip, 2/15/06 ............................................................       31,500,000      30,592,422
                                                                                                                     -------------
       TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $79,585,949)............................                       80,506,830
                                                                                                                     -------------
       SHORT TERM INVESTMENT (COST $9,761,963) 10.8%
       REPURCHASE AGREEMENT 10.8%
    (a)Joint Repurchase Agreement, 2.721%, 4/01/05 (Maturity Value $9,762,701)...................        9,761,963       9,761,963
         ABN AMRO Bank, N.V., New York Branch (Maturity Value $919,354)
         Banc of America Securities LLC (Maturity Value $919,354)
         Barclays Capital Inc. (Maturity Value $919,354)
         Bear, Stearns & Co. Inc. (Maturity Value $565,651)
         BNP Paribas Securities Corp. (Maturity Value $919,354)
         Deutsche Bank Securities Inc. (Maturity Value $565,651)
         Goldman, Sachs & Co. (Maturity Value $424,189)
         Greenwich Capital Markets Inc. (Maturity Value $919,354)
         Lehman Brothers Inc. (Maturity Value $852,378)
         Merrill Lynch Government Securities Inc. (Maturity Value $919,354)
         Morgan Stanley & Co. Inc. (Maturity Value $919,354)
         UBS Securities LLC (Maturity Value $919,354)
           Collateralized by (b)U.S. Government Agency Securities, 0.00 - 7.00%, 4/05/05 - 3/15/10;
             and (b)U.S. Treasury Bills, 6/30/05 - 9/22/05
                                                                                                                     -------------
       TOTAL INVESTMENTS (COST $89,347,912) 100.1%...............................................                       90,268,793
       OTHER ASSETS, LESS LIABILITIES (0.1)%.....................................................                          (53,389)
                                                                                                                     -------------
       NET ASSETS 100.0%.........................................................................                    $  90,215,404
                                                                                                                     =============

See Selected Portfolio Abbreviations on page 127.

(a) Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2005, all repurchase agreements had been entered into on that date.

(b) A portion or all of the security is traded on a discount basis with no stated coupon rate.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 69

                      This page intentionally left blank.


70 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN ZERO COUPON FUND - 2010                                                            PRINCIPAL AMOUNT     VALUE
----------------------------------------------------------------------------------------------------------------------------------
       LONG TERM INVESTMENTS 98.5%
       U.S. GOVERNMENT AND AGENCY SECURITIES 89.9%
       FHLMC, Strip, 7/15/10 ....................................................................   $   11,150,000   $   8,830,086
       FHLMC, Strip, 1/15/11 ....................................................................       10,629,000       8,183,862
       FICO, Strip, A, 8/08/10 ..................................................................        7,000,000       5,547,507
       FICO, Strip, 19, 6/06/10 .................................................................        9,800,000       7,819,547
       FNMA, Strip, 8/12/09 .....................................................................        1,975,000       1,627,145
       FNMA, Strip, 8/01/10 .....................................................................        8,250,000       6,367,862
       FNMA, Strip, 8/12/10 .....................................................................        1,230,000         971,229
       REFCO, Strip, 10/15/10 ...................................................................       10,000,000       7,963,320
       Tennessee Valley Authority, Strip, 1/01/10 ...............................................          412,000         326,148
       Tennessee Valley Authority, Strip, 4/15/10 ...............................................       12,000,000       9,584,628
       Tennessee Valley Authority, Strip, 10/15/10 ..............................................        1,320,000       1,032,735
       Tennessee Valley Authority, Strip, 1/15/11 ...............................................       10,669,000       8,200,407
       Tennessee Valley Authority, Strip, 10/15/11 ..............................................        7,295,000       5,368,361
       U.S. Treasury, Strip, 2/15/11 ............................................................       19,171,000      14,950,121
                                                                                                                     -------------
       TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $79,684,472)............................                       86,772,958
                                                                                                                     -------------
       OTHER SECURITIES - AAA RATED 8.6%
       International Bank for Reconstruction & Development, 2/15/11 .............................        1,392,000       1,048,769
       International Bank for Reconstruction & Development, 2/15/12 .............................        2,800,000       1,992,844
       International Bank for Reconstruction & Development, 2/15/13 .............................        3,287,000       2,207,786
       International Bank for Reconstruction & Development, 8/15/13 .............................        4,100,000       2,674,180
       International Bank for Reconstruction & Development, Series 2, 2/15/11 ...................          500,000         376,713
                                                                                                                     -------------
       TOTAL OTHER SECURITIES - AAA RATED (COST $7,184,393)......................................                        8,300,292
                                                                                                                     -------------
       TOTAL LONG TERM INVESTMENTS (COST $86,868,865)............................................                       95,073,250
                                                                                                                     -------------


                                        Quarterly Statements of Investments | 71

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       FRANKLIN ZERO COUPON FUND - 2010                                                            PRINCIPAL AMOUNT     VALUE
----------------------------------------------------------------------------------------------------------------------------------
       SHORT TERM INVESTMENT (COST $1,554,781) 1.6%
       REPURCHASE AGREEMENT 1.6%
    (a)Joint Repurchase Agreement, 2.721%, 4/01/05 (Maturity Value $1,554,899) ..................   $    1,554,781   $   1,554,781
         ABN AMRO Bank, N.V., New York Branch (Maturity Value $146,425)
         Banc of America Securities LLC (Maturity Value $146,425)
         Barclays Capital Inc. (Maturity Value $146,425)
         Bear, Stearns & Co. Inc. (Maturity Value $90,090)
         BNP Paribas Securities Corp. (Maturity Value $146,425)
         Deutsche Bank Securities Inc. (Maturity Value $90,090)
         Goldman, Sachs & Co. (Maturity Value $67,560)
         Greenwich Capital Markets Inc. (Maturity Value $146,425)
         Lehman Brothers Inc. (Maturity Value $135,759)
         Merrill Lynch Government Securities Inc. (Maturity Value $146,425)
         Morgan Stanley & Co. Inc. (Maturity Value $146,425)
         UBS Securities LLC (Maturity Value $146,425)
           Collateralized by (b)U.S. Government Agency Securities, 0.00 - 7.00%, 4/05/05 - 3/15/10;
             and (b)U.S. Treasury Bills, 6/30/05 - 9/22/05
                                                                                                                     -------------
       TOTAL INVESTMENTS (COST $88,423,646) 100.1%...............................................                       96,628,031
       OTHER ASSETS, LESS LIABILITIES (0.1)%.....................................................                          (70,049)
                                                                                                                     -------------
       NET ASSETS 100.0%.........................................................................                    $  96,557,982
                                                                                                                     =============

See Selected Portfolio Abbreviations on page 127.

(a) Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2005, all repurchase agreements had been entered into on that date.

(b) A portion or all of the security is traded on a discount basis with no stated coupon rate.


72 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   SHARES/WARRANTS/
       MUTUAL DISCOVERY SECURITIES FUND                                               COUNTRY         CONTRACTS          VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS AND OTHER EQUITY INTERESTS 94.6%
       AEROSPACE & DEFENSE 0.3%
       Northrop Grumman Corp. ..................................................   United States            25,000   $   1,349,500
       United Defense Industries Inc. ..........................................   United States             5,100         374,442
                                                                                                                     -------------
                                                                                                                         1,723,942
                                                                                                                     -------------
       AIRLINES 0.5%
    (a)Ace Aviation Holdings Inc. ..............................................       Canada              107,129       3,357,054
(a),(b)Air Canada Inc., Contingent Distribution ................................       Canada           15,269,146              --
                                                                                                                     -------------
                                                                                                                         3,357,054
                                                                                                                     -------------
       AUTOMOBILES 0.2%
       Hero Honda Motors Ltd. ..................................................       India                90,500       1,135,835
                                                                                                                     -------------
       BEVERAGES 4.7%
       Brown-Forman Corp., A ...................................................   United States             7,400         407,370
       Brown-Forman Corp., B ...................................................   United States            21,560       1,180,410
       Carlsberg AS, A .........................................................      Denmark                7,100         329,193
       Carlsberg AS, B .........................................................      Denmark              236,075      11,705,485
       Coca-Cola Enterprises Inc. ..............................................   United States            72,700       1,491,804
       Diageo PLC ..............................................................   United Kingdom          526,840       7,427,714
       Fomento Economico Mexicano SA de CV (Femsa), ADR ........................       Mexico               60,300       3,229,065
       Heineken Holding NV, A ..................................................    Netherlands            121,262       3,745,866
                                                                                                                     -------------
                                                                                                                        29,516,907
                                                                                                                     -------------
       CAPITAL MARKETS 0.3%
       Leucadia National Corp. .................................................   United States            52,170       1,792,039
                                                                                                                     -------------
       CHEMICALS 2.5%
       Givaudan AG .............................................................    Switzerland              7,750       4,975,757
       Linde AG ................................................................      Germany               53,800       3,694,160
    (a)MG Technologies AG ......................................................      Germany              137,800       1,764,857
       Solvay SA ...............................................................      Belgium               43,070       5,133,695
                                                                                                                     -------------
                                                                                                                        15,568,469
                                                                                                                     -------------
       COMMERCIAL BANKS 3.4%
       Allied Irish Banks PLC ..................................................      Ireland              445,000       9,304,603
       Bank of Ireland .........................................................      Ireland              273,870       4,327,645
       BNP Paribas SA ..........................................................       France               46,200       3,272,922
    (a)Cerberus NCB Acquisition LP Ltd., wts., 8/29/13 .........................       Japan               671,524         671,524
       Danske Bank .............................................................      Denmark              101,550       2,946,051
(a),(c)Elephant Capital Holdings Ltd. ..........................................       Japan                   755       1,003,996
                                                                                                                     -------------
                                                                                                                        21,526,741
                                                                                                                     -------------
       COMMERCIAL SERVICES & SUPPLIES 0.3%
    (a)Comdisco Holding Co., Inc. ..............................................   United States                16             292
    (b)Comdisco, Contingent Distribution .......................................   United States         2,066,357              --
       Fursys Inc. .............................................................    South Korea             32,640         474,764


                                        Quarterly Statements of Investments | 73

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   SHARES/WARRANTS/
           MUTUAL DISCOVERY SECURITIES FUND                                           COUNTRY         CONTRACTS          VALUE
----------------------------------------------------------------------------------------------------------------------------------
           COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
           COMMERCIAL SERVICES & SUPPLIES (CONT.)
           Republic Services Inc. ..............................................   United States            37,600   $   1,258,848
    (a),(b)Safety Kleen Corp., Contingent Distribution .........................   United States            31,000              --
                                                                                                                     -------------
                                                                                                                         1,733,904
                                                                                                                     -------------
           COMPUTERS & PERIPHERALS 0.0%
        (a)DecisionOne Corp. ...................................................   United States             5,288              --
                                                                                                                     -------------
           CONSTRUCTION MATERIALS 0.5%
           Ciments Francais SA .................................................       France               22,650       2,181,527
           Hanil Cement Manufacturing Co. Ltd. .................................    South Korea             12,180         725,413
                                                                                                                     -------------
                                                                                                                         2,906,940
                                                                                                                     -------------
           CONTAINERS & PACKAGING 0.7%
           Temple-Inland Inc. ..................................................   United States            64,200       4,657,710
                                                                                                                     -------------
           DISTRIBUTORS 0.3%
           Compania de Distribucion Integral Logista SA ........................       Spain                30,900       1,597,413
                                                                                                                     -------------
           DIVERSIFIED FINANCIAL SERVICES 9.4%
           Brascan Corp., A ....................................................       Canada              139,050       5,254,111
           Euronext ............................................................    Netherlands            145,300       5,170,249
           Fortis Group NV .....................................................      Belgium              320,400       9,141,470
           Guinness Peat Group PLC .............................................    New Zealand          1,656,369       2,450,948
           Irish Life & Permanent PLC ..........................................      Ireland              185,900       3,294,211
           Jardine Matheson Holdings Ltd. ......................................     Hong Kong             416,100       7,240,140
           Jardine Strategic Holdings Ltd. .....................................     Hong Kong             937,700       9,377,000
           London Stock Exchange PLC ...........................................   United Kingdom           45,200         387,608
        (b)Marconi Corp., Contingent Distribution ..............................   United Kingdom        1,739,100              --
           Pargesa Holdings SA .................................................    Switzerland              1,147       4,362,857
           Remgro Ltd. .........................................................    South Africa           805,113      12,094,650
           Spinrite Income Fund, 144A ..........................................       Canada               25,700         217,806
                                                                                                                     -------------
                                                                                                                        58,991,050
                                                                                                                     -------------
           DIVERSIFIED TELECOMMUNICATION SERVICES 2.8%
(a),(c),(d)AboveNet Inc. .......................................................   United States            16,706         400,332
(a),(b),(d)AboveNet Inc., Contingent Distribution ..............................   United States         2,312,000              --
(a),(c),(d)AboveNet Inc., wts., 9/08/08 ........................................   United States               550           4,400
(a),(c),(d)AboveNet Inc., wts., 9/08/10 ........................................   United States               647           3,106
           BCE Inc. ............................................................       Canada               73,800       1,845,839
        (a)Belgacom SA .........................................................      Belgium               45,400       1,877,371
           Chunghwa Telecom Co. Ltd., ADR ......................................       Taiwan              104,845       2,221,665
        (b)Global Crossing Holdings Ltd., Contingent Distribution ..............   United States         2,236,777           2,796
           Koninklijke KPN NV ..................................................    Netherlands            174,400       1,559,908
           MCI Inc. ............................................................   United States            45,234       1,127,231
        (a)NTL Inc. ............................................................   United Kingdom           83,631       5,324,786


74 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   SHARES/WARRANTS/
       MUTUAL DISCOVERY SECURITIES FUND                                               COUNTRY         CONTRACTS          VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
       DIVERSIFIED TELECOMMUNICATION SERVICES (CONT.)
    (a)Sprint Corp., May 25.00 Calls, 5/21/05 ..................................   United States                86   $       2,580
(a),(b)Telewest Communications PLC, Contingent Distribution ....................   United Kingdom        2,541,312              --
(a),(b)Telewest Finance Ltd., Contingent Distribution ..........................   United Kingdom          274,000              --
    (a)Telewest Global Inc. ....................................................   United Kingdom          156,135       2,777,642
                                                                                                                     -------------
                                                                                                                        17,147,656
                                                                                                                     -------------
       ELECTRIC UTILITIES 0.2%
       E.ON AG .................................................................      Germany               11,450         981,093
                                                                                                                     -------------
       FOOD & STAPLES RETAILING 0.2%
    (a)Kroger Co. ..............................................................   United States            42,600         682,878
    (a)Neighborcare Inc. .......................................................   United States            21,500         628,875
                                                                                                                     -------------
                                                                                                                         1,311,753
                                                                                                                     -------------
       FOOD PRODUCTS 8.8%
       Cadbury Schweppes PLC ...................................................   United Kingdom          402,627       4,036,695
       CSM NV ..................................................................    Netherlands            112,100       3,446,861
       Farmer Brothers Co. .....................................................   United States            61,700       1,477,715
       General Mills Inc. ......................................................   United States            57,700       2,835,955
       Groupe Danone ...........................................................       France               61,450       6,113,695
       Lotte Confectionary Co. Ltd. ............................................    South Korea              2,812       1,909,673
       Nestle SA ...............................................................    Switzerland             66,060      18,072,341
       Orkla ASA ...............................................................       Norway              457,170      16,736,112
       Unilever NV .............................................................    Netherlands              3,857         262,490
                                                                                                                     -------------
                                                                                                                        54,891,537
                                                                                                                     -------------
       GAS UTILITIES 0.4%
       Tokyo Gas Co. Ltd. ......................................................       Japan               621,500       2,503,852
                                                                                                                     -------------
       HEALTH CARE EQUIPMENT & SUPPLIES 0.4%
       Guidant Corp. ...........................................................   United States            32,200       2,379,580
                                                                                                                     -------------
       HEALTH CARE PROVIDERS & SERVICES 0.5%
    (a)Accredo Health Inc. .....................................................   United States            18,100         803,821
(a),(d)Kindred Healthcare Inc. .................................................   United States            57,508       1,917,604
(a),(d)Kindred Healthcare Inc., Jan. 9.07 Calls, 1/01/13 .......................   United States                28             729
(a),(d)Kindred Healthcare Inc., Jan. 25.99 Calls, 1/01/14 ......................   United States                14             128
(a),(d)Kindred Healthcare Inc., Jan. 26.00 Calls, 1/01/12 ......................   United States                42             382
(a),(d)Kindred Healthcare Inc., Jul. 23.75 Calls, 7/17/11 ......................   United States               138           1,566
(a),(d)Kindred Healthcare Inc., wts., Series A, 4/20/06 ........................   United States             5,258         201,053
(a),(d)Kindred Healthcare Inc., wts., Series B, 4/20/06 ........................   United States            13,145         454,429
                                                                                                                     -------------
                                                                                                                         3,379,712
                                                                                                                     -------------


                                        Quarterly Statements of Investments | 75

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   SHARES/WARRANTS/
       MUTUAL DISCOVERY SECURITIES FUND                                               COUNTRY         CONTRACTS          VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
       HOTELS RESTAURANTS & LEISURE 0.1%
    (a)Caesars Entertainment Inc. ..............................................   United States             5,700   $     112,803
    (a)FHC Delaware Inc. .......................................................   United States            49,920         173,517
       Mandalay Resort Group ...................................................   United States             7,100         500,479
                                                                                                                     -------------
                                                                                                                           786,799
                                                                                                                     -------------
       HOUSEHOLD DURABLES 0.2%
       Hunter Douglas NV .......................................................    Netherlands             19,599         987,788
                                                                                                                     -------------
       HOUSEHOLD PRODUCTS 0.6%
       Amorepacific Corp. ......................................................    South Korea              9,800       2,340,442
       KAO Corp. ...............................................................       Japan                49,500       1,137,905
                                                                                                                     -------------
                                                                                                                         3,478,347
                                                                                                                     -------------
       INDUSTRIAL CONGLOMERATES 1.1%
       Siemens AG ..............................................................      Germany               63,700       5,026,274
       Swire Pacific Ltd., B ...................................................     Hong Kong           1,047,700       1,558,228
                                                                                                                     -------------
                                                                                                                         6,584,502
                                                                                                                     -------------
       INSURANCE 9.9%
    (a)Alleghany Corp. .........................................................   United States             3,760       1,041,442
    (a)Berkshire Hathaway Inc., A ..............................................   United States                45       3,915,000
    (a)Berkshire Hathaway Inc., B ..............................................   United States            11,170      31,901,520
       Catlin Group ............................................................   United Kingdom          495,500       3,392,264
       E-L Financial Corp. Ltd. ................................................       Canada                8,478       2,803,919
       Hartford Financial Services Group Inc. ..................................   United States            40,800       2,797,248
(a),(c)Imagine Group Holdings Ltd. .............................................      Bermuda              451,787       4,626,990
       IPC Holdings Ltd. .......................................................      Bermuda               15,500         608,840
       Montpelier Re Holdings Ltd. .............................................      Bermuda                4,857         170,724
       Old Republic International Corp. ........................................   United States           112,900       2,629,441
(a),(c)Olympus Re Holdings Ltd. ................................................      Bermuda                2,140         376,041
       Prudential Financial Inc. ...............................................   United States            24,900       1,429,260
       White Mountains Insurance Group Inc. ....................................   United States             9,696       5,900,016
                                                                                                                     -------------
                                                                                                                        61,592,705
                                                                                                                     -------------
       LEISURE EQUIPMENT & PRODUCTS 0.7%
       Agfa Gevaert NV .........................................................      Belgium               61,990       2,168,842
       Mattel Inc. .............................................................   United States            52,300       1,116,605
       Shimano Inc. ............................................................       Japan                31,100       1,044,111
                                                                                                                     -------------
                                                                                                                         4,329,558
                                                                                                                     -------------
       MACHINERY 1.3%
       Joy Global Inc. .........................................................   United States             1,623          56,902
       Schindler Holding AG ....................................................    Switzerland             19,900       7,369,754
       Schindler Holding AG, Reg D .............................................    Switzerland              4,100       1,559,522
                                                                                                                     -------------
                                                                                                                         8,986,178
                                                                                                                     -------------


76 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   SHARES/WARRANTS/
       MUTUAL DISCOVERY SECURITIES FUND                                               COUNTRY         CONTRACTS          VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
       MARINE 1.2%
       A P Moller - Maersk A/S .................................................      Denmark                  840   $   7,818,576
                                                                                                                     -------------
       MEDIA 5.6%
       Astral Media Inc., A ....................................................       Canada               70,900       1,987,861
       Clear Channel Communications Inc. .......................................   United States           106,300       3,664,161
    (a)Comcast Corp., A ........................................................   United States            14,800         494,320
       E.W. Scripps Co., A .....................................................   United States            26,300       1,282,125
       EchoStar Communications Corp., A ........................................   United States            64,300       1,880,775
       Hollinger International Inc. ............................................   United States            95,634         938,170
    (a)JC Decaux SA ............................................................       France               40,325       1,100,870
    (a)Liberty Media Corp., A ..................................................   United States           525,146       5,445,764
       News Corp. Ltd., A ......................................................   United States           262,800       4,446,576
       Omnicom Group Inc. ......................................................   United States            16,700       1,478,284
       Pearson PLC .............................................................   United Kingdom          227,800       2,776,841
       SES Global, FDR .........................................................     Luxembourg            381,600       4,887,298
    (a)TVMAX Holdings Inc. .....................................................   United States             8,935           8,935
       Viacom Inc., B ..........................................................   United States            40,600       1,414,098
       Washington Post Co., B ..................................................   United States             3,821       3,415,974
                                                                                                                     -------------
                                                                                                                        35,222,052
                                                                                                                     -------------
       METALS & MINING 7.4%
       Anglo American PLC ......................................................   United Kingdom          764,767      18,138,880
    (a)Apollo Gold Corp. .......................................................       Canada               65,400          30,282
       Barrick Gold Corp. ......................................................       Canada               27,800         666,088
       Freeport McMoran Copper & Gold Inc., B ..................................   United States            39,700       1,572,517
    (a)Gammon Lake Resources Inc. ..............................................       Canada              364,300       2,114,503
    (a)Glamis Gold Ltd. ........................................................       Canada               46,700         725,144
       Gold Fields Ltd. ........................................................    South Africa            16,900         196,227
       Goldcorp Inc. ...........................................................       Canada               34,024         484,393
       Harmony Gold Mining Co. Ltd., ADR .......................................    South Africa            39,400         307,320
       Hindalco Industries Inc. ................................................       India                55,900       1,655,753
       Impala Platinum Holdings Ltd. ...........................................    South Africa            34,700       2,917,578
(a),(c)International Steel Group ...............................................   United States           128,899       4,836,935
    (a)Kinross Gold Corp. ......................................................       Canada               49,400         300,619
    (a)LionOre Mining International Ltd. .......................................       Canada              398,600       2,241,085
       Newmont Mining Corp. ....................................................   United States           186,000       7,858,500
       Noranda Inc. ............................................................       Canada               85,300       1,714,534
       Placer Dome Inc. ........................................................       Canada               45,600         737,472
    (a)Randgold & Exploration Co. Ltd., ADR ....................................    South Africa            10,500          19,005
    (a)Wheaton River Minerals Ltd., wts., 5/30/07 ..............................       Canada               20,700          45,868
                                                                                                                     -------------
                                                                                                                        46,562,703
                                                                                                                     -------------


                                        Quarterly Statements of Investments | 77

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   SHARES/WARRANTS/
       MUTUAL DISCOVERY SECURITIES FUND                                               COUNTRY         CONTRACTS          VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
       MULTI-UTILITIES & UNREGULATED POWER 0.1%
       Northwestern Corp. ......................................................   United States            17,927   $     472,735
(a),(b)Northwestern Corp., Contingent Distribution .............................   United States           550,000          41,250
                                                                                                                     -------------
                                                                                                                           513,985
                                                                                                                     -------------
       MULTILINE RETAIL 0.2%
       May Department Stores Co. ...............................................   United States            36,300       1,343,826
                                                                                                                     -------------
       OIL & GAS 3.1%
    (a)Anchor Resources LLC ....................................................   United States             3,410              --
       Bharat Petroleum Corp. Ltd. .............................................       India                18,300         148,244
       BP PLC ..................................................................   United Kingdom          158,600       1,644,059
       BP PLC, ADR .............................................................   United Kingdom            9,000         561,600
       Canadian Oil Sands Trust ................................................       Canada               28,700       1,951,776
       Eni SpA .................................................................       Italy                67,710       1,758,074
    (a)Magnum Hunter Resources Inc. ............................................   United States            15,000         241,650
       Oil & Natural Gas Corp. Ltd. ............................................       India               101,500       2,051,497
       Statoil ASA .............................................................       Norway              240,600       4,100,230
       Suncor Energy Inc. ......................................................       Canada               74,700       3,009,741
       Total SA, B .............................................................       France               12,324       2,883,582
       Total SA, B, ADR ........................................................       France                9,670       1,133,614
                                                                                                                     -------------
                                                                                                                        19,484,067
                                                                                                                     -------------
       PAPER & FOREST PRODUCTS 3.0%
       Potlatch Corp. ..........................................................   United States           286,900      13,504,383
       Weyerhaeuser Co. ........................................................   United States            79,700       5,459,450
                                                                                                                     -------------
                                                                                                                        18,963,833
                                                                                                                     -------------
       PERSONAL PRODUCTS 0.2%
       Beiersdorf AG ...........................................................      Germany                3,543         396,678
       Gillette Co. ............................................................   United States            13,300         671,384
                                                                                                                     -------------
                                                                                                                         1,068,062
                                                                                                                     -------------
       PHARMACEUTICALS 2.2%
       Fujisawa Pharmaceutical Co. Ltd. ........................................       Japan               134,400       3,145,985
       Pfizer Inc. .............................................................   United States            42,300       1,111,221
       Sanofi-Aventis ..........................................................       France               53,293       4,493,875
       Takeda Pharmaceutical Co. Ltd. ..........................................       Japan                51,785       2,467,792
       Wyeth ...................................................................   United States            53,300       2,248,194
       Yamanouchi Pharmaceutical Co. Ltd. ......................................       Japan                 3,000         101,557
                                                                                                                     -------------
                                                                                                                        13,568,624
                                                                                                                     -------------
       REAL ESTATE 1.2%
    (a)Canary Wharf Group PLC ..................................................   United Kingdom          185,900       1,004,808
       iStar Financial Inc. ....................................................   United States           121,700       5,011,606
(a),(c)Security Capital European Realty ........................................     Luxembourg                570           3,562


78 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   SHARES/WARRANTS/
       MUTUAL DISCOVERY SECURITIES FUND                                               COUNTRY         CONTRACTS          VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
       REAL ESTATE (CONT.)
(a),(c)Torre Mayor Investments LP ..............................................       Mexico                   10   $     650,000
       Ventas Inc. .............................................................   United States            33,500         836,160
                                                                                                                     -------------
                                                                                                                         7,506,136
                                                                                                                     -------------
       ROAD & RAIL 1.1%
       CSX Corp. ...............................................................   United States            37,500       1,561,875
    (c)Florida East Coast Industries Inc. ......................................   United States           124,400       5,020,286
                                                                                                                     -------------
                                                                                                                         6,582,161
                                                                                                                     -------------
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.4%
       Samsung Electronics Co. Ltd. ............................................    South Korea              5,200       2,565,504
                                                                                                                     -------------
       SOFTWARE 0.2%
    (a)Veritas Software Corp. ..................................................   United States            56,800       1,318,896
                                                                                                                     -------------
       THRIFTS & MORTGAGE FINANCE 0.2%
       Hudson City Bancorp Inc. ................................................   United States            36,700       1,341,385
                                                                                                                     -------------
       TOBACCO 17.9%
       Altadis SA ..............................................................       Spain               439,723      17,983,823
       Altria Group Inc. .......................................................   United States            97,831       6,397,169
       British American Tobacco PLC ............................................   United Kingdom        1,610,201      28,392,220
       Gallaher Group PLC ......................................................   United Kingdom          574,600       8,198,798
       Imperial Tobacco Group PLC ..............................................   United Kingdom          672,817      17,661,876
       ITC Ltd. ................................................................       India               115,968       3,567,991
       Japan Tobacco Inc. ......................................................       Japan                   328       3,640,026
       KT & G Corp. ............................................................    South Korea            467,560      15,164,108
       KT & G Corp., GDR, 144A .................................................    South Korea            235,090       3,803,756
       Reynolds American Inc. ..................................................   United States            87,900       7,083,861
                                                                                                                     -------------
                                                                                                                       111,893,628
                                                                                                                     -------------
       WIRELESS TELECOMMUNICATION SERVICES 0.3%
    (a)Nextel Communications Inc., A ...........................................   United States            41,000       1,165,220
    (a)Vast Solutions Inc., B1 .................................................   United States             2,189              --
    (a)Vast Solutions Inc., B2 .................................................   United States             2,189              --
    (a)Vast Solutions Inc., B3 .................................................   United States             2,189              --
    (a)Western Wireless Corp., A ...............................................   United States            15,400         584,584
                                                                                                                     -------------
                                                                                                                         1,749,804
                                                                                                                     -------------
       TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
        (COST $473,952,782).....................................................                                       591,352,306
                                                                                                                     -------------
       PREFERRED STOCKS 0.2%
       DIVERSIFIED TELECOMMUNICATION SERVICES 0.0%(e)
       PTV Inc., 10.00%, A, pfd. ...............................................   United Kingdom            4,289          15,012
                                                                                                                     -------------


                                        Quarterly Statements of Investments | 79

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
           MUTUAL DISCOVERY SECURITIES FUND                                           COUNTRY      SHARES/WARRANTS       VALUE
----------------------------------------------------------------------------------------------------------------------------------
           PREFERRED STOCKS (CONT.)
           ELECTRIC UTILITIES 0.0%(e)
        (a)Montana Power Co., 8.45%, pfd. ......................................   United States             2,880   $      23,760
                                                                                                                     -------------
           FOOD PRODUCTS 0.0%(e)
           Unilever NV, pfd. ...................................................    Netherlands             43,200           5,600
                                                                                                                     -------------
           METALS & MINING 0.2%
(a),(c),(d)Esmark Inc., Series A, 10.00%, cvt., pfd. ...........................   United States             1,572       1,572,400
                                                                                                                     -------------
           TOTAL PREFERRED STOCKS (COST $1,625,807).............................                                         1,616,772
                                                                                                                     -------------

                                                                                                  -------------------
                                                                                                  PRINCIPAL AMOUNT(f)
                                                                                                  -------------------
           CORPORATE BONDS & NOTES 0.9%
           Ace Aviation Holdings Inc., cvt., 4.25%, 6/01/35 ....................       Canada              234,000 CAD     194,734
           Anchor Resources LLC, 12.00%, 12/17/06 ..............................   United States             1,595           1,595
        (g)Calpine Generating Co., 144A, FRN, 11.169%, 4/01/11 .................   United States           388,000         372,480
        (g)Eurotunnel PLC, FRN, 6.149%,
             12/31/18, Tier 2 ..................................................   United Kingdom          199,114 GBP     301,984
             12/31/25, Tier 3 ..................................................   United Kingdom        1,346,624 GBP     979,816
        (g)Eurotunnel SA, FRN,
             3.44%, 12/31/18, Tier 2 (LIBOR) ...................................       France               39,763 EUR      41,364
             3.44%, 12/31/25, Tier 3 (LIBOR) ...................................       France            1,476,585 EUR     736,924
             3.438%, 12/31/18, Tier 2 (PIBOR) ..................................       France               17,565 EUR      18,273
             3.438%, 12/31/25, Tier 3 (PIBOR) ..................................       France              331,700 EUR     165,543
        (g)Motor Coach Industries International Inc., FRN, 15.89%, 10/01/08.....   United States         1,916,264       1,916,264
        (c)Seton House Finance Ltd., zero cpn., 2/07/12 ........................   United Kingdom        2,553,000 EUR     843,907
           TVMAX Holdings Inc., PIK
             11.50%, 2/01/05 ...................................................   United States             9,848           9,848
             14.00%, 2/01/05 ...................................................   United States            35,117          35,117
                                                                                                                     -------------
           TOTAL CORPORATE BONDS & NOTES (COST $6,325,729)......................                                         5,617,849
                                                                                                                     -------------
           BONDS & NOTES IN REORGANIZATION 1.8%
        (h)Adelphia Communications Corp.,
             9.25%, 10/01/02 ...................................................   United States         2,490,000       2,110,275
             8.125%, 7/15/03 ...................................................   United States           219,000         183,960
             7.50%, 1/15/04 ....................................................   United States            80,000          65,600
             10.50%, 7/15/04 ...................................................   United States           124,000         111,600
             9.875%, 3/01/05 ...................................................   United States            85,000          73,525
             10.25%, 11/01/06 ..................................................   United States           329,000         287,875
             9.875%, 3/01/07 ...................................................   United States            12,000          10,260
             8.375%, 2/01/08 ...................................................   United States           235,000         199,750
             7.75%, 1/15/09 ....................................................   United States           580,000         487,200
             7.875%, 5/01/09 ...................................................   United States           141,000         117,030
             9.375%, 11/15/09 ..................................................   United States           352,000         315,040
             10.875%, 10/01/10 .................................................   United States           231,000         205,590
             10.25%, 6/15/11 ...................................................   United States           274,000         254,135
             senior note, B, 9.50%, 2/15/04 ....................................   United States            13,844          11,698
        (h)Aiken Cnty S C Indl Rev Beloit, 6.00%, 12/01/11 .....................   United States            20,000              --


80 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       MUTUAL DISCOVERY SECURITIES FUND                                               COUNTRY     PRINCIPAL AMOUNT(f)    VALUE
----------------------------------------------------------------------------------------------------------------------------------
       BONDS & NOTES IN REORGANIZATION (CONT.)
    (h)Armstrong Holdings Inc.,
         6.50%, 8/15/05 ........................................................   United States    $       79,000   $      53,720
         9.75%, 4/15/08 ........................................................   United States           146,000          99,280
         Revolver, 10/29/03 ....................................................   United States           171,450         117,872
         Trade Claim ...........................................................   United States           459,700         316,044
    (h)Century Communications Corp.,
         9.50%, 3/01/05 ........................................................   United States            42,000          43,680
         8.875%, 1/15/07 .......................................................   United States            22,000          22,660
         8.75%, 10/01/07 .......................................................   United States           119,000         119,595
         8.375%, 12/15/07 ......................................................   United States            20,000          20,300
         Series B, zero cpn., 1/15/08 ..........................................   United States           308,000         183,260
         zero cpn., 3/15/03 ....................................................   United States           353,000         322,995
    (h)DecisionOne Corp., Term Loan ............................................   United States           159,204          39,801
    (h)Mirant Corp.,
         Tranche C Revolver, 4/01/04 ...........................................   United States           313,706         227,045
         4 Year Revolver, 7/17/05 ..............................................   United States           197,717         159,162
         364 Day Revolver, 7/16/03 .............................................   United States           573,400         414,998
    (h)Owens Corning, Revolver, 6/26/02 ........................................   United States         1,932,381       2,077,310
    (h)Port Seattle Wash Rev Ref-Beloit Proj., 6.00%, 12/01/17 .................   United States            10,000              --
    (h)Safety Kleen Services, 9.25%, 6/01/08 ...................................   United States             3,000               1
    (h)Teco Panda,
         Bank Claim, 6/12/06 ...................................................   United States           126,760          79,859
         Bank Claim #2, 6/12/06 ................................................   United States           877,600         605,544
         Bank Claim #3, 5/30/06 ................................................   United States            32,003          32,003
         Project L/C Loan Facility, 6/12/06 ....................................   United States           113,320          78,191
    (h)Trump Atlantic,
         11.25%, 5/01/06 .......................................................   United States         1,397,000       1,376,045
         Series B, 11.25%, 5/01/06 .............................................   United States           419,000         412,715
         Series B, 144A, 11.25%, 5/01/06 .......................................   United States            25,000          24,625
                                                                                                                     -------------
       TOTAL BONDS & NOTES IN REORGANIZATION (COST $9,958,334)..................                                        11,260,243
                                                                                                                     -------------

                                                                                                  -------------------
                                                                                                        SHARES/
                                                                                                  PRINCIPAL AMOUNT(f)
                                                                                                  -------------------
       COMPANIES IN LIQUIDATION 0.0%(e)
    (a)United Cos. Financial Corp.,
         Bank Claim ............................................................   United States             4,727
         Revolver ..............................................................   United States         1,199,266
                                                                                                                     -------------
       TOTAL COMPANIES IN LIQUIDATION (COST $ --)...............................                                                --
                                                                                                                     -------------
       U.S. GOVERNMENT AGENCIES 4.0%
(i),(j)Federal Home Loan Bank, 4/20/05 - 12/19/05 ..............................   United States        23,500,000      23,180,748
    (i)U.S. Treasury Bill, 7/28/05 .............................................   United States         2,000,000       1,981,638
                                                                                                                     -------------
       TOTAL GOVERNMENT AGENCIES (COST $25,196,217).............................                                        25,162,386
                                                                                                                     -------------
       TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT
        (COST $517,058,869).....................................................                                       635,009,556
                                                                                                                     -------------


                                        Quarterly Statements of Investments | 81

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       MUTUAL DISCOVERY SECURITIES FUND                                               COUNTRY     PRINCIPAL AMOUNT(f)    VALUE
----------------------------------------------------------------------------------------------------------------------------------
       REPURCHASE AGREEMENT (COST $1,000,000) 0.2%
    (k)Merrill Lynch & Co. Inc., 2.82%, 4/01/05 (Maturity Value $1,000,078),
        Collateralized by U.S. Government Agency Securities, 4.21 - 5.82%,
         4/27/07 - 3/25/19......................................................   United States    $    1,000,000   $   1,000,000
                                                                                                                     -------------
       TOTAL INVESTMENTS (COST $518,058,869) 101.7%.............................                                       636,009,556
       OPTIONS WRITTEN 0.0%(e) .................................................                                            (6,450)
       SECURITIES SOLD SHORT (1.2)% ............................................                                        (8,022,881)
       NET UNREALIZED GAIN ON FORWARD EXCHANGE CONTRACTS 0.1% ..................                                           789,196
       OTHER ASSETS, LESS LIABILITIES (0.6)% ...................................                                        (3,570,527)
                                                                                                                     -------------
       NET ASSETS 100.0%........................................................                                     $ 625,198,894
                                                                                                                     =============

                                                                                                    --------------
                                                                                                      CONTRACTS
                                                                                                    --------------

       OPTIONS WRITTEN 0.0%(e)
       DIVERSIFIED TELECOMMUNICATION SERVICES 0.0%(e)
       Sprint Corp., May 22.50 Puts, 5/21/05 ...................................   United States                86   $       6,450
                                                                                                                     -------------
       TOTAL OPTIONS WRITTEN (PREMIUMS RECEIVED $5,103).........................                                             6,450
                                                                                                                     -------------

                                                                                                    --------------
                                                                                                        SHARES
                                                                                                    --------------

       SECURITIES SOLD SHORT 1.2%
       DIVERSIFIED FINANCIAL SERVICES 0.1%
       Nasdaq 100 ..............................................................   United States            16,000         584,480
                                                                                                                     -------------
       DIVERSIFIED TELECOMMUNICATION SERVICES 0.2%
       Alltel Corp. ............................................................   United States             7,980         437,703
       Sprint Corp. ............................................................   United States            41,300         939,575
                                                                                                                     -------------
                                                                                                                         1,377,278
                                                                                                                     -------------
       FOOD PRODUCTS 0.3%
       Kraft Foods Inc., A .....................................................   United States            64,580       2,134,369
                                                                                                                     -------------
       HEALTH CARE PROVIDERS & SERVICES 0.0%(e)
       Medco Health Solutions Inc. .............................................   United States             5,000         247,850
                                                                                                                     -------------
       HOTELS RESTAURANTS & LEISURE 0.0%(e)
       Harrah's Entertainment Inc. .............................................   United States             1,573         101,584
                                                                                                                     -------------
       HOUSEHOLD PRODUCTS 0.1%
       Procter & Gamble Co. ....................................................   United States            15,000         795,000
                                                                                                                     -------------
       MULTILINE RETAIL 0.1%
       Federated Department Stores Inc. ........................................   United States            11,200         712,768
                                                                                                                     -------------
       OIL & GAS 0.0%(e)
       Cimarex Energy Co. ......................................................   United States             6,000         234,000
                                                                                                                     -------------


82 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       MUTUAL DISCOVERY SECURITIES FUND                                               COUNTRY            SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------------
       SECURITIES SOLD SHORT (CONT.)
       PHARMACEUTICALS 0.2%
       Johnson & Johnson .......................................................   United States            14,500   $     973,820
                                                                                                                     -------------
       SOFTWARE 0.2%
       Symantec Corp. ..........................................................   United States            40,400         861,732
                                                                                                                     -------------
       TOTAL SECURITIES SOLD SHORT (PROCEEDS $7,929,646)........................                                     $   8,022,881
                                                                                                                     =============

CURRENCY ABBREVIATIONS:

CAD    -   Canadian Dollar
DKK    -   Danish Krone
EUR    -   Euro
GBP    -   British Pound

See Selected Portfolio Abbreviations on page 127.

(a)   Non-income producing.

(b) Contingent Distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

(c)   See Note 2 regarding restricted securities.

(d)   See Note 4 regarding other considerations.

(e)   Rounds to less than 0.05% of net assets.

(f)   The principal amount is stated in U.S. dollars unless otherwise indicated.

(g)   The coupon shown represents the rate at period end.

(h)   Defaulted securities.

(i) A portion or all of the security trades on a discount basis with no stated coupon rate.

(j) A portion or all of the security is segregated with broker for securities sold short.

(k) At March 31, 2005, all repurchase agreements had been entered into on that date.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 83

                       This page intentionally left blank.


84 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   SHARES/WARRANTS/
       MUTUAL SHARES SECURITIES FUND                                                  COUNTRY         CONTRACTS          VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS AND OTHER EQUITY INTERESTS 72.6%
       AEROSPACE & DEFENSE 0.5%
       Gencorp Inc. ............................................................   United States           207,200   $   4,144,000
    (a)Northrop Grumman Corp. ..................................................   United States           185,100       9,991,698
       United Defense Industries Inc. ..........................................   United States            23,100       1,696,002
                                                                                                                     -------------
                                                                                                                        15,831,700
                                                                                                                     -------------
       AIRLINES 0.6%
    (a)Ace Aviation Holdings Inc. ..............................................       Canada              579,194      18,149,946
(a),(b)Air Canada Inc., Contingent Distribution ................................       Canada           89,884,400              --
                                                                                                                     -------------
                                                                                                                        18,149,946
                                                                                                                     -------------
       BEVERAGES 2.2%
       Brown-Forman Corp., A ...................................................   United States             7,600         418,380
       Brown-Forman Corp., B ...................................................   United States            85,930       4,704,668
       Coca-Cola Enterprises Inc. ..............................................   United States           408,900       8,390,628
       Diageo PLC ..............................................................   United Kingdom        3,297,474      46,489,815
       Heineken Holding NV, A ..................................................    Netherlands            159,881       4,938,833
                                                                                                                     -------------
                                                                                                                        64,942,324
                                                                                                                     -------------
       CAPITAL MARKETS 0.8%
       Bear Stearns Cos. Inc. ..................................................   United States           137,120      13,698,288
       Leucadia National Corp. .................................................   United States           277,245       9,523,366
                                                                                                                     -------------
                                                                                                                        23,221,654
                                                                                                                     -------------
       COMMERCIAL BANKS 3.2%
       Allied Irish Banks PLC ..................................................      Ireland            1,892,200      39,564,427
       Bank of Ireland .........................................................      Ireland            1,105,984      17,476,563
       BNP Paribas SA ..........................................................       France              123,900       8,777,381
(a),(c)Centennial Bank Holdings Inc. ...........................................   United States           806,100       8,665,575
    (a)Cerberus NCB Acquisition LP Ltd., wts., 8/29/13 .........................       Japan             4,132,594       4,132,594
       Danske Bank .............................................................      Denmark              294,580       8,546,015
(a),(c)Elephant Capital Holdings Ltd. ..........................................       Japan                 4,653       6,188,139
                                                                                                                     -------------
                                                                                                                        93,350,694
                                                                                                                     -------------
       COMMERCIAL SERVICES & SUPPLIES 1.1%
    (a)Comdisco Holding Co., Inc. ..............................................   United States                67           1,223
    (b)Comdisco, Contingent Distribution .......................................   United States         8,175,255              --
       Republic Services Inc. ..................................................   United States           699,500      23,419,260
(a),(b)Safety Kleen Corp., Contingent Distribution .............................   United States            63,000              --
    (a)United Stationers Inc. ..................................................   United States           186,800       8,452,700
                                                                                                                     -------------
                                                                                                                        31,873,183
                                                                                                                     -------------
       COMPUTERS & PERIPHERALS 0.0%
    (a)DecisionOne Corp. .......................................................   United States            26,349              --
                                                                                                                     -------------


                                        Quarterly Statements of Investments | 85

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   SHARES/WARRANTS/
           MUTUAL SHARES SECURITIES FUND                                              COUNTRY         CONTRACTS          VALUE
----------------------------------------------------------------------------------------------------------------------------------
           COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
           CONSTRUCTION MATERIALS 0.2%
           Martin Marietta Materials Inc. ......................................   United States           129,600   $   7,247,232
                                                                                                                     -------------
           CONTAINERS & PACKAGING 0.8%
           Temple-Inland Inc. ..................................................   United States           324,300      23,527,965
                                                                                                                     -------------
           DIVERSIFIED FINANCIAL SERVICES 0.9%
           Brascan Corp., A ....................................................       Canada              670,950      25,352,362
           London Stock Exchange PLC ...........................................   United Kingdom          223,400       1,915,744
        (b)Marconi Corp., Contingent Distribution ..............................   United Kingdom        9,945,700              --
                                                                                                                     -------------
                                                                                                                        27,268,106
                                                                                                                     -------------
           DIVERSIFIED TELECOMMUNICATION SERVICES 2.2%
(a),(c),(d)AboveNet Inc. .......................................................   United States            56,216       1,347,127
(a),(b),(d)AboveNet Inc., Contingent Distribution ..............................   United States         8,697,000              --
(a),(c),(d)AboveNet Inc., wts., 9/08/08 ........................................   United States             2,231          17,848
(a),(c),(d)AboveNet Inc., wts., 9/08/10 ........................................   United States             2,625          12,600
           BCE Inc. ............................................................       Canada              350,100       8,756,480
        (b)Global Crossing Holdings Ltd., Contingent Distribution ..............   United States         9,005,048          11,256
           Koninklijke KPN NV ..................................................    Netherlands            726,800       6,500,810
           MCI Inc. ............................................................   United States           367,819       9,166,049
        (a)NTL Inc. ............................................................   United Kingdom          355,166      22,613,419
           Sprint Corp., May 25.00 Calls, 5/21/05 ..............................   United States               410          12,300
    (a),(b)Telewest Communications PLC, Contingent Distribution ................   United Kingdom       14,051,600              --
    (a),(b)Telewest Finance Ltd., Contingent Distribution ......................   United Kingdom        1,475,000              --
        (a)Telewest Global Inc. ................................................   United Kingdom          863,016      15,353,055
                                                                                                                     -------------
                                                                                                                        63,790,944
                                                                                                                     -------------
           ELECTRIC UTILITIES 0.1%
           E.ON AG .............................................................      Germany               39,900       3,418,833
                                                                                                                     -------------
           FOOD & STAPLES RETAILING 0.3%
        (a)Kroger Co. ..........................................................   United States           403,800       6,472,914
        (a)Neighborcare Inc. ...................................................   United States           107,000       3,129,750
                                                                                                                     -------------
                                                                                                                         9,602,664
                                                                                                                     -------------
           FOOD PRODUCTS 5.6%
           Cadbury Schweppes PLC ...............................................   United Kingdom        1,900,794      19,057,155
           General Mills Inc. ..................................................   United States           287,200      14,115,880
           Groupe Danone .......................................................       France              208,038      20,697,816
           Nestle SA ...........................................................    Switzerland            211,287      57,802,768
           Orkla ASA ...........................................................       Norway            1,386,360      50,751,968
           Unilever NV .........................................................    Netherlands             23,370       1,590,455
                                                                                                                     -------------
                                                                                                                       164,016,042
                                                                                                                     -------------


86 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   SHARES/WARRANTS/
       MUTUAL SHARES SECURITIES FUND                                                  COUNTRY         CONTRACTS          VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
       HEALTH CARE EQUIPMENT & SUPPLIES 0.9%
       Guidant Corp. ...........................................................   United States           162,800   $  12,030,920
       Hillenbrand Industries Inc. .............................................   United States           240,100      13,318,347
                                                                                                                     -------------
                                                                                                                        25,349,267
                                                                                                                     -------------
       HEALTH CARE PROVIDERS & SERVICES 0.3%
    (a)Accredo Health Inc. .....................................................   United States            89,000       3,952,490
(a),(d)Kindred Healthcare Inc. .................................................   United States           140,068       4,670,567
(a),(d)Kindred Healthcare Inc., Jan. 9.07 Calls, 1/01/13 .......................   United States                67           1,744
    (d)Kindred Healthcare Inc., Jan. 25.99 Calls, 1/01/14 ......................   United States                33             300
(a),(d)Kindred Healthcare Inc., Jan. 26.00 Calls, 1/01/12 .....................    United States               101             919
(a),(d)Kindred Healthcare Inc., Jul. 23.75 Calls, 7/17/11 ......................   United States               339           3,848
(a),(d)Kindred Healthcare Inc., wts., Series A, 4/20/06 ........................   United States            12,897         493,149
(a),(d)Kindred Healthcare Inc., wts., Series B, 4/20/06 ........................   United States            32,243       1,114,657
                                                                                                                     -------------
                                                                                                                        10,237,674
                                                                                                                     -------------
       HOTELS RESTAURANTS & LEISURE 0.2%
    (a)Caesars Entertainment Inc. ..............................................   United States           105,400       2,085,866
    (a)FHC Delaware Inc. .......................................................   United States           139,062         483,366
       Mandalay Resort Group ...................................................   United States            38,400       2,706,816
                                                                                                                     -------------
                                                                                                                         5,276,048
                                                                                                                     -------------
       INDUSTRIAL CONGLOMERATES 0.6%
       Siemens AG ..............................................................      Germany              224,400      17,706,374
                                                                                                                     -------------
       INSURANCE 12.8%
    (a)Alleghany Corp. .........................................................   United States            22,437       6,215,032
    (a)Berkshire Hathaway Inc., A ..............................................   United States               151      13,137,000
    (a)Berkshire Hathaway Inc., B ..............................................   United States            46,867     133,852,152
    (a)Conseco Inc. ............................................................   United States           775,900      15,843,878
       Hartford Financial Services Group Inc. ..................................   United States           557,800      38,242,768
       Montpelier Re Holdings Ltd. .............................................      Bermuda               36,947       1,298,687
       Nationwide Financial Services Inc., A ...................................   United States           799,700      28,709,230
       Old Republic International Corp. ........................................   United States         1,858,400      43,282,136
(a),(c)Olympus Re Holdings Ltd. ................................................      Bermuda               16,280       2,860,722
       Prudential Financial Inc. ...............................................   United States           191,900      11,015,060
       St. Paul Travelers Cos. Inc. ............................................   United States           114,583       4,208,634
       White Mountains Insurance Group Inc. ....................................   United States           130,649      79,499,916
                                                                                                                     -------------
                                                                                                                       378,165,215
                                                                                                                     -------------
       LEISURE EQUIPMENT & PRODUCTS 0.2%
       Mattel Inc. .............................................................   United States           316,000       6,746,600
                                                                                                                     -------------


                                        Quarterly Statements of Investments | 87

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   SHARES/WARRANTS/
       MUTUAL SHARES SECURITIES FUND                                                  COUNTRY         CONTRACTS          VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
       MACHINERY 0.5%
       Federal Signal Corp. ....................................................   United States           911,000   $  13,819,870
    (a)Joy Global Inc. .........................................................   United States             3,748         131,405
                                                                                                                     -------------
                                                                                                                        13,951,275
                                                                                                                     -------------
       MEDIA 7.1%
       Clear Channel Communications Inc. .......................................   United States           890,500      30,695,535
    (a)Comcast Corp., A ........................................................   United States            83,000       2,772,200
       Dow Jones & Co. Inc. ....................................................   United States           211,000       7,885,070
       E.W. Scripps Co., A .....................................................   United States           272,032      13,261,560
       EchoStar Communications Corp., A ........................................   United States           574,200      16,795,350
       Hollinger International Inc. ............................................   United States           610,420       5,988,220
    (a)Liberty Media Corp., A ..................................................   United States         4,245,690      44,027,806
       Meredith Corp. ..........................................................   United States           169,459       7,922,209
       News Corp. Ltd., A ......................................................   United States         1,420,300      24,031,476
       Omnicom Group Inc. ......................................................   United States           118,300      10,471,916
    (a)TVMAX Holdings Inc. .....................................................   United States            35,609          35,609
       Viacom Inc., B ..........................................................   United States           210,500       7,331,715
       Washington Post Co., B ..................................................   United States            41,469      37,073,285
                                                                                                                     -------------
                                                                                                                       208,291,951
                                                                                                                     -------------
       METALS & MINING 6.2%
       Anglo American PLC ......................................................   United Kingdom        2,413,457      57,242,805
       Anglo American PLC, ADR .................................................   United Kingdom              200           4,780
       Barrick Gold Corp. ......................................................       Canada               43,200       1,035,072
       Freeport McMoran Copper & Gold Inc., B ..................................   United States           442,400      17,523,464
    (a)Glamis Gold Ltd. ........................................................       Canada              258,500       4,013,915
       Gold Fields Ltd. ........................................................    South Africa            53,500         621,191
       Goldcorp Inc. ...........................................................       Canada              357,175       5,088,322
       Harmony Gold Mining Co. Ltd., ADR .......................................    South Africa           204,700       1,596,660
(a),(c)International Steel Group ...............................................   United States           639,453      23,995,474
       Newmont Mining Corp. ....................................................   United States         1,386,500      58,579,625
       Noranda Inc. ............................................................       Canada              373,900       7,515,407
       Placer Dome Inc. ........................................................       Canada              289,400       4,680,362
    (a)Randgold & Exploration Co. Ltd., ADR ....................................    South Africa            53,100          96,111
    (a)Wheaton River Minerals Ltd., wts., 5/30/07 ..............................       Canada              221,465         490,741
                                                                                                                     -------------
                                                                                                                       182,483,929
                                                                                                                     -------------
       MULTI-UTILITIES & UNREGULATED POWER 0.1%
       Northwestern Corp. ......................................................   United States           109,132       2,877,811
(a),(b)Northwestern Corp., Contingent Distribution .............................   United States         3,348,000         251,100
                                                                                                                     -------------
                                                                                                                         3,128,911
                                                                                                                     -------------


88 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   SHARES/WARRANTS/
       MUTUAL SHARES SECURITIES FUND                                                  COUNTRY         CONTRACTS          VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
       MULTILINE RETAIL 0.2%
       May Department Stores Co. ...............................................   United States           175,900   $   6,511,818
                                                                                                                     -------------
       OIL & GAS 3.9%
    (a)Anchor Resources LLC ....................................................   United States             6,820              --
       BP PLC ..................................................................   United Kingdom          803,000       8,323,956
       BP PLC, ADR .............................................................   United Kingdom            5,100         318,240
    (a)Magnum Hunter Resources Inc. ............................................   United States            74,600       1,201,806
       Oil & Natural Gas Corp. Ltd. ............................................       India               514,700      10,403,009
    (a)Opti Canada .............................................................       Canada            1,818,475      39,393,150
       Pogo Producing Co. ......................................................   United States           138,800       6,834,512
       Statoil ASA .............................................................       Norway            1,029,700      17,547,827
       Suncor Energy Inc. ......................................................       Canada              330,000      13,296,044
       Total SA, B .............................................................       France               76,970      18,009,521
                                                                                                                     -------------
                                                                                                                       115,328,065
                                                                                                                     -------------
       PAPER & FOREST PRODUCTS 0.9%
       Weyerhaeuser Co. ........................................................   United States           374,300      25,639,550
                                                                                                                     -------------
       PERSONAL PRODUCTS 0.2%
       Beiersdorf AG ...........................................................      Germany               14,741       1,650,416
       Gillette Co. ............................................................   United States            62,800       3,170,144
                                                                                                                     -------------
                                                                                                                         4,820,560
                                                                                                                     -------------
       PHARMACEUTICALS 2.9%
       Fujisawa Pharmaceutical Co. Ltd. ........................................       Japan               455,500      10,662,175
       Pfizer Inc. .............................................................   United States           218,500       5,739,995
       Sanofi-Aventis ..........................................................       France              173,657      14,643,439
       Takeda Pharmaceutical Co. Ltd. ..........................................       Japan               257,915      12,290,829
       Valeant Pharmaceuticals International ...................................   United States         1,144,800      25,780,896
       Wyeth ...................................................................   United States           407,100      17,171,478
       Yamanouchi Pharmaceutical Co. Ltd. ......................................       Japan                14,000         473,934
                                                                                                                     -------------
                                                                                                                        86,762,746
                                                                                                                     -------------
       REAL ESTATE 0.9%
    (a)Alexander's Inc. ........................................................   United States             7,800       1,883,700
    (a)Canary Wharf Group PLC ..................................................   United Kingdom        1,535,898       8,301,681
       Fieldstone Investment Corp. .............................................   United States           449,300       6,523,836
(a),(c)Security Capital European Realty ........................................     Luxembourg              1,120           7,000
       The St. Joe Co. .........................................................   United States           112,200       7,551,060
       Ventas Inc. .............................................................   United States            59,000       1,472,640
                                                                                                                     -------------
                                                                                                                        25,739,917
                                                                                                                     -------------


                                        Quarterly Statements of Investments | 89

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   SHARES/WARRANTS/
       MUTUAL SHARES SECURITIES FUND                                                  COUNTRY         CONTRACTS          VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS AND OTHER EQUITY INTERESTS (CONT.)
       ROAD & RAIL 1.7%
       CSX Corp. ...............................................................   United States           203,600  $    8,479,940
    (c)Florida East Coast Industries Inc. ......................................   United States         1,001,113      40,400,917
                                                                                                                    --------------
                                                                                                                        48,880,857
                                                                                                                    --------------
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.5%
       Samsung Electronics Co. Ltd. ............................................    South Korea             28,700      14,159,607
                                                                                                                    --------------
       SOFTWARE 0.2%
    (a)Veritas Software Corp. ..................................................   United States           281,800       6,543,396
                                                                                                                    --------------
       THRIFTS & MORTGAGE FINANCE 1.1%
       Hudson City Bancorp Inc. ................................................   United States           421,102      15,391,278
       Sovereign Bancorp Inc. ..................................................   United States           816,600      18,095,856
                                                                                                                    --------------
                                                                                                                        33,487,134
                                                                                                                    --------------
       TOBACCO 12.4%
       Altadis SA ..............................................................       Spain             1,573,026      64,333,731
       Altria Group Inc. .......................................................   United States           633,437      41,420,447
       British American Tobacco PLC ............................................   United Kingdom        6,262,783     110,429,886
       British American Tobacco PLC, ADR .......................................   United Kingdom            4,300         151,833
       Imperial Tobacco Group PLC ..............................................   United Kingdom        2,137,009      56,097,850
       KT & G Corp. ............................................................    South Korea            675,660      21,913,297
       KT & G Corp., GDR, 144A .................................................    South Korea            871,300      14,097,634
       Reynolds American Inc. ..................................................   United States           684,800      55,188,030
                                                                                                                    --------------
                                                                                                                       363,632,708
                                                                                                                    --------------
       WIRELESS TELECOMMUNICATION SERVICES 0.3%
    (a)Nextel Communications Inc., A ...........................................   United States           204,800       5,820,416
    (a)Vast Solutions Inc., B1 .................................................   United States             4,380              --
    (a)Vast Solutions Inc., B2 .................................................   United States             4,380              --
    (a)Vast Solutions Inc., B3 .................................................   United States             4,380              --
    (a)Western Wireless Corp., A ...............................................   United States            77,300       2,934,308
                                                                                                                    --------------
                                                                                                                         8,754,724
                                                                                                                    --------------
       TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
        (COST $1,683,575,220)...................................................                                     2,137,839,613
                                                                                                                    --------------
       PREFERRED STOCKS 0.3%
       DIVERSIFIED TELECOMMUNICATION SERVICES 0.0%(e)
       PTV Inc., 10.00%, A, pfd. ...............................................   United Kingdom           17,300          60,550
                                                                                                                    --------------
       ELECTRIC UTILITIES 0.0%(e)
    (a)Montana Power Co., 8.45%, pfd. ..........................................   United States            17,650         145,613
                                                                                                                    --------------
       FOOD PRODUCTS 0.0%(e)
       Unilever NV, pfd. .......................................................    Netherlands            261,750          33,930
                                                                                                                    --------------


90 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   SHARES/WARRANTS/
           MUTUAL SHARES SECURITIES FUND                                              COUNTRY         CONTRACTS          VALUE
----------------------------------------------------------------------------------------------------------------------------------
           PREFERRED STOCKS (CONT.)
           METALS & MINING 0.3%
(a),(c),(d)Esmark Inc., Series A, 10.00%, cvt., pfd.                               United States           8,637     $   8,637,200
                                                                                                                     -------------
           TOTAL PREFERRED STOCKS (COST $8,936,364).............................                                         8,877,293
                                                                                                                     -------------

                                                                                                  -------------------
                                                                                                  PRINCIPAL AMOUNT(f)
                                                                                                  -------------------
           CORPORATE BONDS & NOTES 1.0%
           Ace Aviation Holdings Inc., cvt., 4.25%, 6/01/35 ....................       Canada          1,266,000 CAD     1,053,561
        (c)Anchor Resources LLC, 12.00%, 12/17/06 ..............................   United States           3,191             3,191
        (g)Calpine Generating Co., 144A, FRN, 11.169%, 4/01/11 .................   United States       2,268,000         2,177,280
           Eurotunnel PLC,
           (g)FRN, 6.149%, 12/31/18, Tier 2 ....................................   United Kingdom        584,056 GBP       885,803
           (g)FRN, 6.149%, 12/31/25, Tier 3 ....................................   United Kingdom      8,725,540 GBP     6,348,785
              Participating Loan Note, 1.00%, 4/30/40 ..........................   United Kingdom         58,000 GBP        13,154
        (g)Eurotunnel SA, FRN,
              3.44%, 12/31/18, Tier 2 (LIBOR) ..................................       France             60,952 EUR        63,407
              3.44%, 12/31/25, Tier 3 (LIBOR) ..................................       France          9,159,534 EUR     4,571,277
              3.438%, 12/31/18, Tier 2 (PIBOR) .................................       France             45,056 EUR        46,870
              3.438%, 12/31/25, Tier 3 (PIBOR) .................................       France          2,036,795 EUR     1,016,510
        (g)Motor Coach Industries International Inc., FRN, 15.89%, 10/01/08.....   United States      11,117,607        11,117,607
           TVMAX Holdings Inc., PIK,
              11.50%, 2/01/05 ..................................................   United States          20,776            20,776
              14.00%, 2/01/05 ..................................................   United States         121,380           121,380
                                                                                                                     -------------
           TOTAL CORPORATE BONDS & NOTES (COST $32,209,451).....................                                        27,439,601
                                                                                                                     -------------
           BONDS & NOTES IN REORGANIZATION 2.1%
        (h)Adelphia Communications Corp.,
              9.25%, 10/01/02 ..................................................   United States       3,536,000         2,996,760
              8.125%, 7/15/03 ..................................................   United States       1,895,000         1,591,800
              7.50%, 1/15/04 ...................................................   United States         350,000           287,000
              10.50%, 7/15/04 ..................................................   United States       5,577,000         5,019,300
              9.875%, 3/01/05 ..................................................   United States         504,000           435,960
              10.25%, 11/01/06 .................................................   United States       1,823,000         1,595,125
              9.875%, 3/01/07 ..................................................   United States          72,000            61,560
              8.375%, 2/01/08 ..................................................   United States       1,238,000         1,052,300
              7.75%, 1/15/09 ...................................................   United States       2,918,000         2,451,120
              7.875%, 5/01/09 ..................................................   United States       3,372,000         2,798,760
              9.375%, 11/15/09 .................................................   United States       3,316,000         2,967,820
              10.875%, 10/01/10 ................................................   United States       1,355,000         1,205,950
              10.25%, 6/15/11 ..................................................   United States       1,374,000         1,274,385
              senior note, B, 9.50%, 2/15/04 ...................................   United States       1,000,000           845,000
        (h)Aiken Cnty S C Indl Rev Beloit, 6.00%, 12/01/11 .....................   United States          45,000                --
        (h)Armstrong Holdings Inc.,
              6.50%, 8/15/05 ...................................................   United States         444,000           301,920
              9.75%, 4/15/08 ...................................................   United States         833,000           566,440
              Revolver, 10/29/03 ...............................................   United States         888,525           610,861
              Trade Claim ......................................................   United States       2,382,700         1,638,106


                                        Quarterly Statements of Investments | 91

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       MUTUAL SHARES SECURITIES FUND                                                   COUNTRY     PRINCIPAL AMOUNT(f)   VALUE
----------------------------------------------------------------------------------------------------------------------------------
       BONDS & NOTES IN REORGANIZATION (CONT.)
    (h)Century Communications Corp.,
         9.50%, 3/01/05 ........................................................   United States    $     245,000    $     254,800
         8.875%, 1/15/07 .......................................................   United States          115,000          118,450
         8.75%, 10/01/07 .......................................................   United States          702,000          705,510
         8.375%, 12/15/07 ......................................................   United States           90,000           91,350
         Series B, zero cpn., 1/15/08 ..........................................   United States        1,735,000        1,032,325
         zero cpn., 3/15/03 ....................................................   United States        1,714,000        1,568,310
    (h)DecisionOne Corp., Term Loan ............................................   United States          793,416          198,354
    (h)Mirant Corp.,
         Tranche C Revolver, 4/01/04 ...........................................   United States        1,904,055        1,378,060
         4 Year Revolver, 7/17/05 ..............................................   United States        1,197,869          964,285
         364 Day Revolver, 7/16/03 .............................................   United States        3,446,500        2,494,404
    (h)Owens Corning, Revolver, 6/26/02 ........................................   United States        8,883,259        9,549,503
    (h)Port Seattle Wash Rev Ref-Beloit Proj., 6.00%, 12/01/17 .................   United States           20,000               --
    (h)Safety Kleen Services, 9.25%, 6/01/08 ...................................   United States            5,000                2
    (h)Teco Panda,
         Bank Claim, 6/12/06 ...................................................   United States          734,520          462,748
         Bank Claim #2, 6/12/06 ................................................   United States        5,193,050        3,583,204
         Bank Claim #3, 5/30/06 ................................................   United States          194,905          194,905
         Project L/C Loan Facility, 6/12/06 ....................................   United States          670,140          462,397
    (h)Trump Atlantic,
         11.25%, 5/01/06 .......................................................   United States        8,184,000        8,061,240
         Series B, 11.25%, 5/01/06 .............................................   United States        2,456,000        2,419,160
         Series B, 144A, 11.25%, 5/01/06 .......................................   United States          146,000          143,810
                                                                                                                     -------------
       TOTAL BONDS & NOTES IN REORGANIZATION (COST $53,061,416).................                                        61,382,984
                                                                                                                     -------------

                                                                                                  -------------------
                                                                                                       SHARES/
                                                                                                  PRINCIPAL AMOUNT(f)
                                                                                                  -------------------
       COMPANIES IN LIQUIDATION 0.0%(e)
    (a)Peregrine Investments Holdings Ltd., 6.70%, 1/15/98 .....................     Hong Kong          5,000,000 JPY        1,399
    (a)PIV Investment Finance (Cayman) Ltd. ....................................     Hong Kong         12,200,000          732,000
    (a)United Cos. Financial Corp.,
         Bank Claim ............................................................   United States            9,660               --
         Revolver ..............................................................   United States        2,450,427               --
                                                                                                                     -------------
       TOTAL COMPANIES IN LIQUIDATION (COST $ -)................................                                           733,399
                                                                                                                     -------------


92 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
       MUTUAL SHARES SECURITIES FUND                                                  COUNTRY     PRINCIPAL AMOUNT(f)    VALUE
-----------------------------------------------------------------------------------------------------------------------------------
       U.S. GOVERNMENT AGENCIES 15.7%
(i),(j)Federal Home Loan Bank, 4/04/05 - 3/17/06 ...............................   United States    $  458,356,000   $  452,840,454
       Federal Home Loan Mortgage Corp., 2.50%, 5/19/06 ........................   United States         5,000,000        4,929,560
    (i)U.S. Treasury Bill, 6/30/05 .............................................   United States         5,000,000        4,966,525
                                                                                                                     --------------
       TOTAL GOVERNMENT AGENCIES (COST $463,926,673)............................                                        462,736,539
                                                                                                                     --------------
       TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT
        (COST $2,241,709,124)...................................................                                      2,699,009,429
                                                                                                                     --------------
       REPURCHASE AGREEMENT (COST $251,100,000) 8.5%
    (k)Merrill Lynch & Co. Inc., 2.82%, 4/01/05 (Maturity Value $251,119,670),
        Collateralized by U.S. Government Agency Securities, 1.70 - 6.75%,
         6/01/05 - 6/14/24 .....................................................   United States       251,100,000      251,100,000
                                                                                                                     --------------
       TOTAL INVESTMENTS (COST $2,492,809,124) 100.2%...........................                                      2,950,109,429
       OPTIONS WRITTEN 0.0%(e) .................................................                                            (30,750)
       SECURITIES SOLD SHORT (1.4)% ............................................                                        (41,633,048)
       NET UNREALIZED GAIN/LOSS ON FORWARD EXCHANGE CONTRACTS (0.1)% ...........                                         (2,092,035)
       OTHER ASSETS, LESS LIABILITIES 1.3% .....................................                                         36,803,917
                                                                                                                     --------------
       NET ASSETS 100.0%........................................................                                     $2,943,157,513
                                                                                                                     ==============

                                                                                                    --------------
                                                                                                      CONTRACTS
                                                                                                    --------------
       OPTIONS WRITTEN (PREMIUMS RECEIVED $24,327) 0.0%(e)
       DIVERSIFIED TELECOMMUNICATION SERVICES 0.0%(e)
       Sprint Corp., May 22.50 Puts, 5/21/05 ...................................   United States               410   $       30,750
                                                                                                                     --------------

                                                                                                    --------------
                                                                                                        SHARES
                                                                                                    --------------
       SECURITIES SOLD SHORT 1.4%
       DIVERSIFIED FINANCIAL SERVICES 0.1%
       Nasdaq 100 ..............................................................   United States            83,000        3,031,990
                                                                                                                     --------------
       DIVERSIFIED TELECOMMUNICATION SERVICES 0.2%
       Alltel Corp. ............................................................   United States            41,600        2,281,760
       Sprint Corp. ............................................................   United States           205,800        4,681,950
                                                                                                                     --------------
                                                                                                                          6,963,710
                                                                                                                     --------------
       FOOD PRODUCTS 0.4%
       Kraft Foods Inc., A .....................................................   United States           363,654       12,018,765
                                                                                                                     --------------
       HEALTH CARE PROVIDERS & SERVICES 0.0%(e)
       Medco Health Solutions Inc. .............................................   United States            25,100        1,244,207
                                                                                                                     --------------


                                        Quarterly Statements of Investments | 93

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       MUTUAL SHARES SECURITIES FUND                                                  COUNTRY               SHARES       VALUE
----------------------------------------------------------------------------------------------------------------------------------
       SECURITIES SOLD SHORT (CONT.)
       HOTELS RESTAURANTS & LEISURE 0.1%
       Harrah's Entertainment Inc. .............................................   United States            22,668   $   1,463,900
                                                                                                                     -------------
       HOUSEHOLD PRODUCTS 0.1%
       Procter & Gamble Co. ....................................................   United States            60,200       3,190,600
                                                                                                                     -------------
       MULTILINE RETAIL 0.1%
       Federated Department Stores Inc. ........................................   United States            53,700       3,417,468
                                                                                                                     -------------
       OIL & GAS 0.0%(e)
       Cimarex Energy Co. ......................................................   United States            30,800       1,201,200
                                                                                                                     -------------
       PHARMACEUTICALS 0.2%
       Johnson & Johnson .......................................................   United States            73,234       4,918,395
                                                                                                                     -------------
       SOFTWARE 0.2%
       Symantec Corp. ..........................................................   United States           196,100       4,182,813
                                                                                                                     -------------
       TOTAL SECURITIES SOLD SHORT (PROCEEDS $41,232,751).......................                                     $  41,633,048
                                                                                                                     -------------

CURRENCY ABBREVIATIONS:

CAD   -  Canadian Dollar
EUR   -  Euro
GBP   -  British Pound
JPY   -  Japanese Yen

See Selected Portfolio Abbreviations on page 127.

(a)   Non-income producing.

(b) Contingent Distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

(c)   See Note 2 regarding restricted securities.

(d)   See Note 4 regarding other considerations.

(e)   Rounds to less than 0.05% of net assets.

(f)   The principal amount is stated in U.S. dollars unless otherwise indicated.

(g)   The coupon shown represents the rate at period end.

(h)   Defaulted securities.

(i) A portion or all of the security is traded on a discount basis with no stated coupon rate.

(j) A portion or all of the security is segregated with broker for securities sold short.

(k) At March 31, 2005, all repurchase agreements had been entered into on that date.


94 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------------
       TEMPLETON DEVELOPING MARKETS SECURITIES FUND                            INDUSTRY              SHARES/RIGHTS       VALUE
----------------------------------------------------------------------------------------------------------------------------------
       LONG TERM INVESTMENTS 96.7%
       AUSTRIA 1.9%
       Bank Austria Creditanstalt ................................         Commercial Banks                125,852   $  12,398,729
       OMV AG ....................................................            Oil & Gas                     12,783       4,061,436
                                                                                                                     -------------
                                                                                                                        16,460,165
                                                                                                                     -------------
       BELGIUM 1.0%
       Inbev .....................................................            Beverages                    255,200       8,935,292
                                                                                                                     -------------
       BRAZIL 7.7%
       Banco Bradesco SA, ADR, pfd. ..............................         Commercial Banks                477,270      13,840,830
       Bradespar SA, pfd. ........................................   Diversified Financial Services         82,000       3,127,977
       Centrais Eletricas Brasileiras SA .........................        Electric Utilities           566,124,764       7,525,004
       Cia de Bebidas das Americas (AmBev), ADR, pfd. ............            Beverages                    287,300       8,300,097
       Cia Vale do Rio Doce, ADR, pfd., A ........................         Metals & Mining                 308,700       8,202,159
       Petroleo Brasileiro SA, ADR, pfd. .........................            Oil & Gas                    379,986      14,618,061
       Souza Cruz SA .............................................             Tobacco                     455,322       5,457,043
       Suzano Bahia Sul Papel e Celulose SA, pfd., A .............     Paper & Forest Products             589,481       2,689,093
       Unibanco Uniao de Bancos Brasileiros SA, GDR ..............         Commercial Banks                 86,400       2,970,432
       Usinas Siderurgicas de Minas Gerais SA, pfd. ..............         Metals & Mining                  86,920       1,871,873
                                                                                                                     -------------
                                                                                                                        68,602,569
                                                                                                                     -------------
       CHINA 9.0%
    (a)Air China Ltd., 144A ......................................             Airlines                  1,452,000         525,921
       Aluminum Corp. of China Ltd., H ...........................         Metals & Mining               9,990,000       5,763,868
       Anhui Conch Cement Co. Ltd. ...............................      Construction Materials           3,324,000       3,153,761
       Beijing Enterprises Holdings Ltd. .........................     Industrial Conglomerates            689,179         985,242
       China Mobile (Hong Kong) Ltd., fgn. .......................    Wireless Telecommunication
                                                                               Services                  7,212,000      23,579,355
       China Resources Enterprise Ltd. ...........................           Distributors                4,574,000       6,275,032
       China Travel International Investment Hong Kong Ltd. ......   Hotels Restaurants & Leisure       11,666,000       3,589,792
       China Unicom Ltd. .........................................    Wireless Telecommunication
                                                                               Services                  1,406,000       1,090,628
    (a)Chongqing Changan Automobile Ltd. .........................           Automobiles                 1,404,600         707,752
       CITIC Pacific Ltd. ........................................     Industrial Conglomerates          2,013,959       5,900,283
       Denway Motors Ltd. ........................................           Automobiles                13,326,234       4,698,683
       Huadian Power International Corp. Ltd., H .................        Electric Utilities             7,826,000       2,132,234
       Lenovo Group Ltd., H ......................................     Computers & Peripherals           8,906,000       3,025,970
       PetroChina Co. Ltd., H ....................................            Oil & Gas                 14,882,000       9,254,204
       Shanghai Industrial Holdings Ltd. .........................     Industrial Conglomerates          2,697,000       5,705,594
       TCL International Holdings Inc. ...........................        Household Durables             3,584,000         900,658
       Travelsky Technology Ltd., H ..............................           IT Services                 3,575,000       2,979,377
                                                                                                                     -------------
                                                                                                                        80,268,354
                                                                                                                     -------------
       CROATIA 0.5%
       Pliva d.d., GDR, Reg S ....................................         Pharmaceuticals                 387,500       4,367,125
                                                                                                                     -------------


                                        Quarterly Statements of Investments | 95

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       TEMPLETON DEVELOPING MARKETS SECURITIES FUND                            INDUSTRY              SHARES/RIGHTS       VALUE
----------------------------------------------------------------------------------------------------------------------------------
       LONG TERM INVESTMENTS (CONT.)
       CZECH REPUBLIC 0.4%
       Cesky Telecom AS ..........................................   Diversified Telecommunication
                                                                               Services                    211,010   $   3,943,601
                                                                                                                     -------------
       GREECE 0.9%
       Coca-Cola Hellenic Bottling Co. SA ........................             Beverages                    61,400       1,544,093
       Hellenic Telecommunications Organization SA (OTE) .........   Diversified Telecommunication
                                                                               Services                    154,380       2,725,660
       Titan Cement Co. ..........................................      Construction Materials             120,360       3,991,041
                                                                                                                     -------------
                                                                                                                         8,260,794
                                                                                                                     -------------
       HONG KONG 2.4%
       Cheung Kong Holdings Ltd. .................................            Real Estate                1,184,000      10,512,536
       Cheung Kong Infrastructure Holdings Ltd. ..................        Electric Utilities               572,000       1,642,783
       Dairy Farm International Holdings Ltd. ....................     Food & Staples Retailing          1,132,933       3,104,236
       Guoco Group Ltd. ..........................................   Diversified Financial Services        178,728       1,798,864
       Henderson Investment Ltd. .................................            Real Estate                1,013,000       1,402,714
       MTR Corp. Ltd. ............................................            Road & Rail                1,613,901       2,483,100
                                                                                                                     -------------
                                                                                                                        20,944,233
                                                                                                                     -------------
       HUNGARY 2.9%
       Gedeon Richter Ltd. .......................................          Pharmaceuticals                 50,356       6,911,634
       Matav RT ..................................................   Diversified Telecommunication
                                                                               Services                  1,037,300       4,869,009
       MOL Magyar Olaj-Es Gazipari RT ............................             Oil & Gas                   172,240      13,850,664
                                                                                                                     -------------
                                                                                                                        25,631,307
                                                                                                                     -------------
       INDIA 3.0%
       Gail India Ltd. ...........................................           Gas Utilities                 855,630       4,151,299
       Hindustan Lever Ltd. ......................................        Household Products             2,477,600       7,473,928
       Hindustan Petroleum Corp. Ltd. ............................             Oil & Gas                 1,068,904       7,487,835
       Indian Petrochemicals Corp. Ltd. ..........................             Chemicals                   252,160         943,110
       Oil & Natural Gas Corp. Ltd., 144A ........................             Oil & Gas                   128,471       2,596,629
       Tata Tea Ltd. .............................................           Food Products                 359,803       4,320,519
                                                                                                                     -------------
                                                                                                                        26,973,320
                                                                                                                     -------------
       INDONESIA 0.4%
       PT Bank Danamon ...........................................         Commercial Banks              7,010,000       3,515,732
       PT Perusahaan Gas Negara, 144A ............................           Gas Utilities                 169,500          40,715
                                                                                                                     -------------
                                                                                                                         3,556,447
                                                                                                                     -------------
       MALAYSIA 1.4%
       Kuala Lumpur Kepong Bhd. ..................................           Food Products                 390,600         678,411
       Resorts World Bhd. ........................................   Hotels Restaurants & Leisure        2,046,000       5,034,237
       SIME Darby Bhd. ...........................................     Industrial Conglomerates          2,054,500       3,216,915
       Tanjong PLC ...............................................   Hotels Restaurants & Leisure          241,000         837,158


96 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       TEMPLETON DEVELOPING MARKETS SECURITIES FUND                            INDUSTRY              SHARES/RIGHTS       VALUE
----------------------------------------------------------------------------------------------------------------------------------
       LONG TERM INVESTMENTS (CONT.)
       MALAYSIA (CONT.)
       YTL Corp. Bhd. ............................................         Multi-Utilities &
                                                                           Unregulated Power               755,866   $   1,123,853
       YTL Power International Bhd. ..............................          Water Utilities              2,582,736       1,304,961
                                                                                                                     -------------
                                                                                                                        12,195,535
                                                                                                                     -------------
       MEXICO 3.0%
       Fomento Economico Mexicano SA de CV (Femsa), ADR ..........             Beverages                   176,400       9,446,220
       Kimberly Clark de Mexico SA de CV, A ......................         Household Products            4,538,033      13,606,583
       Telefonos de Mexico SA de CV (Telmex), L, ADR .............   Diversified Telecommunication
                                                                                Services                    99,982       3,452,378
                                                                                                                     -------------
                                                                                                                        26,505,181
                                                                                                                     -------------
       PANAMA 0.1%
       Banco Latinoamericano de Exportaciones SA, E ..............          Commercial Banks                54,000       1,103,760
                                                                                                                     -------------
       PHILIPPINES 0.7%
       San Miguel Corp., B .......................................             Beverages                 4,281,893       6,368,144
                                                                                                                     -------------
       POLAND 3.7%
    (a)KGHM Polska Miedz SA ......................................          Metals & Mining                231,500       2,257,107
       Polski Koncern Naftowy Orlen SA ...........................             Oil & Gas                   825,929      11,922,242
       Telekomunikacja Polska SA .................................   Diversified Telecommunication
                                                                                Services                 2,736,600      18,451,909
                                                                                                                     -------------
                                                                                                                        32,631,258
                                                                                                                     -------------
       RUSSIA 1.4%
       Mining and Metallurgical Company Norilsk Nickel ...........          Metals & Mining                 70,700       4,125,345
       Lukoil Holdings, ADR ......................................             Oil & Gas                    62,757       8,497,298
                                                                                                                     -------------
                                                                                                                        12,622,643
                                                                                                                     -------------
       SINGAPORE 5.4%
       Comfortdelgro Corp. Ltd. ..................................            Road & Rail                4,474,000       4,526,310
       Fraser & Neave Ltd. .......................................      Industrial Conglomerates         1,233,681      11,359,999
       Keppel Corp. Ltd. .........................................      Industrial Conglomerates         2,182,600      14,412,274
       Singapore Press Holdings Ltd. .............................               Media                   1,179,000       3,256,946
       Singapore Technologies Engineering Ltd. ...................        Aerospace & Defense            2,988,000       4,633,961
       Singapore Telecommunications Ltd. .........................   Diversified Telecommunication
                                                                                Services                 6,052,428       9,459,783
                                                                                                                     -------------
                                                                                                                        47,649,273
                                                                                                                     -------------
       SOUTH AFRICA 8.9%
       Anglo American PLC ........................................          Metals & Mining                809,030      19,072,432
       Liberty Group Ltd. ........................................             Insurance                    65,491         679,972
       Nedcor Ltd. ...............................................          Commercial Banks               606,367       7,302,760
       Nedcor Ltd., 144A .........................................          Commercial Banks                63,958         770,276
       Old Mutual PLC ............................................             Insurance                 4,954,448      12,593,753
       Remgro Ltd. ...............................................   Diversified Financial Services      1,313,070      19,725,333


                                        Quarterly Statements of Investments | 97

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       TEMPLETON DEVELOPING MARKETS SECURITIES FUND                            INDUSTRY              SHARES/RIGHTS       VALUE
----------------------------------------------------------------------------------------------------------------------------------
       LONG TERM INVESTMENTS (CONT.)
       SOUTH AFRICA (CONT.)
       SABMiller PLC .............................................             Beverages                   585,574   $   9,190,550
       Sappi Ltd. ................................................      Paper & Forest Products            401,900       4,917,507
       Sasol Ltd. ................................................             Oil & Gas                   178,400       4,149,681
    (a)The Spar Group Ltd. .......................................           Distributors                  101,250         389,170
                                                                                                                     -------------
                                                                                                                        78,791,434
                                                                                                                     -------------
       SOUTH KOREA 19.8%
       CJ Corp. ..................................................           Food Products                 105,870       7,512,348
       Daewoo Heavy Industries and Machinery Ltd. ................             Machinery                     1,000           8,904
       Daewoo Shipbuilding & Marine Engineering Co. Ltd. .........             Machinery                   791,700      14,861,396
       Hana Bank .................................................         Commercial Banks                309,600       8,519,705
       Hite Brewery Co. Ltd. .....................................             Beverages                    87,140       8,392,845
       Hyundai Development Co. ...................................    Construction & Engineering           442,570       8,046,727
       Kangwon Land Inc. .........................................   Hotels Restaurants & Leisure          665,665       9,944,086
       Kia Motors Corp. ..........................................            Automobiles                  309,230       4,254,762
       Korea Gas Corp. ...........................................           Gas Utilities                  89,600       2,760,649
       LG Chem Ltd. ..............................................             Chemicals                   195,940       7,895,371
       LG Corp. ..................................................     Industrial Conglomerates            350,000       8,393,120
       LG Electronics Inc. .......................................        Household Durables                54,640       3,656,987
       LG Household & Health Care Ltd. ...........................        Household Products                94,760       3,082,610
       LG International Corp. ....................................         Trading Companies
                                                                            & Distributors                 325,440       3,678,192
       LG Petrochemical Co. Ltd. .................................             Chemicals                   146,810       3,816,339
       POSCO .....................................................          Metals & Mining                 40,480       7,996,541
       Samsung Electronics Co. Ltd. ..............................         Semiconductors &
                                                                        Semiconductor Equipment             83,368      41,130,944
       Samsung Fine Chemicals Co. Ltd. ...........................             Chemicals                   221,490       4,505,988
       Samsung Heavy Industries Co. Ltd. .........................             Machinery                 1,757,220      15,888,377
       SK Corp. ..................................................             Oil & Gas                    65,600       3,868,305
       SK Telecom Co. Ltd. .......................................    Wireless Telecommunication
                                                                               Services                     43,610       7,329,052
                                                                                                                     -------------
                                                                                                                       175,543,248
                                                                                                                     -------------
       SWEDEN 0.6%
    (a)Oriflame Cosmetics, IDR ...................................         Personal Products               247,050       5,153,863
                                                                                                                     -------------
       TAIWAN 14.3%
       Acer Inc. .................................................      Computers & Peripherals          2,620,254       4,116,758
       Chunghwa Telecom Co. Ltd. .................................   Diversified Telecommunication
                                                                               Services                  3,242,000       6,709,147
       D-Link Corp. ..............................................     Communications Equipment          6,232,787       7,754,880
       Delta Electronics Inc. ....................................      Electronic Equipment &
                                                                              Instruments                4,750,467       7,704,845
       Elan Microelectronics Corp. ...............................         Semiconductors &
                                                                        Semiconductor Equipment          2,725,776       1,509,706
       Elite Semiconductor Memory Technology Inc. ................         Semiconductors &
                                                                        Semiconductor Equipment            411,000         866,197
       Kinpo Electronics Inc. ....................................        Office Electronics             3,946,200       1,747,270


98 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       TEMPLETON DEVELOPING MARKETS SECURITIES FUND                            INDUSTRY              SHARES/RIGHTS       VALUE
----------------------------------------------------------------------------------------------------------------------------------
       LONG TERM INVESTMENTS (CONT.)
       TAIWAN (CONT.)
       Lite-On Technology Corp. ..................................      Computers & Peripherals          7,321,700   $   7,878,043
       MediaTek Inc. .............................................         Semiconductors &
                                                                        Semiconductor Equipment          1,300,000       9,242,684
       Mega Financial Holdings Co. Ltd. ..........................         Commercial Banks             20,210,503      13,022,066
       Premier Image Technology Corp. ............................   Leisure Equipment & Products        5,469,000       6,197,020
       President Chain Store Corp. ...............................     Food & Staples Retailing          5,413,144       9,226,364
       Siliconware Precision Industries Co. Ltd. .................         Semiconductors &
                                                                        Semiconductor Equipment          5,247,000       4,554,861
       Sunplus Technology Co. Ltd. ...............................         Semiconductors &
                                                                        Semiconductor Equipment          5,417,100       8,132,699
       Synnex Technology International Corp. .....................      Electronic Equipment &
                                                                              Instruments                  837,600       1,281,417
       Taiwan Cellular Corp. .....................................    Wireless Telecommunication
                                                                               Services                 12,155,302      12,345,892
       Taiwan Semiconductor Manufacturing Co. ....................         Semiconductors &
                                                                        Semiconductor Equipment          7,669,000      12,535,819
       UNI-President Enterprises Corp. ...........................           Food Products              15,845,600       7,342,911
       Yuanta Core Pacific Securities Co. ........................          Capital Markets              7,065,978       5,169,517
                                                                                                                     -------------
                                                                                                                       127,338,096
                                                                                                                     -------------
       THAILAND 2.6%
       BEC World Public Co. Ltd., fgn. ...........................               Media                   7,775,700       2,961,604
       Kasikornbank Public Co. Ltd., fgn. ........................         Commercial Banks              5,642,800       8,438,236
       Land and House Public Co. Ltd., fgn. ......................        Household Durables             5,978,700       1,329,619
       Siam Cement Public Co. Ltd., fgn. .........................      Construction Materials             177,100       1,195,153
       Siam Commercial Bank Public Co. Ltd., fgn. ................         Commercial Banks              2,300,000       2,969,069
       Siam Makro Public Co. Ltd., fgn. ..........................     Food & Staples Retailing            324,000         463,804
       Thai Airways International Public Co. Ltd., fgn. ..........             Airlines                  2,041,800       2,453,083
    (a)Thai Military Bank Public Co. Ltd., fgn. ..................         Commercial Banks             32,522,400       2,976,232
    (a)True Corp. Public Co. Ltd., rts., 3/28/08 .................   Diversified Telecommunication
                                                                               Services                    344,616              --
                                                                                                                     -------------
                                                                                                                        22,786,800
                                                                                                                     -------------
       TURKEY 3.2%
    (a)Arcelik AS, Br. ...........................................        Household Durables             1,048,826       6,048,682
       Migros Turk TAS ...........................................     Food & Staples Retailing            903,539       6,279,680
       Tupras-Turkiye Petrol Rafineleri AS .......................             Oil & Gas                   657,260       9,281,823
       Turkiye Is Bankasi AS, C ..................................         Commercial Banks              1,143,234       6,593,143
                                                                                                                     -------------
                                                                                                                        28,203,328
                                                                                                                     -------------
       UNITED KINGDOM 1.5%
       HSBC Holdings PLC .........................................         Commercial Banks                543,656       8,643,346
       Provident Financial PLC ...................................         Consumer Finance                328,500       4,395,479
                                                                                                                     -------------
                                                                                                                        13,038,825
                                                                                                                     -------------
       TOTAL LONG TERM INVESTMENTS (COST $645,821,949)............                                                     857,874,595
                                                                                                                     -------------


                                        Quarterly Statements of Investments | 99

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       TEMPLETON DEVELOPING MARKETS SECURITIES FUND                                               PRINCIPAL AMOUNT       VALUE
----------------------------------------------------------------------------------------------------------------------------------
       SHORT TERM INVESTMENTS (COST $27,687,587) 3.1%
       U.S. GOVERNMENT AND AGENCY SECURITIES 3.1%

    (b)U.S. Treasury Bills, 4/07/05 - 6/30/05 ....................                                  $   27,772,000   $  27,688,071
                                                                                                                     -------------
       TOTAL INVESTMENTS (COST $673,509,536) 99.8%................                                                     885,562,666
       OTHER ASSETS, LESS LIABILITIES 0.2%........................                                                       2,105,440
                                                                                                                     -------------
       NET ASSETS 100.0%..........................................                                                   $ 887,668,106
                                                                                                                     =============

See Selected Portfolio Abbreviations on page 127.

(a)   Non-income producing.

(b) A portion or all of the security is traded on a discount basis with no stated coupon rate.


100 | See Notes to Statements of Investments.
    | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------------
       TEMPLETON FOREIGN SECURITIES FUND                                             COUNTRY           SHARES            VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS 83.0%
       AEROSPACE & DEFENSE 1.2%
       BAE Systems PLC .........................................................  United Kingdom         3,544,411   $  17,382,773
    (a)Rolls-Royce Group PLC ...................................................  United Kingdom         1,729,900       7,977,162
    (a)Rolls-Royce Group PLC, B ................................................  United Kingdom        86,495,000         167,553
                                                                                                                     -------------
                                                                                                                        25,527,488
                                                                                                                     -------------
       AIR FREIGHT & LOGISTICS 0.9%
       Deutsche Post AG ........................................................     Germany               753,313      18,338,953
                                                                                                                     -------------
       AIRLINES 0.4%
       Qantas Airways Ltd. .....................................................    Australia            3,060,000       8,391,138
                                                                                                                     -------------
       AUTO COMPONENTS 1.9%
       Autoliv Inc., SDR .......................................................      Sweden               393,611      18,788,713
       GKN PLC .................................................................  United Kingdom         4,440,200      21,293,458
                                                                                                                     -------------
                                                                                                                        40,082,171
                                                                                                                     -------------
       AUTOMOBILES 0.4%
       Volkswagen AG ...........................................................     Germany               181,815       8,654,378
                                                                                                                     -------------
       CAPITAL MARKETS 2.3%
       Amvescap PLC ............................................................  United Kingdom         2,575,100      16,242,504
       Nomura Holdings Inc. ....................................................      Japan              1,327,730      18,573,114
       UBS AG ..................................................................   Switzerland             161,000      13,593,881
                                                                                                                     -------------
                                                                                                                        48,409,499
                                                                                                                     -------------
       CHEMICALS 2.8%
       Akzo Nobel NV ...........................................................   Netherlands             329,003      15,020,787
       BASF AG .................................................................     Germany               324,369      22,979,098
       Bayer AG, Br. ...........................................................     Germany               333,400      11,020,702
       Lonza Group AG ..........................................................   Switzerland             173,400      10,611,002
                                                                                                                     -------------
                                                                                                                        59,631,589
                                                                                                                     -------------
       COMMERCIAL BANKS 6.2%
       Banco Santander Central Hispano SA ......................................      Spain              1,919,500      23,364,537
       DBS Group Holdings Ltd. .................................................    Singapore            1,312,000      11,842,733
       Hana Bank ...............................................................   South Korea             684,000      18,822,605
       Kookmin Bank, ADR .......................................................   South Korea             314,560      14,045,104
       Lloyds TSB Group PLC ....................................................  United Kingdom         1,387,500      12,534,254
       National Australia Bank Ltd. ............................................    Australia              865,300      18,949,200
       Nordea Bank AB, FDR .....................................................      Sweden             2,135,083      21,601,860
       Shinsei Bank Ltd. .......................................................      Japan              1,325,000       7,537,536
       Shinsei Bank Ltd., 144A .................................................      Japan                529,000       3,009,326
                                                                                                                     -------------
                                                                                                                       131,707,155
                                                                                                                     -------------


                                       Quarterly Statements of Investments | 101

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       TEMPLETON FOREIGN SECURITIES FUND                                             COUNTRY           SHARES            VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       COMMERCIAL SERVICES & SUPPLIES 1.6%
       Rentokil Initial PLC ....................................................  United Kingdom         6,633,900   $  20,310,544
       Securitas AB, B .........................................................      Sweden               809,980      12,945,199
                                                                                                                     -------------
                                                                                                                        33,255,743
                                                                                                                     -------------
       COMPUTERS & PERIPHERALS 1.3%
       Compal Electronics Inc. .................................................      Taiwan            11,949,000      10,903,757
       Lite-On Technology Corp. ................................................      Taiwan             9,104,000       9,795,772
       NEC Corp. ...............................................................      Japan              1,058,000       6,393,584
                                                                                                                     -------------
                                                                                                                        27,093,113
                                                                                                                     -------------
       CONSTRUCTION MATERIALS 0.5%
       Cemex SA, ADR ...........................................................      Mexico               315,900      11,451,375
                                                                                                                     -------------
       DIVERSIFIED FINANCIAL SERVICES 1.0%
       ING Groep NV ............................................................   Netherlands             728,310      21,997,619
                                                                                                                     -------------
       DIVERSIFIED TELECOMMUNICATION SERVICES 7.2%
       BCE Inc. ................................................................      Canada               815,260      20,390,768
       China Telecom Corp. Ltd., H .............................................      China             39,562,000      13,822,314
       Chunghwa Telecom Co. Ltd., ADR ..........................................      Taiwan               728,900      15,445,391
       KT Corp., ADR ...........................................................   South Korea             420,880       8,968,953
       Nippon Telegraph & Telephone Corp. ......................................      Japan                  7,388      32,313,457
       Telefonica SA, ADR ......................................................      Spain                347,913      18,081,039
       Telefonos de Mexico SA de CV (Telmex), L, ADR ...........................      Mexico               780,969      26,966,860
       Telenor ASA .............................................................      Norway             2,003,100      18,016,332
                                                                                                                     -------------
                                                                                                                       154,005,114
                                                                                                                     -------------
       ELECTRIC UTILITIES 2.8%
       E.ON AG .................................................................     Germany               188,653      16,164,737
       Endesa SA ...............................................................      Spain                547,398      12,311,364
       Hong Kong Electric Holdings Ltd. ........................................    Hong Kong            3,653,500      16,254,537
       Iberdrola SA, Br. .......................................................      Spain                528,222      13,817,871
                                                                                                                     -------------
                                                                                                                        58,548,509
                                                                                                                     -------------
       ELECTRICAL EQUIPMENT 0.9%
       Kidde PLC ...............................................................  United Kingdom         2,724,071       8,597,506
    (a)Vestas Wind Systems AS ..................................................     Denmark               502,800       7,260,523
    (a)Vestas Wind Systems AS, 144A ............................................     Denmark               167,600       2,420,175
                                                                                                                     -------------
                                                                                                                        18,278,204
                                                                                                                     -------------
       ELECTRONIC EQUIPMENT & INSTRUMENTS 2.2%
       Hitachi Ltd. ............................................................      Japan              3,361,867      20,880,383
       Mabuchi Motor Co. Ltd. ..................................................      Japan                303,100      18,203,525
       Venture Corp. Ltd. ......................................................    Singapore              885,000       7,130,611
                                                                                                                     -------------
                                                                                                                        46,214,519
                                                                                                                     -------------


102 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       TEMPLETON FOREIGN SECURITIES FUND                                             COUNTRY           SHARES            VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       ENERGY EQUIPMENT & SERVICES 0.3%
       IHC Caland NV ...........................................................   Netherlands             115,874   $   7,360,131
                                                                                                                     -------------
       FOOD & STAPLES RETAILING 0.9%
       Boots Group PLC .........................................................  United Kingdom         1,682,900      19,846,344
                                                                                                                     -------------
       FOOD PRODUCTS 2.3%
       Nestle SA ...............................................................   Switzerland              78,278      21,414,877
       Unilever PLC ............................................................  United Kingdom         2,751,334      27,194,596
                                                                                                                     -------------
                                                                                                                        48,609,473
                                                                                                                     -------------
       HEALTH CARE EQUIPMENT & SUPPLIES 1.0%
       Olympus Corp. ...........................................................      Japan                956,000      22,288,539
                                                                                                                     -------------
       HOTELS RESTAURANTS & LEISURE 0.9%
       Compass Group PLC .......................................................  United Kingdom         4,131,400      18,856,105
                                                                                                                     -------------
       HOUSEHOLD DURABLES 3.4%
       Koninklijke Philips Electronics NV ......................................   Netherlands             951,239      26,203,063
       Persimmon PLC ...........................................................  United Kingdom           614,500       8,773,926
       Sony Corp. ..............................................................      Japan                956,454      38,086,903
                                                                                                                     -------------
                                                                                                                        73,063,892
                                                                                                                     -------------
       INDUSTRIAL CONGLOMERATES 2.6%
       Hutchison Whampoa Ltd. ..................................................    Hong Kong            1,962,000      16,665,598
       Smiths Group PLC ........................................................  United Kingdom         1,293,800      20,820,417
       Swire Pacific Ltd., B ...................................................    Hong Kong           12,648,627      18,812,105
                                                                                                                     -------------
                                                                                                                        56,298,120
                                                                                                                     -------------
       INSURANCE 5.6%
       ACE Ltd. ................................................................     Bermuda               558,903      23,065,927
       AMP Ltd. ................................................................    Australia            3,157,400      17,267,679
       AXA SA ..................................................................      France               479,792      12,781,102
       AXA SA, 144A ............................................................      France                40,480       1,078,340
       Sompo Japan Insurance Inc. ..............................................      Japan              1,694,000      17,677,758
       Swiss Reinsurance Co. ...................................................   Switzerland             422,015      30,217,008
       XL Capital Ltd., A ......................................................     Bermuda               232,228      16,806,340
                                                                                                                     -------------
                                                                                                                       118,894,154
                                                                                                                     -------------
       IT SERVICES 0.8%
       Satyam Computers Services Ltd. ..........................................      India              1,738,866      16,263,921
                                                                                                                     -------------
       MACHINERY 0.8%
       Volvo AB, B .............................................................      Sweden               369,264      16,320,859
                                                                                                                     -------------
       MEDIA 5.0%
       British Sky Broadcasting Group PLC ......................................  United Kingdom         2,237,900      24,551,640
    (b)Pearson PLC .............................................................  United Kingdom         2,229,000      27,171,111


                                       Quarterly Statements of Investments | 103

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       TEMPLETON FOREIGN SECURITIES FUND                                             COUNTRY           SHARES            VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       MEDIA (CONT.)
       Reed Elsevier NV ........................................................   Netherlands             877,400   $  13,227,593
    (b)VNU NV ..................................................................   Netherlands             533,714      15,566,630
       Wolters Kluwer NV .......................................................   Netherlands             380,280       6,945,731
       Yell Group PLC ..........................................................  United Kingdom         2,000,000      17,878,404
                                                                                                                     -------------
                                                                                                                       105,341,109
                                                                                                                     -------------
       METALS & MINING 2.1%
       Alcan Inc. ..............................................................      Canada                55,334       2,104,563
       Barrick Gold Corp. ......................................................      Canada               701,894      16,829,903
       BHP Billiton Ltd. .......................................................    Australia            1,338,050      18,470,047
       POSCO, ADR ..............................................................   South Korea             165,547       8,171,400
                                                                                                                     -------------
                                                                                                                        45,575,913
                                                                                                                     -------------
       MULTI-UTILITIES & UNREGULATED POWER 1.8%
       National Grid Transco PLC ...............................................  United Kingdom         1,742,960      16,157,124
       Suez SA .................................................................      France               861,400      23,181,188
                                                                                                                     -------------
                                                                                                                        39,338,312
                                                                                                                     -------------
       OIL & GAS 5.6%
       BP PLC ..................................................................  United Kingdom         2,849,920      29,542,478
       Eni SpA .................................................................      Italy                845,840      21,962,038
       Repsol YPF SA ...........................................................      Spain                902,215      23,881,921
       Shell Transport & Trading Co. PLC .......................................  United Kingdom         3,458,953      31,051,021
       Total SA, B .............................................................      France                54,077      12,652,993
                                                                                                                     -------------
                                                                                                                       119,090,451
                                                                                                                     -------------
       PAPER & FOREST PRODUCTS 2.2%
       Stora Enso OYJ, R .......................................................     Finland             1,731,630      24,307,575
       UPM-Kymmene Corp. .......................................................     Finland             1,013,779      22,452,347
                                                                                                                     -------------
                                                                                                                        46,759,922
                                                                                                                     -------------
       PHARMACEUTICALS 5.6%
       GlaxoSmithKline PLC .....................................................  United Kingdom         1,380,189      31,640,037
       Ono Pharmaceutical Co. Ltd. .............................................      Japan                299,000      15,587,149
       Sanofi-Aventis ..........................................................      France               500,723      42,222,925
       Shire Pharmaceuticals Group PLC .........................................  United Kingdom           928,000      10,601,856
       Takeda Pharmaceutical Co. Ltd. ..........................................      Japan                401,200      19,119,015
                                                                                                                     -------------
                                                                                                                       119,170,982
                                                                                                                     -------------
       REAL ESTATE 2.3%
       Cheung Kong Holdings Ltd. ...............................................    Hong Kong            5,614,137      49,846,975
                                                                                                                     -------------
       ROAD & RAIL 0.3%
       East Japan Railway Co. ..................................................      Japan                  1,100       5,908,794
                                                                                                                     -------------


104 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       TEMPLETON FOREIGN SECURITIES FUND                                             COUNTRY           SHARES            VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.0%
       Samsung Electronics Co. Ltd. ............................................   South Korea              69,750  $   34,412,285
       Taiwan Semiconductor Manufacturing Co. ..................................      Taiwan             5,483,234       8,962,945
                                                                                                                    --------------
                                                                                                                        43,375,230
                                                                                                                    --------------
       SOFTWARE 1.9%
    (a)Check Point Software Technologies Ltd. ..................................      Israel               842,050      18,306,167
       Nintendo Co. Ltd. .......................................................      Japan                196,000      21,385,806
                                                                                                                    --------------
                                                                                                                        39,691,973
                                                                                                                    --------------
       WIRELESS TELECOMMUNICATION SERVICES 2.0%
       China Mobile (Hong Kong) Ltd., fgn. .....................................      China              2,932,000       9,586,061
       SK Telecom Co. Ltd., ADR ................................................   South Korea             546,520      10,777,374
       Vodafone Group PLC, ADR .................................................  United Kingdom           835,590      22,193,270
                                                                                                                    --------------
                                                                                                                        42,556,705
                                                                                                                    --------------
       TOTAL COMMON STOCKS (COST $1,411,295,929)................................                                     1,766,044,471
                                                                                                                    --------------
       PREFERRED STOCKS 0.8%
       AUTOMOBILES 0.3%
       Volkswagen AG, pfd. .....................................................     Germany               160,254       5,777,146
                                                                                                                    --------------
       METALS & MINING 0.5%
       Cia Vale do Rio Doce, ADR, pfd., A ......................................      Brazil               398,376      10,584,850
                                                                                                                    --------------
       TOTAL PREFERRED STOCKS (COST $8,049,894).................................                                        16,361,996
                                                                                                                    --------------
       MUTUAL FUND (COST $6,368,163) 0.6%
       DIVERSIFIED FINANCIAL SERVICES 0.6%
       Rodamco Europe NV .......................................................   Netherlands             164,000      12,266,570
                                                                                                                    --------------
       TOTAL LONG TERM INVESTMENTS (COST $1,425,713,986)........................                                     1,794,673,037
                                                                                                                    --------------
       SHORT TERM INVESTMENT (COST $328,245,443) 15.4%
       MONEY FUND 15.4%
    (c)Franklin Institutional Fiduciary Trust Money Market Portfolio ...........  United States        328,245,443     328,245,443
                                                                                                                    --------------
       TOTAL INVESTMENTS (COST $1,753,959,429) 99.8%............................                                     2,122,918,480
       OTHER ASSETS, LESS LIABILITIES 0.2%......................................                                         3,713,934
                                                                                                                    --------------
       NET ASSETS 100.0%........................................................                                    $2,126,632,414
                                                                                                                    ==============

See Selected Portfolio Abbreviations on page 127.

(a)   Non-income producing.

(b)   Security purchased on a when-issued or delayed delivery basis.

(c) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.


                                       Quarterly Statements of Investments |
                                   See Notes to Statements of Investments. | 105

                       This page intentionally left blank.


106 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------------
       TEMPLETON GLOBAL ASSET ALLOCATION FUND                                         COUNTRY             SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS 64.6%
       AEROSPACE & DEFENSE 1.8%
       BAE Systems PLC .........................................................  United Kingdom           667,495   $   3,273,580
       Boeing Co. ..............................................................  United States            116,600       6,816,436
    (a)Rolls-Royce Group PLC ..................................................   United Kingdom           464,247       2,140,802
    (a)Rolls-Royce Group PLC, B ...............................................   United Kingdom        23,212,350          44,966
                                                                                                                     -------------
                                                                                                                        12,275,784
                                                                                                                     -------------
       AIR FREIGHT & LOGISTICS 0.9%
       Deutsche Post AG ........................................................     Germany               255,240       6,213,665
                                                                                                                     -------------
       AUTO COMPONENTS 1.8%
       Autoliv Inc., SDR .......................................................      Sweden               129,000       6,157,714
       Valeo SA ................................................................      France               140,790       6,267,229
                                                                                                                     -------------
                                                                                                                        12,424,943
                                                                                                                     -------------
       AUTOMOBILES 0.5%
       Volkswagen AG ...........................................................     Germany                70,650       3,362,934
                                                                                                                     -------------
       CAPITAL MARKETS 1.8%
       Amvescap PLC ............................................................  United Kingdom           587,500       3,705,670
       Morgan Stanley ..........................................................  United States             30,900       1,769,025
       Nomura Holdings Inc. ....................................................      Japan                309,600       4,330,878
       UBS AG ..................................................................   Switzerland              29,200       2,465,474
                                                                                                                     -------------
                                                                                                                        12,271,047
                                                                                                                     -------------
       CHEMICALS 2.4%
       Akzo Nobel NV ...........................................................   Netherlands              63,665       2,906,655
       BASF AG .................................................................     Germany                61,740       4,373,814
       Bayer AG, Br. ...........................................................     Germany               109,940       3,634,121
       Dow Chemical Co. ........................................................  United States            116,800       5,822,480
                                                                                                                     -------------
                                                                                                                        16,737,070
                                                                                                                     -------------
       COMMERCIAL BANKS 4.1%
       Banco Santander Central Hispano SA ......................................      Spain                445,400       5,421,498
       DBS Group Holdings Ltd. .................................................    Singapore              476,000       4,296,601
       Kookmin Bank, ADR .......................................................   South Korea             164,670       7,352,516
       Lloyds TSB Group PLC ....................................................  United Kingdom           343,900       3,106,688
       National Australia Bank Ltd. ............................................    Australia              148,100       3,243,241
       Nordea Bank AB, FDR .....................................................      Sweden               480,660       4,863,113
                                                                                                                     -------------
                                                                                                                        28,283,657
                                                                                                                     -------------
       COMMERCIAL SERVICES & SUPPLIES 2.5%
       H&R Block Inc. ..........................................................  United States             91,900       4,648,302
       R.R. Donnelley & Sons Co. ...............................................  United States            103,660       3,277,729
       Rentokil Initial PLC ....................................................  United Kingdom         1,443,100       4,418,238
       Securitas AB, B .........................................................      Sweden               299,200       4,781,851
                                                                                                                     -------------
                                                                                                                        17,126,120
                                                                                                                     -------------


                                       Quarterly Statements of Investments | 107

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       TEMPLETON GLOBAL ASSET ALLOCATION FUND                                        COUNTRY           SHARES            VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       COMPUTERS & PERIPHERALS 0.9%
    (a)Maxtor Corp. ...........................................................   United States            276,400   $   1,470,448
       NEC Corp. ...............................................................      Japan                319,000       1,927,744
    (a)Western Digital Corp. ..................................................   United States            216,100       2,755,275
                                                                                                                     -------------
                                                                                                                         6,153,467
                                                                                                                     -------------
       CONSUMER FINANCE 0.4%
       Fannie Mae ..............................................................  United States             50,400       2,744,280
                                                                                                                     -------------
       CONTAINERS & PACKAGING 0.9%
       Temple-Inland Inc. ......................................................  United States             86,733       6,292,479
                                                                                                                     -------------
       DIVERSIFIED FINANCIAL SERVICES 1.7%
       ING Groep NV ............................................................   Netherlands             210,732       6,364,875
       JPMorgan Chase & Co. ....................................................  United States            154,870       5,358,502
                                                                                                                     -------------
                                                                                                                        11,723,377
                                                                                                                     -------------
       DIVERSIFIED TELECOMMUNICATION SERVICES 3.8%
       Chunghwa Telecom Co. Ltd., ADR ..........................................      Taiwan               141,200       2,992,028
       KT Corp., ADR ...........................................................   South Korea             208,260       4,438,020
       Nippon Telegraph & Telephone Corp. ......................................      Japan                  1,152       5,038,590
       Nippon Telegraph & Telephone Corp., ADR .................................      Japan                  5,680         124,108
       Telefonica SA, ADR ......................................................      Spain                 96,339       5,006,738
       Telefonos de Mexico SA de CV (Telmex), L, ADR ...........................      Mexico               151,858       5,243,657
       Telenor ASA .............................................................      Norway               425,300       3,825,244
                                                                                                                     -------------
                                                                                                                        26,668,385
                                                                                                                     -------------
       ELECTRIC UTILITIES 1.6%
       E.ON AG .................................................................     Germany                72,990       6,254,150
       Endesa SA ...............................................................      Spain                122,000       2,743,865
       Endesa SA, ADR ..........................................................      Spain                 88,000       1,987,920
                                                                                                                     -------------
                                                                                                                        10,985,935
                                                                                                                     -------------
       ELECTRICAL EQUIPMENT 1.0%
       Kidde PLC ...............................................................  United Kingdom           909,500       2,870,495
    (a)Vestas Wind Systems AS .................................................      Denmark               204,300       2,950,129
    (a)Vestas Wind Systems AS, 144A ...........................................      Denmark                68,100         983,377
                                                                                                                     -------------
                                                                                                                         6,804,001
                                                                                                                     -------------
       ELECTRONIC EQUIPMENT & INSTRUMENTS 0.8%
       Hitachi Ltd. ............................................................      Japan                845,000       5,248,252
                                                                                                                     -------------
       FOOD & STAPLES RETAILING 0.6%
       Boots Group PLC .........................................................  United Kingdom           364,800       4,302,066
                                                                                                                     -------------
       FOOD PRODUCTS 1.6%
       Nestle SA ...............................................................   Switzerland              22,300       6,100,715
       Unilever PLC ............................................................  United Kingdom           513,650       5,076,993
                                                                                                                     -------------
                                                                                                                        11,177,708
                                                                                                                     -------------


108 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       TEMPLETON GLOBAL ASSET ALLOCATION FUND                                        COUNTRY           SHARES            VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       HEALTH CARE EQUIPMENT & SUPPLIES 0.0%(b)
       Olympus Corp. ...........................................................      Japan                 14,100   $     328,733
                                                                                                                     -------------
       HEALTH CARE PROVIDERS & SERVICES 1.2%
       AmerisourceBergen Corp. .................................................  United States             70,700       4,050,403
    (a)Tenet Healthcare Corp. ..................................................  United States            376,600       4,342,198
                                                                                                                     -------------
                                                                                                                         8,392,601
                                                                                                                     -------------
       HOUSEHOLD DURABLES 1.9%
       Koninklijke Philips Electronics NV ......................................   Netherlands             212,837       5,862,860
       Sony Corp. ..............................................................      Japan                 41,300       1,644,605
       Sony Corp., ADR .........................................................      Japan                136,900       5,478,738
                                                                                                                     -------------
                                                                                                                        12,986,203
                                                                                                                     -------------
       INDUSTRIAL CONGLOMERATES 1.5%
       Smiths Group PLC ........................................................  United Kingdom           278,600       4,483,358
       Swire Pacific Ltd., A ...................................................    Hong Kong              780,000       6,175,435
                                                                                                                     -------------
                                                                                                                        10,658,793
                                                                                                                     -------------
       INSURANCE 3.1%
       ACE Ltd. ................................................................     Bermuda               101,700       4,197,159
       AXA SA ..................................................................      France               210,734       5,613,709
       Swiss Reinsurance Co. ...................................................   Switzerland              95,570       6,842,978
       XL Capital Ltd., A ......................................................     Bermuda                68,810       4,979,780
                                                                                                                     -------------
                                                                                                                        21,633,626
                                                                                                                     -------------
       IT SERVICES 1.1%
    (a)BearingPoint Inc. .......................................................  United States            410,000       3,595,700
       Satyam Computers Services Ltd. ..........................................      India                431,198       4,033,071
                                                                                                                     -------------
                                                                                                                         7,628,771
                                                                                                                     -------------
       LEISURE EQUIPMENT & PRODUCTS 0.4%
       Mattel Inc. .............................................................  United States            131,100       2,798,985
                                                                                                                     -------------
       MACHINERY 1.1%
       Atlas Copco AB, A .......................................................      Sweden                51,630       2,471,820
       Volvo AB, B .............................................................      Sweden               124,268       5,492,440
                                                                                                                     -------------
                                                                                                                         7,964,260
                                                                                                                     -------------
       MEDIA 5.6%
       British Sky Broadcasting Group PLC ......................................  United Kingdom           783,600       8,596,749
    (a)DIRECTV Group Inc. ......................................................  United States            420,900       6,069,378
       John Fairfax Holdings Ltd. ..............................................    Australia              854,680       2,759,631
       News Corp. Ltd., A ......................................................  United States            198,500       3,358,620
       Pearson PLC .............................................................  United Kingdom           364,400       4,441,971
       Reed Elsevier NV ........................................................   Netherlands             501,600       7,562,070


                                       Quarterly Statements of Investments | 109

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
      TEMPLETON GLOBAL ASSET ALLOCATION FUND                                         COUNTRY           SHARES            VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       MEDIA (CONT.)
    (a)Time Warner Inc. ........................................................  United States            110,900   $   1,946,295
       Wolters Kluwer NV .......................................................   Netherlands             215,741       3,940,462
                                                                                                                     -------------
                                                                                                                        38,675,176
                                                                                                                     -------------
       METALS & MINING 1.0%
       BHP Billiton Ltd. .......................................................    Australia              275,400       3,801,540
       POSCO, ADR ..............................................................   South Korea              57,100       2,818,456
                                                                                                                     -------------
                                                                                                                         6,619,996
                                                                                                                     -------------
       MULTI-UTILITIES & UNREGULATED POWER 1.5%
       National Grid Transco PLC ...............................................  United Kingdom           420,100       3,894,299
       Suez SA .................................................................      France               229,280       6,170,168
                                                                                                                     -------------
                                                                                                                        10,064,467
                                                                                                                     -------------
       MULTILINE RETAIL 0.8%
       Target Corp. ............................................................  United States            107,000       5,352,140
                                                                                                                     -------------
       OIL & GAS 3.2%
       BP PLC ..................................................................  United Kingdom           497,510       5,157,225
       El Paso Corp. ...........................................................  United States            409,100       4,328,278
       Eni SpA .................................................................      Italy                224,025       5,816,757
       Shell Transport & Trading Co. PLC .......................................  United Kingdom           756,100       6,787,509
                                                                                                                     -------------
                                                                                                                        22,089,769
                                                                                                                     -------------
       PAPER & FOREST PRODUCTS 0.8%
       Stora Enso OYJ, R .......................................................     Finland               416,260       5,849,213
                                                                                                                     -------------
       PHARMACEUTICALS 5.4%
       Abbott Laboratories .....................................................  United States            118,000       5,501,160
       Bristol-Myers Squibb Co. ................................................  United States            217,420       5,535,513
       GlaxoSmithKline PLC .....................................................  United Kingdom           290,761       6,665,528
       Ono Pharmaceutical Co. Ltd. .............................................      Japan                 84,200       4,389,425
       Pfizer Inc. .............................................................  United States            129,900       3,412,473
       Sanofi-Aventis ..........................................................      France                91,000       7,673,476
       Takeda Pharmaceutical Co. Ltd. ..........................................      Japan                 84,300       4,017,281
                                                                                                                     -------------
                                                                                                                        37,194,856
                                                                                                                     -------------
       REAL ESTATE 1.3%
       Cheung Kong Holdings Ltd. ...............................................    Hong Kong            1,031,500       9,158,514
                                                                                                                     -------------
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1.2%
       Samsung Electronics Co. Ltd. ............................................   South Korea              16,790       8,283,617
                                                                                                                     -------------
       SOFTWARE 2.6%
    (a)BEA Systems Inc. ........................................................  United States            420,700       3,352,979
    (a)BMC Software Inc. .......................................................  United States            291,900       4,378,500


110 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       TEMPLETON GLOBAL ASSET ALLOCATION FUND                                        COUNTRY           SHARES            VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       SOFTWARE (CONT.)
    (a)Check Point Software Technologies Ltd. ..................................      Israel               89,590    $   1,947,687
       Nintendo Co. Ltd. .......................................................      Japan                54,800        5,979,297
    (a)Synopsys Inc. ...........................................................  United States           128,080        2,318,248
                                                                                                                     -------------
                                                                                                                        17,976,711
                                                                                                                     -------------
       WIRELESS TELECOMMUNICATION SERVICES 1.8%
       China Mobile (Hong Kong) Ltd., fgn. .....................................      China               928,000        3,034,060
       SK Telecom Co. Ltd., ADR ................................................   South Korea            198,040        3,905,349
       Vodafone Group PLC, ADR .................................................  United Kingdom          218,000        5,790,080
                                                                                                                     -------------
                                                                                                                        12,729,489
                                                                                                                     -------------
       TOTAL COMMON STOCKS (COST $352,134,199)..................................                                       447,181,090
                                                                                                                     -------------
       PREFERRED STOCK (COST $1,226,665) 0.5%
       METALS & MINING 0.5%
       Cia Vale do Rio Doce, ADR, pfd., A ......................................      Brazil              140,520        3,733,616
                                                                                                                     -------------

                                                                                                  -------------------
                                                                                                  PRINCIPAL AMOUNT(c)
                                                                                                  -------------------

       FOREIGN GOVERNMENT AND AGENCY SECURITIES 29.6%
       Federal Republic of Germany,
         5.00%, 8/19/05 ........................................................     Germany            3,268,000 EUR    4,344,526
         6.00%, 7/04/07 ........................................................     Germany            2,092,000 EUR    2,916,456
         5.00%, 7/04/11 ........................................................     Germany            1,395,000 EUR    1,989,615
       French Treasury Note, 4.75%, 7/12/07 ....................................      France              550,000 EUR      747,326
       Government of Canada, 6.00%,
         6/01/08 ...............................................................      Canada            2,212,000 CAD    1,965,085
         6/01/11 ...............................................................      Canada            6,849,000 CAD    6,266,230
       Government of Finland, 3.00%, 7/04/08 ...................................     Finland            1,850,000 EUR    2,418,528
       Government of France,
         3.00%, 7/12/08 ........................................................      France            2,100,000 EUR    2,742,628
         4.00%, 10/25/09 .......................................................      France            6,420,000 EUR    8,680,661
       Government of Hungary, 8.50%, 10/12/05 ..................................     Hungary           92,400,000 HUF      486,050
       Government of Italy,
         7.75%, 11/01/06 .......................................................      Italy               974,190 EUR    1,366,137
         5.00%, 2/01/12 ........................................................      Italy             1,810,000 EUR    2,581,156
       Government of Malaysia, 4.305%, 2/27/09 .................................     Malaysia           5,000,000 MYR    1,348,684
       Government of Netherlands,
         5.75%, 2/15/07 ........................................................   Netherlands          1,958,000 EUR    2,688,402
         5.00%, 7/15/12 ........................................................   Netherlands          1,760,000 EUR    2,516,812
       Government of New Zealand, 7.00%, 7/15/09 ...............................   New Zealand         20,308,000 NZD   14,811,890
       Government of Spain,
         10.15%, 1/31/06 .......................................................      Spain             2,450,000 EUR    3,379,020
         4.80%, 10/31/06 .......................................................      Spain             2,630,000 EUR    3,535,395
       Indonesia Recapital Bond,
         14.00%, 6/15/09 .......................................................    Indonesia      18,000,000,000 IDR    2,135,939
         14.275%, 12/15/13 .....................................................    Indonesia      16,853,000,000 IDR    2,098,841


                                       Quarterly Statements of Investments | 111

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       TEMPLETON GLOBAL ASSET ALLOCATION FUND                                        COUNTRY     PRINCIPAL AMOUNT(c)      VALUE
----------------------------------------------------------------------------------------------------------------------------------
       FOREIGN GOVERNMENT AND AGENCY SECURITIES (CONT.)
       Kingdom of Belgium,
         7.50%, 7/29/08 ........................................................      Belgium         4,193,000 EUR  $   6,239,250
         5.00%, 9/28/12 .......................................................       Belgium         1,760,000 EUR      2,517,952
       Kingdom of Denmark,
         5.00%, 8/15/05 ........................................................      Denmark        11,696,000 DKK      2,054,891
         6.00%, 11/15/11 .......................................................      Denmark        14,660,000 DKK      2,954,521
         5.00%, 11/15/13 .......................................................      Denmark        25,080,000 DKK      4,833,306
       Kingdom of Norway, 6.75%, 1/15/07 .......................................      Norway         50,000,000 NOK      8,449,916
       Kingdom of Sweden,
         8.00%, 8/15/07 ........................................................      Sweden         41,865,000 SEK      6,657,449
         5.50%, 10/08/12 .......................................................      Sweden         49,110,000 SEK      7,856,482
      (d)Index Linked, 3.50%, 12/01/15 .........................................      Sweden         20,400,000 SEK      3,630,244
       Korea Treasury Bond,
         6.90%, 1/16/07 ........................................................    South Korea  12,400,000,000 KRW     12,814,056
         4.75%, 3/03/07 ........................................................    South Korea  11,800,000,000 KRW     11,779,647
       New South Wales Treasury Corp.,
         6.50%, 5/01/06 ........................................................     Australia        9,688,000 AUD      7,540,383
         8.00%, 3/01/08 ........................................................     Australia        2,430,000 AUD      1,983,124
       Queensland Treasury Corp., 6.00%,
         7/14/09 ...............................................................     Australia          300,000 AUD        233,388
         8/14/13 ...............................................................     Australia        2,800,000 AUD      2,184,957
       Republic of Austria, 5.00%,
         1/15/08 ...............................................................      Austria         4,900,000 EUR      6,745,019
         7/15/12 ...............................................................      Austria         4,800,000 EUR      6,863,186
       Republic of Poland,
         8.50%, 11/12/06 .......................................................      Poland            620,000 PLN        205,254
         8.50%, 5/12/07 ........................................................      Poland         15,700,000 PLN      5,281,512
         6.00%, 5/24/09 ........................................................      Poland         24,850,000 PLN      8,018,235
       Republic of Singapore, 4.00%, 3/01/07 ...................................     Singapore       10,550,000 SGD      6,617,030
    (e)Republic of Slovakia, Strip, 1/14/07 ....................................  Slovak Republic   181,500,000 SKK      5,799,703
       Republic of Philippines, 9.00%, 2/15/13 .................................    Philippines       1,425,000          1,475,374
    (f)Republic of Ukraine, 144A, FRN, 6.365%, 8/05/09 .........................      Ukraine         1,100,000          1,177,000
       Russian Federation, Reg S, 5.00% to 3/31/07, 7.50% thereafter,
         3/31/30 ...............................................................      Russia          3,280,000          3,363,640
       Thailand Government Bond,
         8.50%, 10/14/05 .......................................................     Thailand        67,800,000 THB      1,790,539
         8.00%, 12/08/06 .......................................................     Thailand       159,750,000 THB      4,426,855
    (e)Thailand Treasury Bill, Strip, 3/09/06 ..................................     Thailand        37,075,000 THB        927,744
       United Kingdom, 7.50%, 12/07/06 .........................................  United Kingdom        867,000 GBP      1,713,338
                                                                                                                     -------------
       TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
         (COST $164,388,634)....................................................                                       205,153,376
                                                                                                                     -------------
       TOTAL LONG TERM INVESTMENTS (COST $517,749,498)..........................                                       656,068,082
                                                                                                                     -------------


112 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       TEMPLETON GLOBAL ASSET ALLOCATION FUND                                        COUNTRY     PRINCIPAL AMOUNT(c)     VALUE
----------------------------------------------------------------------------------------------------------------------------------
       SHORT TERM INVESTMENTS 4.6%
       FOREIGN GOVERNMENT SECURITIES 0.6%
    (e)Bank of Thailand Bond, 2/23/06 ..........................................     Thailand       139,000,000 THB  $   3,475,000
    (e)Norwegian Treasury Bill, 9/21/05 ........................................      Norway          5,900,000 NOK        922,897
                                                                                                                     -------------
       TOTAL FOREIGN GOVERNMENT SECURITIES (COST $4,497,561)....................                                         4,397,897
                                                                                                                     -------------
       TOTAL INVESTMENTS BEFORE MONEY FUND (COST $522,247,059)..................                                       660,465,979
                                                                                                                     -------------

                                                                                                     ----------
                                                                                                       SHARES
                                                                                                     ----------

       MONEY FUND (COST $27,534,847) 4.0%
    (g)Franklin Institutional Fiduciary Trust Money Market Portfolio ...........   United States     27,534,847         27,534,847
                                                                                                                     -------------
       TOTAL INVESTMENTS (COST $549,781,906) 99.3%..............................                                       688,000,826
       OTHER ASSETS, LESS LIABILITIES 0.7%......................................                                         4,699,161
                                                                                                                     -------------
       NET ASSETS 100.0%........................................................                                     $ 692,699,987
                                                                                                                     =============

CURRENCY ABBREVIATIONS:

AUD - Australian Dollar
CAD - Canadian Dollar
DKK - Danish Krone
EUR - Euro
GBP - British Pound
HUF - Hungarian Forint
IDR - Indonesian Rupiah
KRW - South Korean Won
MYR - Malaysian Ringgit
NOK - Norwegian Krone
NZD - New Zealand Dollar
PLN - Polish Zloty
SEK - Swedish Krona
SGD - Singapore Dollar
SKK - Slovak Koruna
THB - Thai Baht

See Selected Portfolio Abbreviations on page 127.

(a)   Non-income producing.

(b)   Rounds to less than 0.05% of net assets.

(c)   The principal amount is stated in U.S. dollars unless otherwise indicated.

(d) Redemption price at maturity is adjusted for changes in underlying inflation index.

(e) A portion or all of the security is traded on a discount basis with no stated coupon rate.

(f)   The coupon shown represents the rate at period end.

(g) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.


                                       Quarterly Statements of Investments |
                                    See Notes to Statements of Investments.| 113

                       This page intentionally left blank.


114 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------------
       TEMPLETON GLOBAL INCOME SECURITIES FUND                                                  PRINCIPAL AMOUNT(b)      VALUE
----------------------------------------------------------------------------------------------------------------------------------
       LONG TERM INVESTMENTS 94.0%
       ARGENTINA 2.5%
    (a)Republic of Argentina, FRN, 3.01%, 8/03/12 ..............................................  $   2,177,000      $   1,842,569
                                                                                                                     -------------
       AUSTRALIA 4.7%
       New South Wales Treasury Corp., 8.00%, 3/01/08 ..........................................      1,990,000 AUD      1,624,039
       Queensland Treasury Corp., 6.00%,
           8/14/13 .............................................................................      2,200,000 AUD      1,716,752
           10/14/15 ............................................................................        200,000 AUD        155,325
                                                                                                                     -------------
                                                                                                                         3,496,116
                                                                                                                     -------------
       AUSTRIA 2.4%
       Republic of Austria,
           5.50%, 10/20/07 .....................................................................        425,000 EUR        589,434
           5.00%, 7/15/12 ......................................................................        850,000 EUR      1,215,356
                                                                                                                     -------------
                                                                                                                         1,804,790
                                                                                                                     -------------
       BELGIUM 1.4%
       Kingdom of Belgium, 7.50%, 7/29/08 ......................................................        686,000 EUR      1,020,779
                                                                                                                     -------------
       BRAZIL 0.5%
    (a)Republic of Brazil, FRN, 3.125%, 4/15/12 ................................................        403,239            379,296
                                                                                                                     -------------
       CANADA 5.1%
       Government of Canada,
           8.75%, 12/01/05 .....................................................................        345,000 CAD        296,390
           3.00%, 6/01/06 ......................................................................      1,700,000 CAD      1,405,865
           5.75%, 9/01/06 ......................................................................        200,000 CAD        171,412
           6.00%, 6/01/11 ......................................................................        937,000 CAD        857,272
       Province of Alberta,
           7.50%, 12/01/05 .....................................................................        930,000 CAD        792,205
           5.00%, 12/16/08 .....................................................................        170,000 CAD        146,772
           senior note, 7.25%, 10/28/05 ........................................................        150,000 CAD        126,970
                                                                                                                     -------------
                                                                                                                         3,796,886
                                                                                                                     -------------
       DENMARK 1.8%
       Kingdom of Denmark,
           7.00%, 11/15/07 .....................................................................     1,450,000D KK         279,690
           5.00%, 11/15/13 .....................................................................     3,950,000D KK         761,226
           7.00%, 11/10/24 .....................................................................     1,300,000D KK         315,193
                                                                                                                     -------------
                                                                                                                         1,356,109
                                                                                                                     -------------
       FINLAND 2.3%
       Government of Finland,
           5.00%, 4/25/09 ......................................................................        660,000 EUR        923,870
           5.375%, 7/04/13 .....................................................................        540,000 EUR        794,429
                                                                                                                     -------------
                                                                                                                         1,718,299
                                                                                                                     -------------


                                       Quarterly Statements of Investments | 115

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       TEMPLETON GLOBAL INCOME SECURITIES FUND                                                   PRINCIPAL AMOUNT(b)     VALUE
----------------------------------------------------------------------------------------------------------------------------------
       LONG TERM INVESTMENTS (CONT.)
       FRANCE 1.5%
       Government of France, 4.00%, 10/25/09 ...................................................        845,000 EUR  $   1,142,548
                                                                                                                     -------------
       GERMANY 2.5%
       Federal Republic of Germany, 4.00%, 2/16/07 .............................................        110,000 EUR        146,481
       Kreditanstalt Fuer Wiederaufbau KFW, senior note, 6.375%, 2/17/15 .......................      2,530,000 NZD      1,748,725
                                                                                                                     -------------
                                                                                                                         1,895,206
                                                                                                                     -------------
       GREECE 1.8%
       Hellenic Republic,
           3.25%, 6/21/07 ......................................................................        270,000 EUR        354,577
           4.60%, 5/20/13 ......................................................................        700,000 EUR        969,518
                                                                                                                     -------------
                                                                                                                         1,324,095
                                                                                                                     -------------
       HUNGARY 1.1%
       Government of Hungary,
           9.25%, 5/12/05 ......................................................................     31,800,000 HUF        166,821
           8.50%, 10/12/05 .....................................................................    101,100,000 HUF        531,815
           7.00%, 4/12/06 ......................................................................     20,000,000 HUF        104,421
                                                                                                                     -------------
                                                                                                                           803,057
                                                                                                                     -------------
       INDONESIA 5.5%
       Government of Indonesia,
           11.00%, 10/15/14 ....................................................................    600,000,000 IDR         63,879
           10.00%, 7/15/17 .....................................................................  3,500,000,000 IDR        347,376
       Indonesia Recapital Bond,
           14.00%, 6/15/09 .....................................................................  7,407,000,000 IDR        878,939
           13.15%, 3/15/10 .....................................................................  6,005,000,000 IDR        696,142
           14.25%, 6/15/13 .....................................................................  4,979,000,000 IDR        612,978
           14.275%, 12/15/13 ................................................................... 11,992,000,000 IDR      1,493,461
                                                                                                                     -------------
                                                                                                                         4,092,775
                                                                                                                     -------------
       IRELAND 1.5%
       Republic of Ireland, 5.00%, 4/18/13 .....................................................        800,000 EUR      1,149,346
                                                                                                                     -------------
       ITALY 0.1%
       Government of Italy, 7.75%, 11/01/06 ....................................................         41,293 EUR         57,907
                                                                                                                     -------------
       MALAYSIA 2.7%
       Government of Malaysia,
           3.135%, 12/17/07 ....................................................................      1,100,000 MYR        287,761
           4.305%, 2/27/09 .....................................................................      3,660,000 MYR        987,237
           4.032%, 9/15/09 .....................................................................      1,850,000 MYR        494,218
           3.644%, 8/25/10 .....................................................................      1,100,000 MYR        287,399
                                                                                                                     -------------
                                                                                                                         2,056,615
                                                                                                                     -------------
       MEXICO 0.9%
       United Mexican States, 144A, 7.50%, 3/08/10 .............................................        450,000 EUR        667,945
                                                                                                                     -------------


116 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       TEMPLETON GLOBAL INCOME SECURITIES FUND                                                   PRINCIPAL AMOUNT(b)     VALUE
----------------------------------------------------------------------------------------------------------------------------------
       LONG TERM INVESTMENTS (CONT.)
       NETHERLANDS 1.1%
       Government of Netherlands,
           3.00%, 7/15/06 ......................................................................        150,000 EUR  $     196,058
           5.75%, 2/15/07 ......................................................................        488,000 EUR        670,041
                                                                                                                     -------------
                                                                                                                           866,099
                                                                                                                     -------------
       NEW ZEALAND 4.1%
       Government of New Zealand, 7.00%, 7/15/09 ...............................................      4,230,000 NZD      3,085,203
                                                                                                                     -------------
       NORWAY 2.6%
       Kingdom of Norway, 6.75%, 1/15/07 .......................................................     11,350,000 NOK      1,918,131
                                                                                                                     -------------
       PERU 0.3%
    (a)Republic of Peru, FRN, 4.50%, 3/07/17 ...................................................        267,300            249,257
                                                                                                                     -------------
       PHILIPPINES 1.7%
       Republic of Philippines,
           9.00%, 2/15/13 ......................................................................        800,000            828,280
           Reg S, 9.125%, 2/22/10 ..............................................................        330,000 EUR        467,713
                                                                                                                     -------------
                                                                                                                         1,295,993
                                                                                                                     -------------
       POLAND 6.6%
       Republic of Poland,
           8.50%, 11/12/06 .....................................................................      4,720,000 PLN      1,562,575
           8.50%, 5/12/07 ......................................................................      3,290,000 PLN      1,106,763
           6.00%, 5/24/09 ......................................................................      5,840,000 PLN      1,884,366
           6.25%, 10/24/15 .....................................................................      1,220,000 PLN        408,860
                                                                                                                     -------------
                                                                                                                         4,962,564
                                                                                                                     -------------
       RUSSIA 0.2%
       Russian Federation, Reg S, 11.00%, 7/24/18 ..............................................         90,000            124,883
                                                                                                                     -------------
       SINGAPORE 1.8%
       Republic of Singapore,
           4.00%, 3/01/07 ......................................................................        850,000 SGD        533,126
           2.625%, 10/01/07 ....................................................................      1,380,000 SGD        844,937
                                                                                                                     -------------
                                                                                                                         1,378,063
                                                                                                                     -------------
       SLOVAK REPUBLIC 4.4%
       Republic of Slovakia,
           4.80%, 4/14/09 ......................................................................     28,300,000 SKK      1,010,275
           8.50%, 8/17/10 ......................................................................     30,000,000 SKK      1,259,543
           7.50%, 3/13/12 ......................................................................     19,000,000 SKK        790,545
           5.00%, 1/22/13 .....................................................................       6,000,000 SKK        219,130
                                                                                                                     -------------
                                                                                                                         3,279,493
                                                                                                                     -------------
       SOUTH AFRICA
       Republic of South Africa, 5.25%, 5/16/13 ................................................        200,000 EUR        270,277
                                                                                                                     -------------


                                       Quarterly Statements of Investments | 117

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       TEMPLETON GLOBAL INCOME SECURITIES FUND                                                   PRINCIPAL AMOUNT(b)     VALUE
----------------------------------------------------------------------------------------------------------------------------------
       LONG TERM INVESTMENTS (CONT.)
       SOUTH KOREA 14.1%
       Korea Treasury Bond,
           4.50%, 3/05/06 ......................................................................  2,100,000,000 KRW  $   2,077,190
           4.50%, 9/03/06 ......................................................................    510,000,000 KRW        505,597
           6.90%, 1/16/07 ......................................................................  1,200,000,000 KRW      1,240,070
           4.75%, 3/03/07 ......................................................................  1,600,000,000 KRW      1,597,240
           3.75%, 9/10/07 ......................................................................    600,000,000 KRW        587,632
           4.75%, 3/12/08 ......................................................................  2,883,000,000 KRW      2,898,998
           4.50%, 9/09/08 ......................................................................  1,645,000,000 KRW      1,640,279
                                                                                                                     -------------
                                                                                                                        10,547,006
                                                                                                                     -------------
       SPAIN 0.7%
       Government of Spain, 6.00%, 1/31/08 .....................................................        390,000 EUR        551,219
                                                                                                                     -------------
       SWEDEN 7.1%
       Kingdom of Sweden,
           3.50%, 4/20/06 ......................................................................      2,100,000 SEK        301,112
           8.00%, 8/15/07 ......................................................................     14,990,000 SEK      2,383,737
           5.25%, 3/15/11 ......................................................................      3,900,000 SEK        608,612
           5.50%, 10/08/12 .....................................................................      6,280,000 SEK      1,004,657
        (c)Index Linked, 3.50%, 12/01/15 .......................................................      5,600,000 SEK        996,538
                                                                                                                     -------------
                                                                                                                         5,294,656
                                                                                                                     -------------
       THAILAND 5.1%
       Thailand Government Bond,
           8.50%, 10/14/05 .....................................................................     82,800,000 THB      2,186,676
           8.00%, 12/08/06 .....................................................................     50,700,000 THB      1,404,955
           4.125%, 2/12/08 .....................................................................      9,000,000 THB        235,952
           8.50%, 12/08/08 .....................................................................      1,000,000 THB         30,245
                                                                                                                     -------------
                                                                                                                         3,857,828
                                                                                                                     -------------
       UKRAINE 2.4%
       Republic of Ukraine,
           144A, 6.875%, 3/04/11 ...............................................................        260,000            266,630
           144A, 7.65%, 6/11/13 ................................................................      1,130,000          1,206,275
        (a)FRN, 5.36%, 8/05/09 .................................................................        275,000            294,938
                                                                                                                     -------------
                                                                                                                         1,767,843
                                                                                                                     -------------
       UNITED KINGDOM 0.5%
       United Kingdom, 7.50%, 12/07/06 .........................................................        175,000 GBP        345,830
                                                                                                                     -------------
       VENEZUELA 2.6%
       Republic of Venezuela,
           9.25%, 9/15/27 ......................................................................      1,710,000          1,706,152
        (a)FRN, 3.09%, 4/20/11 .................................................................        265,000            238,169
                                                                                                                     -------------
                                                                                                                         1,944,321
                                                                                                                     -------------
       TOTAL LONG TERM INVESTMENTS (COST $62,491,784) ..........................................                        70,343,004
                                                                                                                     -------------


118 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       TEMPLETON GLOBAL INCOME SECURITIES FUND                                                   PRINCIPAL AMOUNT(b)     VALUE
----------------------------------------------------------------------------------------------------------------------------------
       SHORT TERM INVESTMENT 3.4%
       CANADA 0.4%
    (d)Canada Treasury Bill, 7/14/05 ...........................................................        390,000 CAD  $     320,020
                                                                                                                     -------------
       NORWAY 2.3%
    (d)Norwegian Treasury Bills, 6/15/05 - 9/21/05 .............................................     11,140,000 NOK      1,745,083
                                                                                                                     -------------
       THAILAND 0.7%
    (d)Thailand Treasury Bill, Strip, 3/09/06 ..................................................     19,500,000 THB        487,957
                                                                                                                     -------------
       TOTAL SHORT TERM INVESTMENTS (COST $2,535,608) ..........................................                         2,553,060
                                                                                                                     -------------
       TOTAL INVESTMENTS (COST $65,027,392) 97.4% ..............................................                        72,896,064
       OTHER ASSETS, LESS LIABILITIES 2.6% .....................................................                         1,940,084
                                                                                                                     -------------
       NET ASSETS 100.0% .......................................................................                     $  74,836,148
                                                                                                                     =============

CURRENCY ABBREVIATIONS:

AUD - Australian Dollar
CAD - Canadian Dollar
DKK - Danish Krone
EUR - Euro
GBP - British Pound
HUF - Hungarian Forint
IDR - Indonesian Rupiah
KRW - South Korean Won
MYR - Malaysian Ringgit
NOK - Norwegian Krone
NZD - New Zealand Dollar
PLN - Polish Zloty
SEK - Swedish Krona
SGD - Singapore Dollar
SKK - Slovak Koruna
THB - Thai Baht

See Selected Portfolio Abbreviations on page 127.

(a)   The coupon shown represents the rate at period end.

(b)   The principal amount is stated in U.S. dollars unless otherwise indicated.

(c) Redemption price at maturity is adjusted for changes in underlying inflation index.

(d) A portion or all of the security is traded on a discount basis with no stated coupon rate.


                                       Quarterly Statements of Investments |
                                   See Notes to Statements of Investments. | 119

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120 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------------
       TEMPLETON GROWTH SECURITIES FUND                                              COUNTRY            SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS 89.1%
       AEROSPACE & DEFENSE 3.6%
       BAE Systems PLC .........................................................  United Kingdom         4,506,173   $  22,099,520
       BAE Systems PLC, 144A ...................................................  United Kingdom            36,352         178,280
       Boeing Co. ..............................................................  United States            299,590      17,514,032
       Raytheon Co. ............................................................  United States            538,040      20,822,148
    (a)Rolls-Royce Group PLC ...................................................  United Kingdom         3,292,060      15,180,818
    (a)Rolls-Royce Group PLC, B ................................................  United Kingdom       164,603,000         318,859
                                                                                                                     -------------
                                                                                                                        76,113,657
                                                                                                                     -------------
       AIRLINES 0.6%
       Singapore Airlines Ltd. .................................................    Singapore            1,720,100      12,400,309
                                                                                                                     -------------
       AUTO COMPONENTS 0.5%
       Valeo SA ................................................................      France               262,715      11,694,688
                                                                                                                     -------------
       AUTOMOBILES 0.6%
       Volkswagen AG ...........................................................     Germany               258,907      12,323,950
                                                                                                                     -------------
       CAPITAL MARKETS 2.2%
       Morgan Stanley ..........................................................  United States            100,000       5,725,000
       Nomura Holdings Inc. ....................................................      Japan              1,641,173      22,957,750
       UBS AG ..................................................................   Switzerland             213,966      18,066,014
                                                                                                                     -------------
                                                                                                                        46,748,764
                                                                                                                     -------------
       CHEMICALS 3.1%
       Akzo Nobel NV ...........................................................   Netherlands             493,365      22,524,812
       BASF AG .................................................................     Germany               145,200      10,286,325
       Bayer AG, Br. ...........................................................     Germany               423,776      14,008,125
    (a)Syngenta AG .............................................................   Switzerland             174,770      18,248,431
                                                                                                                     -------------
                                                                                                                        65,067,693
                                                                                                                     -------------
       COMMERCIAL BANKS 4.4%
       Banco Santander Central Hispano SA ......................................      Spain              1,310,140      15,947,286
       Hana Bank ...............................................................   South Korea             157,540       4,335,253
       Kookmin Bank ............................................................   South Korea             373,740      16,657,601
       Lloyds TSB Group PLC ....................................................  United Kingdom         1,032,660       9,328,737
       Nordea Bank AB ..........................................................      Sweden               910,175       9,204,219
       Royal Bank of Scotland Group PLC ........................................  United Kingdom           324,180      10,317,297
       Royal Bank of Scotland Group PLC, 144A ..................................  United Kingdom           511,885      16,291,164
       Standard Chartered PLC ..................................................  United Kingdom           565,090      10,166,985
                                                                                                                     -------------
                                                                                                                        92,248,542
                                                                                                                     -------------
       COMMERCIAL SERVICES & SUPPLIES 2.4%
       H&R Block Inc. ..........................................................  United States            399,040      20,183,443
       Rentokil Initial PLC ....................................................  United Kingdom         5,968,960      18,274,744
       Securitas AB, B .........................................................      Sweden               764,565      12,219,372
                                                                                                                     -------------
                                                                                                                        50,677,559
                                                                                                                     -------------


                                       Quarterly Statements of Investments | 121

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       TEMPLETON GROWTH SECURITIES FUND                                              COUNTRY            SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCK (CONT.)
       COMPUTERS & PERIPHERALS 1.0%
    (a)Maxtor Corp. ............................................................   United States         1,145,880   $   6,096,081
    (a)Seagate Technology ......................................................   United States           740,005      14,467,098
                                                                                                                     -------------
                                                                                                                        20,563,179
                                                                                                                     -------------
       DIVERSIFIED TELECOMMUNICATION SERVICES 5.7%
       BCE Inc. ................................................................       Canada              948,787      23,730,462
    (a)Belgacom SA .............................................................      Belgium              273,600      11,313,846
       KT Corp., ADR ...........................................................    South Korea          1,011,735      21,560,073
       Nippon Telegraph & Telephone Corp. ......................................       Japan                 4,272      18,684,771
       SBC Communications Inc. .................................................   United States           441,280      10,453,923
       TDC AS ..................................................................      Denmark              430,274      18,134,411
       Telefonos de Mexico SA de CV (Telmex), L, ADR ...........................       Mexico              450,465      15,554,556
                                                                                                                     -------------
                                                                                                                       119,432,042
                                                                                                                     -------------
       ELECTRIC UTILITIES 3.5%
       DTE Energy Co. ..........................................................   United States           562,475      25,581,363
       E.ON AG .................................................................      Germany              253,155      21,691,593
       Endesa SA ...............................................................       Spain               639,690      14,387,075
       Hong Kong Electric Holdings Ltd. ........................................     Hong Kong           2,867,498      12,757,590
                                                                                                                     -------------
                                                                                                                        74,417,621
                                                                                                                     -------------
       ELECTRONIC EQUIPMENT & INSTRUMENTS 1.3%
    (a)Celestica Inc. ..........................................................       Canada              403,440       5,450,474
       Hitachi Ltd. ............................................................       Japan             3,522,500      21,878,066
                                                                                                                     -------------
                                                                                                                        27,328,540
                                                                                                                     -------------
       ENERGY EQUIPMENT & SERVICES 0.9%
       Noble Corp. .............................................................   United States           347,400      19,527,354
                                                                                                                     -------------
       FOOD & STAPLES RETAILING 1.5%
       Albertson's Inc. ........................................................   United States           494,700      10,215,555
    (a)Kroger Co. ..............................................................   United States           764,261      12,251,104
       William Morrison Supermarkets PLC .......................................  United Kingdom         2,643,035       9,790,313
                                                                                                                     -------------
                                                                                                                        32,256,972
                                                                                                                     -------------
       FOOD PRODUCTS 4.8%
       Cadbury Schweppes PLC ...................................................  United Kingdom         1,843,610      18,483,834
       H.J. Heinz Co. ..........................................................   United States           321,615      11,848,296
       Nestle SA ...............................................................    Switzerland            134,129      36,694,295
       Unilever NV .............................................................    Netherlands            494,090      33,625,507
                                                                                                                     -------------
                                                                                                                       100,651,932
                                                                                                                     -------------


122 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       TEMPLETON GROWTH SECURITIES FUND                                              COUNTRY            SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       HEALTH CARE EQUIPMENT & SUPPLIES 0.9%
       Olympus Corp. ...........................................................      Japan                838,220   $  19,542,572
                                                                                                                     -------------
       HEALTH CARE PROVIDERS & SERVICES 4.1%
       AmerisourceBergen Corp. .................................................   United States           540,811      30,983,062
       CIGNA Corp. .............................................................   United States           136,562      12,194,987
       HCA Inc. ................................................................   United States           264,750      14,182,658
    (a)Tenet Healthcare Corp. ..................................................   United States         2,430,795      28,027,066
                                                                                                                     -------------
                                                                                                                        85,387,773
                                                                                                                     -------------
       HOTELS RESTAURANTS & LEISURE 2.3%
       Accor SA ................................................................       France              518,800      25,394,252
       Compass Group PLC .......................................................   United Kingdom        5,107,265      23,310,047
                                                                                                                     -------------
                                                                                                                        48,704,299
                                                                                                                     -------------
       HOUSEHOLD DURABLES 1.8%
       Koninklijke Philips Electronics NV ......................................    Netherlands            620,955      17,104,979
       Sony Corp. ..............................................................       Japan               499,300      19,882,598
                                                                                                                     -------------
                                                                                                                        36,987,577
                                                                                                                     -------------
       INDUSTRIAL CONGLOMERATES 1.7%
       Smiths Group PLC ........................................................   United Kingdom        1,080,061      17,380,832
       Swire Pacific Ltd., A ...................................................     Hong Kong           1,652,800      13,085,589
       Tyco International Ltd. .................................................   United States           166,120       5,614,856
                                                                                                                     -------------
                                                                                                                        36,081,277
                                                                                                                     -------------
       INSURANCE 3.7%
       ACE Ltd. ................................................................      Bermuda              297,200      12,265,444
       AXA SA ..................................................................       France              370,111       9,859,328
       Swiss Reinsurance Co. ...................................................    Switzerland            319,590      22,883,200
       Willis Group Holdings Ltd. ..............................................   United States           503,683      18,570,792
       XL Capital Ltd., A ......................................................      Bermuda              185,292      13,409,582
                                                                                                                     -------------
                                                                                                                        76,988,346
                                                                                                                     -------------
       IT SERVICES 1.0%
       Electronic Data Systems Corp. ...........................................   United States           794,633      16,425,064
       Satyam Computers Services Ltd. ..........................................       India               481,726       4,505,669
                                                                                                                     -------------
                                                                                                                        20,930,733
                                                                                                                     -------------
       LEISURE EQUIPMENT & PRODUCTS 0.8%
       Fuji Photo Film Co. Ltd. ................................................       Japan               482,000      17,620,442
       Mattel Inc. .............................................................   United States             8,600         183,610
                                                                                                                     -------------
                                                                                                                        17,804,052
                                                                                                                     -------------


                                       Quarterly Statements of Investments | 123

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       TEMPLETON GROWTH SECURITIES FUND                                              COUNTRY            SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       MEDIA 7.4%
       British Sky Broadcasting Group PLC ......................................  United Kingdom         3,093,596   $  33,939,343
    (a)DIRECTV Group Inc. ......................................................   United States         1,476,794      21,295,370
    (a)Interpublic Group of Cos. Inc. ..........................................   United States           705,615       8,664,952
       News Corp. Ltd., A ......................................................   United States         1,244,665      21,059,732
       Pearson PLC .............................................................  United Kingdom         1,600,718      19,512,466
       Reed Elsevier NV ........................................................    Netherlands          1,506,550      22,712,594
       VNU NV ..................................................................    Netherlands            641,795      18,718,986
       Wolters Kluwer NV .......................................................    Netherlands            590,730      10,789,554
                                                                                                                     -------------
                                                                                                                       156,692,997
                                                                                                                     -------------
       METALS & MINING 2.0%
       Barrick Gold Corp. ......................................................      Canada               745,345      17,858,466
       BHP Billiton PLC ........................................................  United Kingdom           836,750      11,243,537
       POSCO ...................................................................    South Korea             61,332      12,115,707
                                                                                                                     -------------
                                                                                                                        41,217,710
                                                                                                                     -------------
       MULTI-UTILITIES & UNREGULATED POWER 1.0%
       National Grid Transco PLC ...............................................  United Kingdom         2,334,378      21,639,529
                                                                                                                     -------------
       OIL & GAS 6.6%
       BP PLC ..................................................................  United Kingdom         2,804,726      29,073,993
       El Paso Corp. ...........................................................   United States         1,768,740      18,713,269
       Eni SpA .................................................................       Italy             1,081,305      28,075,832
       Repsol YPF SA ...........................................................       Spain               919,148      24,330,143
       Shell Transport & Trading Co. PLC .......................................  United Kingdom         4,113,976      36,931,163
       TransCanada Corp. .......................................................      Canada                89,875       2,215,943
                                                                                                                     -------------
                                                                                                                       139,340,343
                                                                                                                     -------------
       PAPER & FOREST PRODUCTS 3.0%
       Bowater Inc. ............................................................   United States           237,925       8,962,635
       International Paper Co. .................................................   United States           286,005      10,522,124
    (b)Sappi Ltd. ..............................................................   South Africa            513,854       6,287,337
       Stora Enso OYJ, R .......................................................      Finland            1,245,938      17,507,704
       UPM-Kymmene Corp. .......................................................      Finland              862,805      19,108,698
                                                                                                                     -------------
                                                                                                                        62,388,498
                                                                                                                     -------------
       PHARMACEUTICALS 9.6%
       Abbott Laboratories .....................................................   United States           313,207      14,601,710
       Bristol-Myers Squibb Co. ................................................   United States         1,087,500      27,687,750
       GlaxoSmithKline PLC .....................................................  United Kingdom         1,674,070      38,377,089
       Merck & Co. Inc. ........................................................   United States           758,580      24,555,235
       Novartis AG .............................................................    Switzerland            412,490      19,241,717
       Pfizer Inc. .............................................................   United States           896,340      23,546,852
       Sanofi-Aventis ..........................................................      France               296,986      25,043,023


124 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       TEMPLETON GROWTH SECURITIES FUND                                              COUNTRY            SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       PHARMACEUTICALS (CONT.)
       Shire Pharmaceuticals Group PLC .........................................  United Kingdom         1,111,940   $  12,703,262
       Takeda Pharmaceutical Co. Ltd. ..........................................       Japan               357,000      17,012,683
                                                                                                                     -------------
                                                                                                                       202,769,321
                                                                                                                     -------------
       REAL ESTATE 1.4%
       Cheung Kong Holdings Ltd. ...............................................     Hong Kong           3,266,499      29,002,693
                                                                                                                     -------------
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.7%
       Samsung Electronics Co. Ltd. ............................................    South Korea             30,300      14,948,993
                                                                                                                     -------------
       SOFTWARE 1.5%
    (a)Cadence Design Systems Inc. .............................................   United States           676,845      10,118,833
    (a)Check Point Software Technologies Ltd. ..................................      Israel               156,310       3,398,179
       Nintendo Co. Ltd. .......................................................       Japan               160,000      17,457,801
                                                                                                                     -------------
                                                                                                                        30,974,813
                                                                                                                     -------------
       SPECIALTY RETAIL 0.2%
    (a)Office Depot Inc. .......................................................   United States           187,200       4,152,096
                                                                                                                     -------------
       WIRELESS TELECOMMUNICATION SERVICES 3.3%
       China Mobile (Hong Kong) Ltd., fgn. .....................................       China             1,634,000       5,342,300
       KDDI Corp. ..............................................................       Japan                 3,670      18,173,739
       SK Telecom Co. Ltd. .....................................................    South Korea             80,853      13,588,072
       SK Telecom Co. Ltd., ADR ................................................    South Korea            303,380       5,982,653
       Vodafone Group PLC ......................................................  United Kingdom         9,582,424      25,444,230
                                                                                                                     -------------
                                                                                                                        68,530,994
                                                                                                                     -------------
       TOTAL COMMON STOCKS (COST $1,589,768,500)................................                                     1,875,537,418
                                                                                                                     -------------
       PREFERRED STOCKS 0.7%
       AUTOMOBILES 0.2%
       Volkswagen AG, pfd. .....................................................      Germany              108,300       3,904,208
                                                                                                                     -------------
       METALS & MINING 0.5%
       Cia Vale do Rio Doce, ADR, pfd., A ......................................      Brazil               415,500      11,039,835
                                                                                                                     -------------
       TOTAL PREFERRED STOCKS (COST $6,373,138).................................                                        14,944,043
                                                                                                                     -------------
       TOTAL LONG TERM INVESTMENTS (COST $1,596,141,638)........................                                     1,890,481,461
                                                                                                                     -------------

                                                                                                  ----------------
                                                                                                  PRINCIPAL AMOUNT
                                                                                                  ----------------
       SHORT TERM INVESTMENTS 10.6%
       U.S. GOVERNMENT AND AGENCY SECURITIES (COST $21,950,445) 1.1%
    (c)Federal Home Loan Bank, 4/01/05 .........................................   United States  $     21,952,000      21,952,000
                                                                                                                     -------------
       TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS
        (COST $1,618,092,083)...................................................                                     1,912,433,461
                                                                                                                     -------------


                                       Quarterly Statements of Investments | 125

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
       TEMPLETON GROWTH SECURITIES FUND                                                COUNTRY    PRINCIPAL AMOUNT       VALUE
----------------------------------------------------------------------------------------------------------------------------------
       REPURCHASE AGREEMENT 9.5%
    (d)BZW Securities Inc., 2.62%, 4/01/05 (Maturity Value $100,007,278)
         Collateralized by (c)U.S. Treasury Bills, 5/26/05......................   United States  $    100,000,000  $ 100,000,000
    (d)Paribas Corp., 2.80%, 4/01/05 (Maturity Value $100,007,778)
       Collateralized by U. S. Government Agency Securities, 2.05 - 4.00%,
        6/16/06 - 5/15/09.......................................................   United States       100,000,000     100,000,000
                                                                                                                    --------------
       TOTAL REPURCHASE AGREEMENTS (COST $200,000,000)..........................                                       200,000,000
                                                                                                                    --------------
       TOTAL INVESTMENTS (COST $1,818,092,083) 100.4%...........................                                     2,112,433,461
       OTHER ASSETS, LESS LIABILITIES (0.4)%....................................                                        (8,273,179)
                                                                                                                    --------------
       NET ASSETS 100.0%........................................................                                    $2,104,160,282
                                                                                                                    ==============

See Selected Portfolio Abbreviations on page 127.

(a)   Non-income producing.

(b)   Security purchased on a when-issued or delayed delivery basis.

(c) A portion or all of the security is traded on a discount basis with no stated coupon rate.

d) At March 31, 2005, all repurchase agreements had been entered into on that date.


126 | See Notes to Statements of Investments.
    | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS, MARCH 31, 2005 (UNAUDITED) (CONTINUED)

SELECTED PORTFOLIO ABBREVIATIONS

ADR   - American Depository Receipt
FDR   - Foreign Depository Receipt
FFCB  - Federal Farm Credit bank
FHC   - Federal Housing Corp.
FHLB  - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corp.
FICO  - Financing Corp.
FNMA  - Federal National Mortgage Association
GDR   - Global Depository Receipt
GNMA  - Government National Mortgage Association
GO    - General Obligation
HUD   - Housing and Urban Development
IDR   - International Depository Receipt
IPC   - Industrial Pollution Control
L/C   - Line-of-Credit
LIBOR - London Interbank Offered Rate
PC    - Participation Certificate
PIBOR - Paris Interbank Offered Rate
PL    - Project Loan
PLC   - Public Limited Co.
REFCO - Resolution Funding Corp.
REIT  - Real Estate Investment Trust
SBA   - Small Business Administration
SDR   - Swedish Depository Receipt
SF    - Single Family


                                       Quarterly Statements of Investments |
                                   See Notes to Statements of Investments. | 127

                       This page intentionally left blank.

128 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Franklin Templeton Variable Insurance Products Trust (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of twenty-three series (the Funds). Shares of the Funds are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts.

1. INCOME TAXES

At March 31, 2005, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes were as follows:

                                  ---------------------------------------------------------------------------
                                                         FRANKLIN
                                     FRANKLIN             GLOBAL             FRANKLIN            FRANKLIN
                                  FLEX CAP GROWTH     COMMUNICATIONS     GROWTH AND INCOME      HIGH INCOME
                                  SECURITIES FUND    SECURITIES FUND      SECURITIES FUND          FUND
                                  ---------------------------------------------------------------------------
Cost of investments ...........   $     1,000,469    $    127,177,081    $     613,320,843    $   219,962,006
                                  ===========================================================================
Unrealized appreciation .......   $         7,008    $     23,060,631    $     127,595,577    $     8,209,106
Unrealized depreciation .......           (40,539)         (3,422,817)         (13,024,841)       (21,147,957)
                                  ---------------------------------------------------------------------------
Net unrealized appreciation
 (depreciation) ...............   $       (33,531)   $     19,637,814    $     114,570,736    $   (12,938,851)
                                  ===========================================================================

                                  ---------------------------------------------------------------------------
                                     FRANKLIN            FRANKLIN            FRANKLIN            FRANKLIN
                                      INCOME         LARGE CAP GROWTH     LARGE CAP VALUE      MONEY MARKET
                                  SECURITIES FUND    SECURITIES FUND      SECURITIES FUND          FUND
                                  ---------------------------------------------------------------------------
Cost of investments............   $ 2,304,112,942    $    500,669,360    $       1,005,468    $    56,002,427
                                  ===========================================================================
Unrealized appreciation........   $   197,578,360    $     59,363,478    $           7,230    $            --
Unrealized depreciation........       (56,504,800)        (21,876,932)             (19,206)                --
                                  ---------------------------------------------------------------------------
Net unrealized appreciation
 (depreciation)................   $   141,073,560    $     37,486,546    $         (11,976)   $            --
                                  ===========================================================================

                                  ---------------------------------------------------------------------------
                                     FRANKLIN            FRANKLIN            FRANKLIN            FRANKLIN
                                    REAL ESTATE      RISING DIVIDENDS        SMALL CAP        SMALL CAP VALUE
                                       FUND          SECURITIES FUND           FUND           SECURITIES FUND
                                  ---------------------------------------------------------------------------
Cost of investments............   $   931,771,172    $  1,199,781,967    $   1,017,867,757    $   737,739,005
                                  ===========================================================================
Unrealized appreciation........   $   239,555,276    $    266,010,668    $     291,216,101    $   186,214,560
Unrealized depreciation........        (6,505,270)        (30,818,077)         (52,001,378)       (13,240,533)
                                  ---------------------------------------------------------------------------
Net unrealized appreciation
 (depreciation)................   $   233,050,006    $    235,192,591    $     239,214,723    $   172,974,027
                                  ===========================================================================


                                       Quarterly Statements of Investments | 129

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

1. INCOME TAXES (CONTINUED)

                                  ---------------------------------------------------------------------------
                                      FRANKLIN           FRANKLIN            FRANKLIN            FRANKLIN
                                  STRATEGIC INCOME   U.S. GOVERNMENT        ZERO COUPON         ZERO COUPON
                                  SECURITIES FUND          FUND              FUND 2005           FUND 2010
                                  ---------------------------------------------------------------------------
Cost of investments............   $    599,326,736   $    595,940,351    $      89,371,826    $    88,483,336
                                  ===========================================================================
Unrealized appreciation........   $    180,730,221   $      8,711,484    $       1,199,253    $     8,513,095
Unrealized depreciation........       (166,389,296)        (5,368,178)            (302,286)          (368,400)
                                  ---------------------------------------------------------------------------
Net unrealized appreciation
 (depreciation)................   $    14,340,925    $      3,343,306    $         896,967    $     8,144,695
                                  ===========================================================================

                                  ---------------------------------------------------------------------------
                                       MUTUAL             MUTUAL             TEMPLETON           TEMPLETON
                                     DISCOVERY            SHARES         DEVELOPING MARKETS       FOREIGN
                                  SECURITIES FUND    SECURITIES FUND      SECURITIES FUND     SECURITIES FUND
                                  ---------------------------------------------------------------------------
Cost of investments............   $    523,160,875   $  2,496,620,401    $     685,102,039    $ 1,753,959,429
                                  ===========================================================================
Unrealized appreciation........   $    119,011,734   $    480,190,992    $     210,122,667    $   408,653,228
Unrealized depreciation........         (6,163,053)       (26,701,964)          (9,662,040)       (39,694,177)
                                  ---------------------------------------------------------------------------
Net unrealized appreciation
 (depreciation)................   $    112,848,681   $    453,489,028    $     200,460,627    $   368,959,051
                                  ===========================================================================

                                                     --------------------------------------------------------
                                                        TEMPLETON            TEMPLETON           TEMPLETON
                                                       GLOBAL ASSET        GLOBAL INCOME          GROWTH
                                                     ALLOCATION FUND      SECURITIES FUND     SECURITIES FUND
                                                     --------------------------------------------------------
Cost of investments...............................   $    552,712,442    $      65,953,601    $ 1,818,092,083
                                                     --------------------------------------------------------
Unrealized appreciation...........................   $    155,215,929    $       7,376,482    $   342,915,602
Unrealized depreciation..........................         (19,927,545)            (434,019)       (48,574,224)
                                                     --------------------------------------------------------
Net unrealized appreciation
 (depreciation)...................................   $    135,288,384    $       6,942,463    $   294,341,378
                                                     ========================================================


2. RESTRICTED SECURITIES

At March 31, 2005, the funds held investments in restricted and illiquid securities as follows:

-------------------------------------------------------------------------------------------------------------
PRINCIPAL AMOUNT/                                                     ACQUISITION
 SHARES/WARRANTS   ISSUER                                                DATE          COST          VALUE
-------------------------------------------------------------------------------------------------------------
  FRANKLIN HIGH INCOME FUND
    4,500,000      Asia Pulp & Paper Co. Ltd., 12.00%, pfd.,
                    Perpetual .................................           2/21/97   $ 4,500,000   $    50,490
        8,000      Poland Telecom Finance, wts., 144A,
                    12/01/07 ..................................          11/24/97        48,000            --
$   4,250,000      Polysindo International Finance Co. BV,
                    secured note, 9.375%, 7/30/07 .............           7/23/97     4,250,000       393,125
$   2,000,000      Tjiwi Kimia Finance Mauritius, senior note,
                    10.00%, 8/01/04                                       7/29/97     1,994,593       620,580
                                                                                                  -----------
                       TOTAL RESTRICTED SECURITIES (0.51% of Net Assets) ......................   $ 1,064,195
                                                                                                  ===========


130 | Quarterly Statements of Investments

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

2. RESTRICTED SECURITIES (CONTINUED)

-------------------------------------------------------------------------------------------------------------
PRINCIPAL AMOUNT/                                                     ACQUISITION
 SHARES/WARRANTS   ISSUER                                                DATE          COST          VALUE
-------------------------------------------------------------------------------------------------------------
  FRANKLIN INCOME SECURITIES FUND
   10,073,000      Asia Pulp & Paper Co. Ltd., 12.00%, pfd.,
                    Perpetual (0.00% of Net Assets)............           2/14/97   $ 7,620,963   $   113,019
                                                                                                  -----------
  MUTUAL DISCOVERY SECURITIES FUND
       16,706      AboveNet Inc................................          10/02/01   $    92,948   $   400,332
          550      AboveNet Inc., wts., 9/08/08................          10/02/01        68,164         4,400
          647      AboveNet Inc., wts., 9/08/10................          10/02/01        73,247         3,106
          755      Elephant Capital Holdings Ltd...............           8/23/04       755,123     1,003,996
        1,572      Esmark Inc., Series A, 10.00%,
                    cvt., pfd. ................................          11/08/04     1,572,400     1,572,400
      124,400      Florida East Coast Industries Inc...........           5/06/97     4,017,621     5,020,286
      451,787      Imagine Group Holdings Ltd..................           8/31/04     4,626,977     4,626,990
      128,899      International Steel Group...................           4/10/02       587,500     4,836,935
        2,140      Olympus Re Holdings Ltd.....................          12/19/01       214,000       376,041
          570      Security Capital European Realty............           4/08/98        31,238         3,562
    2,553,000      Seton House Finance Ltd., zero cpn.,
                    2/07/12 ...................................          12/01/03       695,459       843,907
           10      Torre Mayor Investments LP..................          10/28/02     1,000,000       650,000
                                                                                                  -----------
                   TOTAL RESTRICTED SECURITIES (3.09% of Net Assets)...........................   $19,341,955
                                                                                                  ===========
  MUTUAL SHARES SECURITIES FUND
       56,216      AboveNet Inc................................          10/02/01   $ 2,933,131   $ 1,347,127
        2,231      AboveNet Inc., wts., 9/08/08................          10/02/01       279,787        17,848
        2,625      AboveNet Inc., wts., 9/08/10................          10/02/01       300,103        12,600
      806,100      Centennial Bank Holdings Inc................          12/29/04     8,464,050     8,665,575
        4,653      Elephant Capital Holdings Ltd...............           8/29/03     4,654,210     6,188,139
        8,637      Esmark Inc., Series A, 10.00%,
                    cvt., pfd. ................................          11/08/04     8,637,200     8,637,200
    1,001,113      Florida East Coast Industries Inc...........           5/05/97    30,413,544    40,400,917
      639,453      International Steel Group...................           4/10/02     3,118,750    23,995,474
       16,280      Olympus Re Holdings Ltd.....................          12/19/01     1,628,000     2,860,722
        1,120      Security Capital European Realty............           4/08/98        61,302         7,000
                                                                                                  -----------
                   TOTAL RESTRICTED SECURITIES (3.13% of Net Assets)...........................   $92,132,602
                                                                                                  ===========


                                       Quarterly Statements of Investments | 131

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

3. HOLDING OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the Franklin Real Estate Fund at March 31, 2005, were as shown below.

--------------------------------------------------------------------------------------------------------------------------
                                 NUMBER OF                               NUMBER OF
                                SHARES HELD                             SHARES HELD      VALUE
                                AT BEGINNING     GROSS       GROSS        AT END        AT END      DIVIDEND    REALIZED
  NAME OF ISSUER                 OF PERIOD     ADDITIONS   REDUCTIONS    OF PERIOD     OF PERIOD     INCOME    GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------------------
Digital Realty Trust Inc. ..       1,535,500          --           --     1,535,500   $22,065,135   $374,278   $        --
GMH Communities Trust ......       1,700,000          --           --     1,700,000    19,907,000    122,505            --
                                                                                      ------------------------------------
                             TOTAL AFFILIATED SECURITIES (3.60% of Net Assets) ....   $41,972,135   $496,783   $        --
                                                                                      ====================================

4. OTHER CONSIDERATIONS

Subject to certain terms and conditions, the Franklin High Income Fund and the Franklin Income Securities Fund have agreed to sell their holdings in Asia Pulp & Paper Co. Ltd. and Tjiwi Kimia Finance Mauritius in November 2006. Until the completion of the sale, the transaction will be accounted for as a secured borrowing with a pledge of collateral and any preliminary sales proceeds received are deferred until the completion of the transaction.

Directors or employees of Franklin Mutual Advisers LLC, as the Investment Managers for the Mutual Discovery Securities Fund and the Mutual Shares Securities Fund, may serve as members on the board of directors of certain companies in which the funds invest and/or may represent the funds in certain corporate negotiations. At March 31, 2005, such individuals serve in one or more of these capacities for AboveNet Inc., Esmark Inc. and Kindred Healthcare Inc. As a result of this involvement, the Investment Manager may be in possession of certain material non-public information which, pursuant to the funds' policies and the requirements of the federal securities laws, could prevent the funds from trading in the securities of such companies for limited or extended periods of time.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


132 | Quarterly Statements of Investments

ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certifications pursuant to Section 30a-2 of the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.




                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date May 20, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date May 20, 2005



By /s/GALEN G. VETTER
   ------------------------------
      Galen G. Vetter
      Chief Financial Officer
Date May 20, 2005